--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                  Tax-Managed U.S. Marketwide Value Portfolio
                     Tax-Managed U.S. 5-10 Value Portfolio
                 Tax-Managed U.S. 6-10 Small Company Portfolio
                 Tax-Managed DFA International Value Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 2000
                                  (Unaudited)

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
DFA INVESTMENT DIMENSIONS GROUP INC.
Schedules of Investments
    The Tax-Managed U.S. Marketwide Value Portfolio.........       1
    The Tax-Managed U.S. 5-10 Value Portfolio...............    2-15
    The Tax-Managed U.S. 6-10 Small Company Portfolio.......   16-41
    The Tax-Managed DFA International Value Portfolio.......   42-48
Statements of Assets and Liabilities........................      49
Statements of Operations....................................      50
Statements of Changes in Net Assets.........................   51-52
Financial Highlights........................................      53
Notes to Financial Statements...............................   54-57

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S.
 MARKETWIDE VALUE SERIES
Schedule of Investments.....................................   58-63
Statement of Assets and Liabilities.........................      64
Statement of Operations.....................................      65
Statements of Changes in Net Assets.........................      66
Financial Highlights........................................      67
Notes to Financial Statements...............................   68-69

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                            SCHEDULE OF INVESTMENTS
                THE TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                  MAY 31, 2000
                                  (UNAUDITED)

                                             VALUE+
                                             ------
Investment in The Tax-Managed U.S.
  Marketwide Value Series
  of The DFA Investment Trust Company     $206,360,866
                                          ------------
        Total Investments (100%) (Cost
        $193,593,563)++.................  $206,360,866
                                          ============

--------------

++   The cost for federal income tax purposes is $194,047,972.

--------------

 +   See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.3%)
 *3-D Systems Corp.....................................      10,600    $    124,881
 *3Dfx Interactive, Inc................................      32,500         240,703
 *A.C. Moore Arts & Crafts, Inc........................      12,700          73,223
 AAR Corp..............................................      64,900         900,487
 ABC Bancorp...........................................       6,360          63,202
 *ABC Rail Products Corp...............................       9,400          59,044
 Abington Bancorp, Inc.................................       7,000          65,187
 *Abraxas Petroleum Corp...............................       6,500           9,685
 *Accel International Corp.............................       6,800           4,781
 *Acceptance Insurance Companies, Inc..................      28,500         146,062
 Aceto Corp............................................      14,800         158,175
 *Acme Electric Corp...................................       4,100          33,953
 *Acorn Products, Inc..................................       2,400           3,750
 *ACT Networks, Inc....................................      12,900         150,366
 *Action Performance Companies, Inc....................      27,700         222,466
 *Acuson Corp..........................................       7,300          89,425
 *Adac Laboratories....................................      25,000         482,031
 Adams Resources & Energy, Inc.........................       2,200          36,437
 *ADE Corp.............................................      12,200         186,812
 *Adecco SA ADR........................................       4,909         488,139
 *Adept Technology, Inc................................      11,200         234,500
 *Advance Lighting Technologies, Inc...................      13,000         136,094
 *Advanced Magnetics, Inc..............................       4,100          27,675
 *Advanced Neuromodulation Systems, Inc................       6,700          82,075
 *Advanced Radio Telecom Corp..........................      10,000         103,750
 Advanta Corp. Class A.................................      24,900         419,409
 Advanta Corp. Class B Non-Voting......................      35,700         431,747
 Advest Group, Inc.....................................      20,800         397,800
 *Aehr Test Systems....................................       4,700          27,906
 *AEP Industries, Inc..................................       5,800          95,881
 *Aerovox, Inc.........................................       9,000          28,969
 *Aetrium, Inc.........................................       6,700          36,222
 *Aftermarket Technology Corp..........................      49,500         292,359
 *AG Services America, Inc.............................       1,300          21,206
 Agco Corp.............................................     143,300       1,791,250
 *Agribiotech, Inc.....................................      39,200           1,274
 *Agribrands International, Inc........................      17,900         741,731
 *AHT Corp.............................................      10,100          11,994
 *Air Methods Corp.....................................       7,100          24,850
 Airborne Freight Corp.................................      87,300       1,762,369
 *Airgas, Inc..........................................     106,400         571,900
 *Airnet Systems, Inc..................................       7,100          31,728
 AK Steel Holding Corp.................................      41,295         400,045
 Alamo Group, Inc......................................      23,400         279,337
 *Alaska Air Group, Inc................................      43,400       1,350,825
 *Albany International Corp. Class A...................      21,920         313,730
 Albemarle Corp........................................      16,800         369,600
 *Aldila, Inc..........................................       9,000          14,484
 Alexander & Baldwin, Inc..............................      80,300       1,856,937
 Alfa Corp.............................................       3,800          64,719
 Alico, Inc............................................       9,000         138,375
 *Align-Rite International, Inc........................       4,600          94,875
 Allen Organ Co. Class B...............................         400          25,725
                                                            SHARES           VALUE+
                                                            ------           ------

 *Allen Telecom, Inc...................................      29,000    $    464,000
 Alliance Bancorp......................................      12,600         222,469
 *Alliance Pharmaceuticals Corp........................       9,800          84,219
 *Alliance Semiconductor Corp..........................      40,500       1,002,375
 *Allied Healthcare Products, Inc......................      17,500          57,969
 *Allied Holdings, Inc.................................      19,300         123,037
 Allied Products Corp..................................       9,200          12,075
 *Allied Research Corp.................................       9,900          76,725
 *Allin Communications Corp............................      12,400          29,450
 *Allou Health & Beauty Care, Inc. Class A.............       6,900          47,437
 *Alltrista Corp.......................................       3,600          88,425
 *Alphanet Solutions, Inc..............................       8,800          40,700
 *Alternative Resources Corp...........................      26,300          36,984
 *Alterra Healthcare Corp..............................      53,200         103,075
 Ambanc Holding Co., Inc...............................      11,800         170,731
 *Ambassadors, Inc.....................................      13,200         179,437
 *AMC Entertainment, Inc...............................      28,800         136,800
 Amcast Industrial Corp................................      21,300         183,712
 *Amdocs, Ltd..........................................       6,616         409,778
 *Amerco, Inc..........................................      27,400         480,356
 *America West Holdings Corp. Class B..................      87,575       1,559,930
 American Annuity Group, Inc...........................       1,000          17,062
 American Biltrite, Inc................................         900          11,869
 *American Coin Merchandising, Inc.....................       9,200          24,150
 *American Dental Technologies, Inc....................         800           1,050
 *American Freightways Corp............................      77,200       1,150,762
 *American Healthcorp, Inc.............................      10,900          43,600
 *American Homepatient, Inc............................       4,600           1,518
 *American Homestar Corp...............................      34,600          34,059
 *American Indemnity Financial Escrow..................       1,500           1,500
 *American Medical Security Group, Inc.................      24,700         162,094
 *American Pacific Corp................................      17,000         101,469
 *American Physicians Services Group, Inc..............       3,300          10,158
 *American Retirement Corp.............................      38,300         210,650
 *American Shared Hospital Services....................       2,100           6,169
 *American Skiing Co...................................      21,700          37,975
 *American Software, Inc. Class A......................      18,500          73,133
 *American Technical Ceramics Corp.....................       6,400         219,200
 *Amerihost Properties, Inc............................       5,900          20,466
 *Ameripath, Inc.......................................      30,700         263,348
 *Ameristar Casinos, Inc...............................      12,100          48,022
 Ameron, Inc...........................................       9,600         352,800
 Amerus Life Holdings, Inc. Class A....................      37,800         753,637
 *Ames Department Stores, Inc..........................      25,000         296,094
 *AMF Bowling, Inc.....................................      25,800          24,187
 Ampco-Pittsburgh Corp.................................      23,100         255,544
 Amplicon, Inc.........................................      14,900         148,069
 *Amrep Corp...........................................       6,400          41,600
 *Amtran, Inc..........................................      29,000         410,531
 *Anadigics, Inc.......................................         450          15,623
 Analogic Corp.........................................       1,400          50,487
 Andersons, Inc........................................       1,400          12,337

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Andover Bancorp, Inc..................................       2,200    $     63,937
 *Angeion Corp.........................................         130             179
 *Anicom, Inc..........................................      60,700         300,655
 *Ann Taylor Stores Corp...............................      40,300       1,047,800
 Apogee Enterprises, Inc...............................      66,800         271,375
 *Applica, Inc.........................................      35,700         526,575
 *Applied Extrusion Technologies, Inc..................      28,300         166,262
 *Applied Films Corp...................................       3,000          69,000
 *Applied Graphics Technologies, Inc...................      23,300          80,822
 Applied Industrial Technologies, Inc..................      30,100         524,869
 *Applied Magnetics Corp...............................       5,000             119
 *Applied Microsystems Corp............................       6,400          35,600
 Applied Signal Technologies, Inc......................       7,500          75,937
 *Aquila Biopharmaceuticals, Inc.......................       2,200           5,156
 *Arch Capital Group, Ltd..............................      22,600         341,119
 Arch Chemicals, Inc...................................      53,900         929,775
 Arch Coal, Inc........................................      91,900         689,250
 Arctic Cat, Inc.......................................      20,600         222,094
 Argonaut Group, Inc...................................      36,900         666,506
 *Ariel Corp...........................................       7,600          20,662
 *Arkansas Best Corp...................................      23,500         259,969
 Armstrong Holdings, Inc...............................      54,900         943,594
 Arnold Industries, Inc................................      59,300         680,097
 *Arqule, Inc..........................................      12,600          86,625
 Arvin Industries, Inc.................................      35,700         642,600
 ASB Financial Corp....................................       2,500          21,953
 *Ashworth, Inc........................................      20,700          88,622
 *Astea International, Inc.............................      24,500          53,977
 Astro-Med, Inc........................................       5,400          31,725
 *Atchison Casting Corp................................       7,000          49,437
 *Atlanta Sosnoff Capital Corp.........................       3,800          36,575
 *Atlantic American Corp...............................      29,400          91,875
 *Atrion Corp..........................................       5,000          59,375
 *Audiovox Corp. Class A...............................      18,700         353,547
 *Ault, Inc............................................       4,700          27,466
 *Aurora Foods, Inc....................................      36,100         128,606
 *Auspex Systems, Inc..................................      23,400         111,881
 Avado Brands, Inc.....................................      23,700          33,698
 *Avatar Holdings, Inc.................................      19,300         381,778
 *Aviation Sales Co....................................       4,100          27,419
 *Avid Technology, Inc.................................      59,100         594,694
 *Avis Group Holdings, Inc.............................      74,900       1,441,825
 *Avteam, Inc. Class A.................................      18,401          36,581
 *Axsys Technologies, Inc..............................       9,000         132,187
 *Aztar Corp...........................................      71,600         912,900
 Aztec Manufacturing Co................................       3,200          51,200
 *Badger Paper Mills, Inc..............................         400           1,737
 Bairnco Corp..........................................      10,900          78,344
 Baker (J.), Inc.......................................      33,800         215,475
 *Baker (Michael) Corp.................................       9,100          59,150
 Baldwin & Lyons, Inc. Class B.........................      14,300         259,187
 *Baldwin Technology, Inc. Class A.....................       1,000           2,125
 *Ballantyne Omaha, Inc................................      17,500          42,656
 *Bancinsurance Corp...................................       1,585           6,538
 Bandag, Inc...........................................      12,750         316,359
 Bandag, Inc. Class A..................................      23,200         527,800
 *Bank Plus Corp.......................................      30,500          84,828
 *Bank United Financial Corp. Class A..................      27,600         177,675
 BankAtlantic Bancorp, Inc. Class A....................       1,545           5,890
 BankAtlantic Bancorp, Inc. Class B....................       8,500          48,609
 Banta Corp............................................      18,400         340,400
 *Barrett Business Services, Inc.......................       3,000          16,687
                                                            SHARES           VALUE+
                                                            ------           ------

 *Barrett Resources Corp...............................       5,100    $    201,769
 *Barringer Technologies, Inc..........................      13,800          84,956
 *Barry (R.G.) Corp....................................      10,700          36,781
 *Basin Exploration, Inc...............................      10,700         177,887
 Bassett Furniture Industries, Inc.....................      19,200         234,600
 *Battle Mountain Gold Co..............................      63,200         122,450
 Bay View Capital Corp.................................      39,607         401,021
 *Baycorp Holdings, Ltd................................       3,200          26,000
 *Bayou Steel Corp. Class A............................       7,650          17,212
 *Be Aerospace, Inc....................................      19,700         136,053
 *Beazer Homes USA, Inc................................      21,300         391,387
 *Bel Fuse, Inc. Class A...............................       3,500          63,656
 *Belco Oil & Gas Corp.................................      20,200         157,812
 *Bell Microproducts, Inc..............................      14,000         181,125
 *Benchmark Electronics, Inc...........................      18,900         642,600
 *Benton Oil & Gas Co..................................      24,300          66,825
 Bergen Brunswig Corp. Class A.........................     182,497         946,703
 Berkley (W.R.) Corp...................................      56,600       1,246,969
 *Berlitz International, Inc...........................      21,500         239,187
 *Bethlehem Steel Corp.................................     202,634         785,207
 *Beverly Enterprises..................................     217,700         653,100
 BHA Group Holdings, Inc. Class A......................       7,185          72,748
 *BI, Inc..............................................      18,700          99,344
 Bindley Western Industries, Inc.......................      28,300         539,469
 *Bio Vascular, Inc....................................      10,300          29,934
 *Bionx Implants, Inc..................................       1,200           2,625
 *Bio-Rad Laboratories, Inc. Class A...................       9,200         213,325
 *BioReliance Corp.....................................       9,000          45,281
 *Biosource International, Inc.........................       8,600          58,587
 Birmingham Steel Corp.................................      44,700         173,212
 Blair Corp............................................      14,900         286,825
 Block Drug Co., Inc. Class A..........................      27,744         768,162
 *Blonder Tongue Laboratories, Inc.....................       4,700          32,312
 BMC Industries, Inc...................................      56,000         213,500
 Bob Evans Farms, Inc..................................      78,100       1,059,231
 *Boca Research, Inc...................................       8,100          44,044
 *Boca Resorts, Inc....................................      58,000         500,250
 *Bolt Technology Corp.................................       5,600          25,200
 *Bombay Co., Inc......................................      53,040         169,065
 *Bon-Ton Stores, Inc..................................       9,800          21,897
 *Books-a-Million, Inc.................................      20,200          68,806
 *Borders Group, Inc...................................       8,500         119,531
 Borg Warner Automotive, Inc...........................      41,000       1,629,750
 *Boron, Lepore and Associates, Inc....................      29,600         226,625
 *Boston Biomedical, Inc...............................       3,300          12,066
 *Boston Communications Group, Inc.....................      13,500         138,797
 Bostonfed Bancorp, Inc................................       1,500          19,687
 Bowl America, Inc. Class A............................       3,200          24,800
 Bowne & Co., Inc......................................      86,800         873,425
 *Boyd Gaming Corp.....................................      63,700         314,519
 *Brass Eagle, Inc.....................................       8,000          39,000
 *Bridgestreet Accomodations, Inc......................       7,200          19,800
 *Brightpoint, Inc.....................................      33,500         389,437
 *BrightStar Information Technology Group, Inc.........      13,200          51,150
 *Brookdale Living Communities.........................      10,200         138,975
 Brookline Bancorp, Inc................................      47,200         461,675
 *Brooks Automation, Inc...............................       6,200         247,225
 *Brown & Sharpe Manufacturing Co. Class A.............      24,900          56,025
 *Brown (Tom), Inc.....................................      34,500         752,531
 Brown Shoe Company, Inc...............................      23,100         275,756

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Brunswick Technologies, Inc..........................       5,700    $     50,053
 Brush Wellman, Inc....................................      21,700         378,394
 BSB Bancorp, Inc......................................       4,500          85,922
 *BTU International, Inc...............................       8,100          70,116
 *Budget Group, Inc....................................      77,000         293,562
 *Buffets, Inc.........................................      58,500         678,234
 *Building Materials Holding Corp......................      30,500         283,078
 Burlington Coat Factory Warehouse Corp................     104,780       1,329,396
 *Burlington Industries, Inc...........................      64,500         213,656
 *Bush Boake Allen, Inc................................       6,250         203,906
 Bush Industries, Inc. Class A.........................      15,850         270,441
 *Business Resource Group..............................       4,100          25,497
 *Butler International, Inc............................         800           6,550
 Butler Manufacturing Co...............................      12,800         285,600
 *BWAY Corp............................................      16,100         115,719
 *C.P. Clare Corp......................................      23,100         151,594
 Cadmus Communications Corp............................      18,900         164,194
 Calgon Carbon Corp....................................      93,400         612,937
 *Caliber Learning Network, Inc........................      30,300          82,378
 *California Coastal Communities, Inc..................       9,800          56,044
 *California Micro Devices Corp........................       6,600          93,431
 *Callon Petroleum Co..................................       5,100          77,775
 Cal-Maine Foods, Inc..................................      11,400          38,119
 Camco Financial Corp..................................       7,700          69,300
 *Cameron Ashley Building Products, Inc................      15,500         279,969
 *Cannondale Corp......................................      18,000         129,375
 *Canterbury Information Technology, Inc...............       7,000          18,594
 *Capital Corp. of the West............................       4,200          41,212
 *Capital Crossing Bank................................      14,200         145,550
 *Capital Pacific Holdings, Inc........................      16,900          46,475
 *Capital Senior Living Corp...........................      17,300          41,087
 *Capital Trust, Inc...................................      11,300          43,787
 Capitol Transamerica Corp.............................      14,650         164,812
 Caraustar Industries, Inc.............................       8,300         137,209
 *Carbide/Graphite Group, Inc..........................      14,500          62,078
 *Caredata.com, Inc....................................      11,400          45,600
 *Carematrix, Inc......................................      24,400          17,919
 *Caribiner International, Inc.........................      33,200          24,900
 *Carmike Cinemas, Inc. Class A........................      16,700          88,719
 Carpenter Technology Corp.............................      52,800       1,092,300
 *Carriage Services, Inc. Class A......................      16,300          46,862
 *Carrington Laboratories, Inc.........................      22,900          50,809
 *Carson, Inc..........................................      18,300          74,344
 Carter-Wallace, Inc...................................      23,000         460,000
 Cascade Corp..........................................       8,800          99,000
 *Casella Waste Systems, Inc. Class A..................      20,700         269,100
 Casey's General Stores, Inc...........................       1,700          20,081
 Cash America International, Inc.......................      25,000         256,250
 *Casino Data Systems..................................      23,200         102,587
 *Castle & Cooke, Inc..................................      39,200         730,100
 Castle (A.M.) & Co....................................       3,200          39,800
 *Castle Dental Centers, Inc...........................       4,600          11,212
 Castle Energy Corp....................................      17,000         102,797
 *Catalina Lighting, Inc...............................      10,800          43,200
 Cato Corp. Class A....................................      26,700         331,247
 Cavalier Homes, Inc...................................       1,000           1,500
 *CB Richard Ellis Services, Inc.......................      30,000         301,875
 CBRL Group, Inc.......................................      78,500       1,135,797
 *Celadon Group, Inc...................................      11,800         159,669
                                                            SHARES           VALUE+
                                                            ------           ------

 *Celeris Corporation..................................       6,966    $     19,265
 *Celeritek, Inc.......................................       6,700         322,228
 Cenit Bancorp, Inc....................................       3,700          41,162
 *Centigram Communications Corp........................       8,600         161,519
 Central Bancorp, Inc..................................       3,500          56,984
 *Central Garden & Pet Co..............................       6,300          71,859
 Century Aluminum Co...................................      25,100         256,491
 *Century Business Services, Inc.......................      29,400          76,716
 *Ceradyne, Inc........................................       8,400          69,300
 *Cerprobe Corp........................................       9,300         115,087
 *CFM Technologies, Inc................................       8,400          65,625
 *Champion Enterprises, Inc............................      92,600         526,662
 Champion Industries, Inc..............................       8,900          25,309
 *Champps Entertainment, Inc...........................       1,000           3,906
 *Charming Shoppes, Inc................................     145,700         860,541
 *Chart House Enterprises, Inc.........................      13,900          73,844
 *Chase Industries, Inc................................      15,050         139,212
 *Check Technology Corp................................       5,900          30,053
 *Checkers Drive-In Restaurant, Inc....................       5,637          12,067
 *Checkpoint System, Inc...............................      72,600         576,262
 Chemed Corp...........................................       8,300         251,594
 *Chemfab Corp.........................................      13,050         130,500
 Chemfirst, Inc........................................      15,700         327,737
 *Cherry Corp..........................................      10,000         201,250
 Chesapeake Corp.......................................      26,500         866,219
 Chesapeake Utilities Corp.............................       4,000          70,750
 Chicago Rivet & Machine Co............................         400           8,900
 *Children's Comprehensive Services, Inc...............      17,200          38,700
 *Childtime Learning Centers, Inc......................       4,700          31,725
 Chiquita Brands International, Inc....................      65,800         259,087
 *Chromcraft Revington, Inc............................       2,100          23,362
 *Chronimed, Inc.......................................       6,600          43,312
 *Chyron Corp..........................................      27,000          67,500
 CICOR International, Inc..............................      11,600         122,525
 *CIDCO, Inc...........................................      34,700         106,269
 *Ciprico, Inc.........................................       6,500          70,281
 Circle International, Inc.............................       8,300         156,922
 *Circuit City Stores, Inc. (Carmax Group).............      28,600          76,862
 *Citadel Holding Corp. Class A........................       4,720          14,750
 *Citation Holding Corp. Class B.......................       1,180           3,687
 City Holding Co.......................................      40,600         403,462
 CKE Restaurants, Inc..................................     113,200         374,975
 *Clean Harbors, Inc...................................      21,300          39,272
 Cleveland Cliffs, Inc.................................      25,100         638,481
 *Clintrials Research, Inc.............................      25,200          81,506
 CNA Surety Corp.......................................       8,000         100,000
 *CNS, Inc.............................................      29,600         118,400
 Coachmen Industries, Inc..............................      37,400         446,462
 *Coast Dental Services, Inc...........................       8,700          17,808
 Coastal Bancorp, Inc..................................      15,050         226,691
 *Coastcast Corp.......................................       8,100         154,912
 *Cobra Electronic Corp................................       7,500          41,250
 *Coeur d'Alene Mines Corp. ID.........................      15,000          36,562
 *Coherent, Inc........................................      18,300       1,030,519
 *Coinmach Laundry Corp................................      16,200         219,206
 Cole National Corp. Class A...........................      19,900         125,619
 *Columbia Banking System, Inc.........................       9,240         100,774
 Columbus McKinnon Corp................................      23,500         324,594
 *Comdial Corp.........................................       9,500          86,836
 *Comforce Corp........................................      19,000          38,000

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Comfort Systems USA, Inc.............................      32,500    $    197,031
 *Command Systems, Inc.................................       3,800           7,006
 Commerce Group, Inc...................................      38,600       1,047,025
 Commercial Federal Corp...............................      82,900       1,321,219
 Commercial Metals Co..................................      34,200         899,887
 Commonwealth Bancorp, Inc.............................       7,400          85,562
 Commonwealth Industries, Inc..........................      40,000         246,250
 Communications Systems, Inc...........................       3,400          46,537
 Community Financial Corp..............................       3,000          33,562
 Community Financial Group, Inc........................       3,400          44,625
 Community Savings Bankshares, Inc.....................      16,600         175,337
 Community Trust Bancorp, Inc..........................       5,170          74,803
 *Compucom Systems, Inc................................      63,900         153,759
 Comsat Corp. Series 1.................................      38,900         953,050
 *Comshare, Inc........................................      10,500          40,031
 *Comstock Resources, Inc..............................      42,800         321,000
 *Concentrex, Inc......................................       5,200          23,562
 *Concord Camera Corp..................................      19,600         332,587
 *Condor Technology Solutions, Inc.....................      14,400           6,075
 *Cone Mills Corp. NC..................................      36,900         212,175
 *Congoleum Corp. Class A..............................       2,800           8,750
 *Consolidated Freightways Corp........................      24,500         111,781
 *Consolidated Graphics, Inc...........................      21,300         220,987
 Cooper Tire & Rubber Co...............................     182,000       2,195,375
 *CoorsTek, Inc........................................       9,775         315,244
 *Core Materials Corp..................................         700           1,094
 Corn Products International, Inc......................      59,600       1,463,925
 *Cornell Corrections, Inc.............................      23,000         166,750
 Corning, Inc..........................................       8,010       1,549,434
 *Correctional Services Corp...........................      14,400          63,450
 *Corrpro Companies, Inc...............................      11,000          41,250
 Corus Bankshares, Inc.................................      20,000         496,250
 *Cost-U-Less, Inc.....................................       2,500           4,141
 *Cotelligent Group, Inc...............................      24,000         109,500
 Courier Corp..........................................       1,500          38,812
 *Covenant Transport, Inc. Class A.....................      30,200         310,494
 *Coventry Health Care, Inc............................      80,700         955,791
 Covest Bancshares, Inc................................       3,500          36,422
 CPAC, Inc.............................................       8,800          60,500
 *Craig (Jenny), Inc...................................      49,800          71,587
 *Craig Corp...........................................         900           3,656
 *Credit Acceptance Corp...............................      13,900          77,319
 *Cross (A.T.) Co. Class A.............................      21,600         132,300
 Cross Timbers Oil Co..................................      23,200         471,250
 *Crossman Communities, Inc............................      14,100         249,834
 *Crown Central Petroleum Corp. Class A................       6,600          59,812
 *Crown Central Petroleum Corp. Class B................       7,000          63,437
 *Crown Vantage, Inc...................................      10,800           2,531
 *CSP, Inc.............................................       6,061          37,692
 *CSS Industries, Inc..................................      16,000         320,000
 *CTB International Corp...............................      17,600         114,675
 Cubic Corp............................................      15,800         316,000
 Culp, Inc.............................................      10,800          68,175
 *Curative Health Services, Inc........................      10,500          56,602
 *Cyberoptics Corp.....................................       5,000         186,406
 *Cybex International, Inc.............................       7,300          19,619
 *Cylink Corp..........................................      16,100         222,381
 *Cyrk, Inc............................................      24,300         139,725
 *D A Consulting Group, Inc............................       8,300          18,286
 Dain Rauscher Corp....................................       9,300         554,512
                                                            SHARES           VALUE+
                                                            ------           ------

 *Damark International, Inc. Class A...................       7,600    $    143,212
 *Dan River, Inc. (GA) Class A.........................      28,600         143,000
 *Danielson Holding Corp...............................       3,000          14,250
 *Darling International, Inc...........................       1,000           1,187
 *Data I/O Corp........................................       6,100          22,875
 Data Research Association, Inc........................         600           3,094
 *Data Systems & Software, Inc.........................      10,200          45,900
 *DataTRAK International, Inc..........................       7,900          42,956
 *Dataware Technologies, Inc...........................       2,800           7,437
 *Datron Systems, Inc..................................       3,800          44,056
 *Datum, Inc...........................................       6,500         101,156
 *Dave and Busters, Inc................................      18,500         127,187
 *Dawson Geophysical Co................................       9,400          91,356
 *Dayton Superior Corp. Class A........................       5,600         142,800
 *Deckers Outdoor Corp.................................      12,000          40,500
 *Del Global Technologies Corp.........................       7,100          59,462
 *Delia's, Inc.........................................      14,900          37,250
 *Delphi Financial Group, Inc. Class A.................      16,398         549,333
 *Delta Financial Corp.................................       1,900           3,325
 Delta Natural Gas Co., Inc............................       2,800          42,262
 Deltic Timber Corp....................................       1,300          27,787
 Designs, Inc..........................................         500             766
 *Detection Systems, Inc...............................       8,000          79,000
 Detroit Diesel Corp...................................      32,200         507,150
 Dexter Corp...........................................       4,000         173,000
 *Digi International, Inc..............................      26,800         138,187
 Dime Community Bancorp, Inc...........................      11,100         180,375
 *Diodes, Inc..........................................       4,600         125,350
 *Discount Auto Parts, Inc.............................       2,500          25,000
 *Dixie Group, Inc.....................................      12,719          45,311
 *Dollar Thrifty Automotive Group, Inc.................      34,000         612,000
 Donegal Group, Inc....................................       6,000          41,719
 *Donna Karan International, Inc.......................      21,900         154,669
 Donnelly Corp. Class A................................       5,600          80,850
 Downey Financial Corp.................................      35,700       1,062,075
 *Dress Barn, Inc......................................      24,700         525,647
 *DRS Technologies, Inc................................       9,500         108,062
 *Drug Emporium, Inc...................................      17,900          20,417
 *Drypers Corp.........................................      13,000          23,359
 DT Industries, Inc....................................      10,800         108,675
 *Duckwall-Alco Stores, Inc............................       1,300          11,212
 *Ducommun, Inc........................................      10,300         115,231
 *Dura Automotive Systems, Inc.........................       1,085          12,918
 *Dura Pharmaceuticals, Inc............................      43,000         503,906
 *DVI, Inc.............................................      24,500         352,187
 *Dwyer Group, Inc.....................................       7,600          19,000
 *Dynamics Research Corp...............................       8,800          62,150
 *E Com Ventures, Inc..................................       5,200          15,762
 Eagle Bancshares, Inc.................................         700           8,181
 Earthgrains Co........................................      42,700         704,550
 *ECC International Corp...............................      10,800          32,400
 Edelbrock Corp........................................       4,200          48,037
 Edo Corp..............................................       5,600          36,050
 *Educational Insights, Inc............................       2,800           3,456
 *EduTrek International, Inc...........................       4,700           6,316
 *EFTC Corp............................................      15,700          33,117
 *Elantec Semiconductor, Inc...........................       3,000         114,469
 *Elcom International, Inc.............................       3,900          20,353
 *Elcotel, Inc.........................................      10,200          18,966
 *Elder-Beerman Stores Corp............................      21,200          96,725
 *Electro Rent Corp....................................      10,100         109,837
 *Electroglas, Inc.....................................      12,200         321,775

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Elite Information Group, Inc.........................      11,000    $     70,125
 Ellett Brothers, Inc..................................       4,500          18,562
 EMC Insurance Group, Inc..............................       1,000           8,062
 *Emcor Group, Inc.....................................       8,400         186,375
 Empire Federal Bancorp, Inc...........................       1,800          19,912
 *EMS Technologies, Inc................................       9,800         158,331
 *Encad, Inc...........................................      16,800          58,800
 *Encompass Services Corp..............................      95,125         558,859
 *Encore Wire Corp.....................................      15,000          94,219
 *Endosonics Corp......................................      11,800          50,334
 Energen Corp..........................................      24,300         537,637
 Enesco Group, Inc.....................................      27,500         110,000
 Engineered Support Systems, Inc.......................       6,500          82,062
 Engle Homes, Inc......................................      21,300         204,347
 Enhance Financial Services Group, Inc.................      63,500         873,125
 Ennis Business Forms, Inc.............................         500           3,687
 *Enserch Exploration Corp.............................      82,900         424,862
 *Equinox Systems, Inc.................................       6,000          34,875
 *Equity Marketing, Inc................................       4,400          44,550
 *Esco Electronics Corp................................      17,700         311,962
 Eskimo Pie Corp.......................................       3,600          35,437
 Espey Manufacturing & Electronics Corp................         400           5,750
 *Esterline Technologies Corp..........................      26,200         356,975
 Ethyl Corp............................................     112,200         287,512
 *Evans & Sutherland Computer Corp.....................       5,900          46,647
 Everest Re Group, Ltd.................................       2,100          71,400
 *Exabyte Corp.........................................      33,000         139,219
 *Exar Corp............................................      12,900         885,666
 *Exponent, Inc........................................      11,400          89,419
 *Extended Stay America, Inc...........................     215,400       1,938,600
 *Extended Systems, Inc................................       5,000         161,250
 Ezcorp, Inc. Class A Non-Voting.......................       9,000          19,687
 *E-Z-Em, Inc. Class A.................................       3,700          25,437
 *Fairchild Corp. Class A..............................      11,400          54,150
 Falcon Products, Inc..................................       9,200          90,850
 *Farm Family Holdings, Inc............................       3,500          94,500
 Farrel Corp...........................................       6,000           9,750
 FBL Financial Group, Inc. Class A.....................       7,000         102,375
 *Featherlite Manufacturing, Inc.......................         400           1,387
 Federal-Mogul Corp....................................      92,400         918,225
 *FEI Co...............................................      30,500         551,859
 FFLC Bancorp..........................................       1,700          21,781
 *Fibermark, Inc.......................................      12,700         132,556
 Fidelity National Financial, Inc......................      35,800         554,900
 *Finish Line, Inc. Class A............................       1,500          10,406
 *Finishmaster, Inc....................................       9,000          48,937
 Finova Group, Inc.....................................      77,100         920,381
 First American Financial Corp.........................      91,600       1,522,850
 First Bell Bancorp, Inc...............................       6,400          91,400
 First Charter Corp....................................      31,700         506,209
 First Citizens Bancshares, Inc. NC....................      12,200         735,812
 First Defiance Financial Corp.........................       6,100          50,516
 First Essex Bancorp...................................       8,800         144,925
 First Federal Bancshares of Arkansas, Inc.............       4,000          60,500
 First Indiana Corp....................................         700          12,228
 *First Investors Financial Services Group, Inc........      13,000          61,344
 First Mariner Bank Corp...............................       1,300           8,369
 First Midwest Financial, Inc..........................       3,400          33,681
                                                            SHARES           VALUE+
                                                            ------           ------

 First Niagara Financial Group, Inc....................      37,300    $    341,528
 First Northern Capital Corp...........................      13,500         180,141
 *First Republic Bank..................................      13,800         232,875
 First Savings Bancorp, Inc. North Carolina............       5,400          97,200
 First Sentinel Bancorp, Inc...........................      43,300         337,605
 *First Team Sports, Inc...............................       8,100          17,339
 First Washington Bancorp, Inc.........................       7,300         105,622
 FirstBank NW Corp.....................................       1,000          10,125
 Firstfed America Bancorp, Inc.........................       5,100          59,287
 *FirstFed Financial Corp. DE..........................      11,000         147,812
 Firstspartan Financial Corp...........................       5,000          87,500
 *Fischer Imaging Corp.................................       3,200           8,600
 Flagstar Bancorp, Inc.................................      17,100         160,847
 *Flander Corp.........................................      33,900         120,769
 Fleetwood Enterprises, Inc............................      45,700         651,225
 Fleming Companies, Inc................................      54,800         770,625
 Flexsteel Industries, Inc.............................       7,100          91,634
 *Florsheim Group, Inc.................................         300             741
 Flushing Financial Corp...............................      18,200         262,762
 FNB Financial Services Corp...........................       2,300          28,175
 *Foilmark, Inc........................................       7,100          27,291
 *Forcenergy, Inc......................................      19,700          15,464
 *Forest Oil Corp......................................      21,800         347,437
 *Foster (L.B.) Co. Class A............................       7,900          26,416
 Foster Wheeler Corp...................................      34,900         294,469
 *Foundation Health Systems, Inc.......................      50,000         600,000
 *FPIC Insurance Group, Inc............................      15,000         193,594
 Frankfort First Bancorp, Inc..........................         200           2,375
 Franklin Bank National Associaton Southfield, MI......       9,300          80,212
 *Franklin Covey Co....................................      28,400         220,100
 *Franklin Electronic Publishers, Inc..................       3,900          25,350
 Freds, Inc. Class A...................................      12,800         219,200
 Fremont General Corp..................................     103,800         454,125
 *French Fragrances, Inc...............................      18,300         140,681
 Frequency Electronics, Inc............................       9,200         156,400
 *Fresh America Corp...................................      11,500          25,156
 *Fresh Choice, Inc....................................       4,000          14,437
 *Fresh Foods, Inc.....................................       4,500          13,219
 *Friede Goldman International.........................      13,469         113,645
 *Friedman Billings Ramsey Group, Inc. Class A.........      15,900         101,362
 Friedman Industries, Inc..............................       6,840          22,232
 Friedmans, Inc. Class A...............................       7,200          43,425
 Frisch's Restaurants, Inc.............................       7,500          73,125
 *Fritz Companies, Inc.................................      27,100         282,009
 Frozen Food Express Industries, Inc...................       6,700          16,959
 FSF Financial Corp....................................       4,200          51,975
 *FSI International, Inc...............................      21,800         314,056
 *FTI Consulting, Inc..................................       7,000          65,625
 GA Financial, Inc.....................................       3,500          41,125
 *Gadzooks, Inc........................................      10,600         151,050
 Gainsco, Inc..........................................      27,300         143,325
 *Galey & Lord, Inc....................................      13,400          32,662
 *GameTech International, Inc..........................       6,600          42,075
 Garan, Inc............................................       1,000          20,500
 *Garden Fresh Restaurant Corp.........................      13,200         143,550
 *Gasonics International, Inc..........................       1,400          38,150
 *GC Companies, Inc....................................       4,600         121,612
 *Gehl Co..............................................      10,100         180,853
 Gencorp, Inc..........................................      74,000         726,125

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 General Binding Corp..................................      18,000    $    135,000
 General Cable Corp....................................      33,700         280,131
 *General Communications, Inc. Class A.................      60,000         288,750
 *Genesee & Wyoming, Inc...............................       6,000         109,875
 *Genicom Corp.........................................       8,800           1,012
 *Genlyte Group, Inc...................................      28,700         583,866
 *Genome Therapeutics Corp.............................       8,000         124,250
 *Gensym Corp..........................................       7,700          28,033
 *Gentiva Health Services..............................      17,300         150,834
 *Gerber Childrenswear, Inc............................      11,300          59,325
 Gerber Scientific, Inc................................      13,300         159,600
 *Getty Petroleum Marketing, Inc.......................       9,200          33,350
 *Giant Industries, Inc................................      17,400         153,337
 Gibraltar Steel Corp..................................      19,500         308,953
 *Giga-Tronics, Inc....................................       2,800          21,175
 *G-III Apparel Group, Ltd.............................      10,300          47,637
 Glatfelter (P.H.) Co..................................      63,100         745,369
 *Glenayre Technologies, Inc...........................      69,900         574,491
 *Global Sources, Ltd..................................         541          14,928
 *Global Vacation Group, Inc...........................      20,000          51,250
 *Globe Business Resources, Inc........................       4,600          58,794
 Golden Enterprises, Inc...............................         300             937
 *Golden State Vintners, Inc...........................       5,400          25,987
 *Good Guys, Inc.......................................      17,100          45,956
 *Goodys Family Clothing...............................      50,300         275,078
 Gorman-Rupp Co........................................       7,700         134,269
 *Gottschalks, Inc.....................................      18,000          91,125
 *Government Technology Services, Inc..................       5,200          15,762
 *GP Strategies Corp...................................       9,900          37,744
 Granite Construction, Inc.............................      19,000         495,187
 *Graphic Packaging International Corp.................      12,300          42,281
 Great Atlantic & Pacific Tea Co., Inc.................      55,200       1,014,300
 *Greenbriar Corp......................................       2,200           3,300
 Greenbrier Companies, Inc.............................       4,100          31,262
 *Grey Wolf, Inc.......................................      16,500          82,500
 *Griffin Land & Nurseries, Inc. Class A...............       1,900          25,650
 *Griffon Corp.........................................      49,700         301,306
 *Group 1 Automotive, Inc..............................      12,800         147,200
 *GT Interactive Software Corp.........................      47,100          98,616
 Guaranty Federal Bancshares, Inc......................       7,500          74,766
 *Guest Supply, Inc....................................       5,800         101,862
 Guilford Mills, Inc...................................       9,300          61,031
 *Gulf Island Fabrication, Inc.........................       9,800         169,969
 *Gulfmark Offshore, Inc...............................      14,800         319,125
 *Gundle/SLT Environmental, Inc........................       5,400          16,875
 *Gymboree Corp........................................      33,200          92,856
 *GZA Geoenvironmental Technologies, Inc...............       1,600           9,800
 Haggar Corp...........................................      15,100         175,066
 *Hagler Bailly, Inc...................................      24,100          43,681
 *Halifax Corp.........................................       2,000          10,375
 Hallmark Capital Corp.................................       2,900          24,650
 *Ha-Lo Industries, Inc................................      33,100         184,119
 Hancock Fabrics, Inc..................................       5,600          26,250
 Hancock Holding Co....................................       4,300         136,525
 *Handleman Co.........................................      24,400         237,900
 *Hanger Orthopedic Group, Inc.........................      10,800          51,975
 Harbor Florida Bancshares, Inc........................      21,500         227,766
 *Harding Lawson Associates Group, Inc.................       6,800          77,137
                                                            SHARES           VALUE+
                                                            ------           ------

 Hardinge Brothers, Inc................................       5,500    $     53,109
 Harleysville Group, Inc...............................       8,900         150,744
 Harman International Industries, Inc..................       2,900         167,837
 Harmon Industries, Inc................................       3,600          48,150
 Hartford Life, Inc. Class A...........................      36,700       1,841,881
 *Hartmarx Corp........................................      33,500          75,375
 *Hastings Entertainment, Inc..........................      18,300          24,305
 *Hauser, Inc..........................................       1,900           2,612
 Haven Bancorp, Inc....................................      11,100         199,106
 *Hawaiian Airlines, Inc...............................      20,500          51,250
 *Hawk Corp............................................      15,000         102,187
 *Hawker Pacific Aerospace.............................       6,000          33,750
 *Hawthorne Financial Corp.............................       8,900          72,312
 HCC Insurance Holdings, Inc...........................      27,700         472,631
 *Headway Corporate Resources, Inc.....................       2,500           7,969
 *Health Management Systems, Inc.......................      15,000          62,109
 *Health Systems Design Corp...........................       5,000          28,125
 *Healthcare Recoveries, Inc...........................      13,700          47,736
 *Healthcare Services Group, Inc.......................      19,500          87,750
 Healthplan Services Corp..............................      15,500          37,781
 *Hector Communications Corp...........................       4,300          54,825
 Heico Corp............................................      20,000         262,500
 Heilig-Meyers Co......................................      69,000         116,437
 *Hello Direct, Inc....................................       3,900          48,506
 Helmerich & Payne, Inc................................       3,900         145,275
 *Herley Industries, Inc...............................       3,500          56,656
 *Hexcel Corp..........................................      23,300         180,575
 *High Plains Corp.....................................      22,400          50,400
 *Highlands Insurance Group, Inc.......................       7,400          53,650
 *Hirsch International Corp. Class A...................         900           1,266
 *Hi-Tech Pharmacal, Inc...............................       6,700          26,067
 HMN Financial, Inc....................................       6,000          67,875
 *HMT Technology Corp..................................      72,000         123,750
 *Holiday RV Superstores, Inc..........................         500           2,094
 Holly Corp............................................      11,000         110,000
 *Hollywood Entertainment Corp.........................      26,100         179,845
 *Hologic, Inc.........................................      25,900         148,925
 *Home Products International, Inc.....................      10,300          44,419
 *Homestead Village, Inc...............................       3,900          15,844
 Horizon Financial Corp................................      10,000          93,437
 *Horizon Health Corp..................................       8,800          53,350
 *Horizon Offshore, Inc................................      31,400         354,231
 *Horizon Pharmacies, Inc..............................       6,600          24,750
 Horton (D.R.), Inc....................................     131,100       1,712,494
 *Hotelworks.com, Inc..................................      27,900          10,462
 *Houston Exploration Co...............................      24,500         612,500
 *Hovnanian Enterprises, Inc. Class A..................       6,200          34,100
 *HPSC, Inc............................................       3,600          33,975
 *HS Resources, Inc....................................      25,900         869,269
 *Hub Group, Inc. Class A..............................       6,300          79,734
 Hudson River Bancorp, Inc.............................      31,600         309,087
 Huffy Corp............................................       7,600          24,700
 Hughes Supply, Inc....................................       1,300          24,700
 *Humana, Inc..........................................     167,500         942,187
 Hunt (J.B.) Transport Services, Inc...................      24,400         394,212
 Hunt Corp.............................................      15,100         151,944
 *Huntco, Inc. Class A.................................       7,100          21,744
 *Hurco Companies, Inc.................................       3,500          15,312
 *Hutchinson Technology, Inc...........................      43,100         507,772
 *Hypercom Corp........................................      44,300         553,750
 *Hyseq, Inc...........................................      12,100         280,191
 Iberiabank Corp.......................................       5,300          79,169

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ICT Group, Inc.......................................      10,400    $     73,125
 *IDT Corp.............................................       6,000         195,562
 *IEC Electronics Corp.................................       2,400           4,575
 *IFR Systems, Inc.....................................      11,000          62,906
 *IHOP Corp............................................      16,100         283,762
 *II-VI, Inc...........................................       8,200         315,187
 Ikon Office Solutions, Inc............................     236,400       1,182,000
 *Ikos Systems, Inc....................................       3,600          30,656
 *Il Fornaio (America) Corp............................       6,200          53,475
 *Imation Corp.........................................      41,300       1,169,306
 IMCO Recycling, Inc...................................       5,100          34,106
 *Imperial Credit Industries, Inc......................      36,100         126,350
 Imperial Sugar Co.....................................       5,900           8,112
 *In Focus Systems, Inc................................      15,400         429,756
 *Inacom Corp..........................................      75,640          12,859
 Independence Community Bank Corp......................      93,600       1,251,900
 Independent Bank East.................................      10,344         135,118
 *Industrial Distribution Group, Inc...................       1,000           2,375
 *Industrial Holdings, Inc.............................      10,000          11,562
 *Industri-Matematik International Corp................       2,000          10,500
 *Inference Corp. Class A..............................       2,000          12,375
 *Infinium Software, Inc...............................       3,300          10,622
 *Information Management Associates, Inc...............      12,000          52,500
 *Information Resources, Inc...........................       3,100          15,403
 Ingles Market, Inc. Class A...........................      15,000         148,125
 *Ingram Micro, Inc....................................     145,800       2,460,375
 *Innotrac Corp........................................      19,600          96,775
 *Innovative Clinical Solutions, Ltd...................      16,100           2,817
 *Innoveda, Inc........................................      33,000         147,469
 Innovex, Inc..........................................      12,800         110,000
 *Inprise Corp.........................................      29,700         165,670
 *Input/Output, Inc....................................      40,400         318,150
 *Insignia Financial Group, Inc........................      34,400         389,150
 *Inso Corp............................................      26,700          94,284
 *Inspire Insurance Solutions, Inc.....................      45,700         158,522
 Insteel Industries, Inc...............................       7,400          42,550
 *Insurance Auto Auctions, Inc.........................      21,500         417,234
 *IntegraMed America, Inc..............................       3,600          11,250
 *Integrated Device Technology, Inc....................      16,400         780,025
 *Integrated Electrical Services, Inc..................      16,500          81,469
 *Integrated Measurement System, Inc...................       8,900         132,387
 *Integrated Silicon Solution, Inc.....................      19,100         566,434
 *Inter Parfums, Inc...................................       7,800          91,650
 Interface, Inc. Class A...............................       1,000           4,375
 *Intergraph Corp......................................      58,200         325,556
 *Interim Services, Inc................................      58,300       1,173,287
 *Interlinq Software Corp..............................       5,300          14,906
 *Intermagnetics General Corp..........................      11,800         134,225
 *International Aircraft Investors.....................       6,000          30,750
 International Multifoods Corp.........................      25,000         348,437
 *International Rectifier Corp.........................      38,000       1,567,500
 *International Speciality Products, Inc...............      13,000          70,687
 *International Total Services, Inc....................       6,500           6,500
 *Interphase Corp......................................       1,400          19,775
 Interpool, Inc........................................      21,100         168,800
 *Interstate National Dealers Services, Inc............       4,600          25,012
 *Intervoice, Inc......................................       1,449          20,467
 *Intevac, Inc.........................................       3,500          10,937
 Investors Title Co....................................       1,300          14,300
                                                            SHARES           VALUE+
                                                            ------           ------

 *Invision Technologies, Inc...........................      18,400    $     74,175
 *Invivo Corp..........................................       2,000          20,125
 *Ionics, Inc..........................................      19,200         552,000
 *IRI International Corp...............................      52,000         464,750
 *Iridex Corp..........................................       6,200          52,700
 *Isle of Capri Casinos, Inc...........................      23,700         323,653
 *Isolyser Co., Inc....................................       8,300          29,309
 *IT Group, Inc .......................................      36,100         209,831
 *ITLA Capital Corp....................................       6,200          80,987
 *Itron, Inc...........................................      20,700          96,384
 *IVI Checkmate Corp...................................      43,700         128,369
 *J & J Snack Foods Corp...............................      12,000         178,875
 *J. Alexander's Corp..................................      12,800          49,600
 *J. Jill Group, Inc...................................      24,000         147,750
 *Jackpot Enterprises, Inc.............................       8,800         101,750
 Jacksonville Bancorp, Inc.............................       2,200          28,187
 *Jaco Electronics, Inc................................       8,700         141,647
 *Jacobson Stores, Inc.................................      13,900          78,187
 *Jan Bell Marketing, Inc..............................       2,600           5,687
 *Jason, Inc...........................................      16,400         165,025
 *JDA Software Group, Inc..............................      16,100         250,053
 Jefferies Group, Inc..................................      23,400         472,387
 Jefferson Savings Bancorp, Inc........................      23,900         260,659
 *JLK Direct Distribution, Inc. Class A................       5,000          34,687
 *JLM Industries, Inc..................................       9,700          36,678
 *Johnson Outdoors, Inc................................      16,600         146,806
 *Jos. A. Bank Clothiers, Inc..........................      16,400          74,312
 *JPM Co...............................................       5,300          27,328
 *JPS Industries, Inc..................................      18,000          67,219
 *Jps Packaging Company................................       5,800          16,312
 Justin Industries, Inc................................      29,700         517,894
 K Swiss, Inc. Class A.................................      19,100         251,284
 *K2, Inc..............................................       8,400          59,325
 *Kaiser Aluminum Corp.................................      67,350         298,866
 *Kaiser Ventures, Inc.................................       9,300         120,319
 Kaman Corp. Class A...................................      55,500         553,266
 *Kasper A.S.L., Ltd...................................       7,000          18,047
 Katy Industries, Inc..................................      13,300         128,844
 *KCS Energy, Inc......................................      26,100          29,362
 *Kellstrom Industries, Inc............................      13,500          67,922
 Kellwood Co...........................................      35,400         597,375
 *Kendle International, Inc............................         500           3,156
 Kennametal, Inc.......................................      50,900       1,342,487
 *Kent Electronics Corp................................      12,800         355,200
 *Kentucky Electric Steel, Inc.........................       4,800          10,200
 Kentucky First Bancorp, Inc...........................         400           4,075
 Kewaunee Scientific Corp..............................       5,000          58,281
 *Key Energy Group, Inc................................      73,800         802,575
 *Key Production Co., Inc..............................      12,500         200,781
 *Key Technology, Inc..................................       7,100          61,459
 *Key Tronic Corp......................................       7,400          20,119
 *Keystone Automotive Industries, Inc..................      13,700         100,395
 *kforce.com, Inc......................................     101,900       1,308,778
 Kimball International, Inc. Class B...................      18,200         294,044
 *Kinark Corp..........................................       1,300           1,706
 *Kinnard Investment, Inc..............................       5,200          41,275
 *Kitty Hawk, Inc......................................       4,100           1,917
 Klamath First Bancorp, Inc............................       2,700          30,206
 *KLLM Transport Services, Inc.........................       4,200          33,469
 *Kulicke & Soffa Industries, Inc......................       4,400         221,650
 *KVH Industries, Inc..................................       2,900          15,134
 LabOne, Inc...........................................       9,000          46,406

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 LaCrosse Footwear, Inc................................       6,100    $     24,591
 *Ladish Co., Inc......................................      28,500         248,484
 *Lakes Gaming, Inc....................................      12,000          98,625
 *Lam Research Corp....................................       1,600          51,450
 *Lamson & Sessions Co.................................      19,500         156,000
 *Lancer Corp..........................................       1,000           3,625
 *Landair Corp.........................................       2,600          10,644
 Landamerica Financial Group, Inc......................      10,500         193,594
 Landrys Seafood Restaurants, Inc......................      41,500         324,219
 *Larscom, Inc.........................................       6,300          31,500
 *Layne Christensen Co.................................      13,100          58,131
 *Lazare Kaplan International, Inc.....................      12,500         109,375
 La-Z-Boy, Inc.........................................      12,744         204,700
 *Leapnet, Inc.........................................      25,788          82,602
 *Lechters, Inc........................................      12,900          19,753
 Lennar Corp...........................................      62,500       1,179,688
 Lennox International, Inc.............................      17,420         204,685
 Lesco, Inc............................................      11,700         182,081
 *Level 8 Systems, Inc.................................         567          11,110
 *Liberty Corp.........................................      18,800         660,350
 Liberty Financial Companies, Inc......................      57,300       1,350,131
 *Life Financial Corp..................................      10,300          40,556
 Lifetime Hoan Corp....................................      12,500         103,906
 Lillian Vernon Corp...................................       1,000           9,750
 Lindberg Corp.........................................       1,800          14,175
 *LMI Aerospace, Inc...................................       7,600          21,613
 LNR Property Corp.....................................      33,900         656,813
 *Loews Cineplex Entertainment Corp....................      44,200         116,025
 *Logic Devices, Inc...................................       6,100          14,297
 Lone Star Steakhouse Saloon...........................      55,700         590,072
 *Lone Star Technologies, Inc..........................      19,100       1,012,300
 Longs Drug Stores Corp................................      39,600         799,425
 Longview Fibre Co.....................................      64,300         771,600
 *Louis Dreyfus Natural Gas Corp.......................      37,700       1,211,113
 LTV Corp..............................................     113,700         298,463
 *LTX Corp.............................................      15,300         402,103
 Luby's Cafeterias, Inc................................      29,900         263,494
 Lufkin Industries, Inc................................       9,100         154,131
 *Lumisy, Inc..........................................      13,100          32,341
 *Lunar Corp...........................................       6,600          73,013
 *Lydall, Inc..........................................       5,500          57,406
 *Lynch Corp...........................................         400          12,350
 M.A. Hanna Co.........................................      56,000         654,500
 *M.H. Meyerson & Co., Inc.............................       4,000          14,875
 *Mac-Gray Corp........................................      10,300          31,544
 *Mackie Designs, Inc..................................         800           5,475
 *Made2Manage Systems, Inc.............................       8,000          51,500
 *Magnetek, Inc........................................      27,500         232,031
 *Magnum Hunter Resources, Inc.........................      20,100         108,038
 *Mail-Well, Inc.......................................      65,600         615,000
 *Main Street & Main, Inc..............................      11,000          36,438
 Main Street Bancorp, Inc..............................      11,500          96,852
 *Manchester Equipment Co., Inc........................      12,200          53,375
 *Manor Care, Inc......................................      75,000         529,688
 *Manugistic Group, Inc................................      16,000         465,000
 Marcus Corp...........................................      26,100         285,469
 *Marine Drilling Companies, Inc.......................      22,500         646,875
 *Marine Transport Corp................................      11,000          28,875
 Maritrans, Inc........................................      17,900         106,281
 Mark IV Industries, Inc...............................      39,900         847,875
 *MarkWest Hydrocarbon, Inc............................      20,300         170,013
 Marsh Supermarkets, Inc. Class A......................       3,100          50,375
                                                            SHARES           VALUE+
                                                            ------           ------

 *Material Sciences Corp...............................      26,700    $    287,025
 *Matrix Pharmaceutical, Inc...........................      19,700         171,144
 *Matrix Service Co....................................      17,000          82,875
 *Maverick Tube Corp...................................      13,900         488,672
 *Max & Ermas Restaurants, Inc.........................       1,400          12,075
 *Maxco, Inc...........................................       2,700          21,094
 *Maxicare Health Plans, Inc...........................       8,400          13,650
 *Maxwell Shoe Company, Inc............................      16,600         126,056
 *Maxwell Technologies, Inc............................       9,300         130,781
 *Maxxam, Inc..........................................         900          22,950
 *Maynard Oil Co.......................................       5,800          97,150
 *Mazel Stores, Inc....................................      18,000         157,500
 *MB Financial, Inc....................................      13,100         145,328
 McGrath Rent Corp.....................................       5,000          78,438
 *McNaughton Apparel Group, Inc........................       8,200          78,156
 *McWhorter Technologies, Inc..........................      17,000         332,563
 MDC Holdings, Inc.....................................      38,200         737,738
 *Meadow Valley Corp...................................       3,400          12,963
 Meadowbrook Insurance Group, Inc......................       6,300          33,863
 *Mechanical Dynamics, Inc.............................       1,900          11,281
 Medford Bancorp, Inc..................................      12,400         185,225
 *Media 100, Inc.......................................       6,000         106,125
 *Media Arts Group, Inc................................      14,600          56,575
 *Medialink Worldwide, Inc.............................       6,000          43,125
 *Medical Action Industries, Inc.......................       1,200           4,763
 *Medical Alliance, Inc................................      15,000          58,125
 *Medical Assurance, Inc...............................      12,680         144,235
 *Medical Resources, Inc...............................       7,300             420
 *Medstone International, Inc..........................       6,400          34,200
 *MEMC Electronic Materials, Inc.......................      38,000         581,875
 *Meridian Medical Technology, Inc.....................       3,000          25,875
 *Meridian Resource Corp...............................       9,900          52,594
 *MeriStar Hotels & Resorts, Inc.......................      34,700          99,763
 *Merit Medical Systems, Inc...........................      12,800          63,200
 *Merix Corp...........................................       5,700         156,928
 *Mesa Air Group, Inc..................................      10,500          62,836
 *Mesa Labs, Inc.......................................       1,000           4,453
 *Metal Management, Inc................................      36,100          49,073
 Metals USA, Inc.......................................      24,800         130,200
 *Metatec Corp. Class A................................       7,900          21,725
 *Metrocall, Inc.......................................      37,500         120,703
 *Metromedia International Group, Inc..................     113,500         489,469
 *MFRI, Inc............................................       4,900          19,294
 MI Schottenstein Homes, Inc...........................       9,000         153,000
 *Michael Anthony Jewelers, Inc........................       9,600          24,000
 Michael Foods, Inc....................................       1,400          32,069
 *Michaels Stores, Inc.................................      35,600       1,521,900
 *Micro Linear Corp....................................      13,600          71,825
 *Microage, Inc........................................      30,700          14,583
 *Microcide Pharmaceuticals, Inc.......................       6,500          48,547
 MicroFinancial, Inc...................................       3,000          28,500
 *Microsemi Corp.......................................      10,400         225,225
 *Microtest, Inc.......................................       7,900          58,756
 *Microtouch Systems, Inc..............................       7,300          64,559
 Midcoast Energy Resources, Inc........................      10,100         161,600
 *Middleby Corp........................................      12,500          83,594
 Midland Co............................................       3,700          93,425
 *Midway Airlines Corp.................................       9,700          57,594
 *Midwest Grain Products, Inc..........................       2,900          20,391
 Mikasa, Inc...........................................      12,900         124,163
 *Mikohn Gaming Corp...................................      12,700          80,566
 Milacron, Inc.........................................      28,300         447,494

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Millennium Chemicals, Inc.............................      91,800    $  1,767,150
 *Miller Building Systems, Inc.........................       5,400          30,544
 *Miller Industries, Inc...............................      28,500          65,906
 *MIM Corp.............................................      16,200          29,869
 Minntech Corp.........................................       9,100          67,113
 *Minolta-QMS, Inc.....................................       3,761          12,458
 *Mitcham Industries, Inc..............................      19,700         116,045
 *Mobile America Corp..................................       2,300           6,038
 *Modis Professional Services, Inc.....................      50,000         512,500
 *Modtech Holdings, Inc................................      16,300         175,734
 *Monarch Dental Corp..................................       9,600          27,750
 *Monro Muffler Brake, Inc.............................       9,400          78,431
 *Moog, Inc. Class A...................................      14,300         305,663
 *Moore Medical Corp...................................       2,600          22,750
 *Morrison Knudsen Corp................................      22,300         172,825
 *Motor Car Parts & Accessories, Inc...................       7,500           7,631
 Movado Group, Inc.....................................      18,800         180,069
 *Movie Gallery, Inc...................................      14,700          49,153
 *MRV Communications, Inc..............................      24,600         655,744
 *MS Carriers, Inc.....................................      22,100         426,116
 MTS Systems Corp......................................      33,060         240,202
 *NABI, Inc............................................      41,800         242,309
 Nacco Industries, Inc. Class A........................       9,000         339,750
 *NAHC, Inc............................................      31,200           4,212
 *Napco Security Systems, Inc..........................       4,400          16,775
 Nash Finch Co.........................................      12,800          99,600
 Nashua Corp...........................................       5,500          45,375
 *Nastech Pharmaceutical Co., Inc......................       3,000          11,766
 *Nathans Famous, Inc..................................      16,800          49,350
 *National Equipment Services, Inc.....................      57,200         325,325
 *National Home Health Care Corp.......................       8,600          35,475
 National Presto Industries, Inc.......................      17,600         546,700
 *National Processing, Inc.............................       7,600          88,825
 *National Record Mart, Inc............................       4,400           7,081
 *National RV Holdings, Inc............................      15,600         176,475
 National Steel Corp. Class B..........................      48,400         254,100
 National Technical Systems, Inc.......................       9,100          28,438
 *National Techteam, Inc...............................      22,800          76,238
 *National Western Life Insurance Co. Class A..........         600          44,381
 *NationsRent, Inc.....................................       7,600          28,025
 *Natural Microsystems Corp............................       9,100         586,097
 *Natural Wonders, Inc.................................         900           1,013
 *Navigators Group, Inc................................       1,200          10,575
 NCH Corp..............................................       6,000         240,000
 *NCI Building Systems, Inc............................      27,200         464,100
 *NCO Group, Inc.......................................          93           2,217
 *NCS Healthcare, Inc..................................       7,700           6,978
 Nelson (Thomas), Inc..................................      10,600          74,863
 *Netmanage, Inc.......................................      50,600         138,359
 *Network Computing Devices, Inc.......................      12,900          20,559
 *Network Equipment Technologies, Inc..................      39,300         420,019
 *Neurocrine Biosciences, Inc..........................      15,700         333,625
 *New Brunswick Scientific Co., Inc....................       6,566          34,472
 *New Century Financial Corp...........................      16,000         147,500
 *New Day Runner, Inc..................................         100             164
 *Newmark Homes Corp...................................      21,100         125,281
 Newmil Bancorp, Inc...................................       4,000          40,500
 *Newpark Resources, Inc...............................      34,200         286,425
 *Nexthealth, Inc......................................       1,000           2,813
 *Niagara Corp.........................................      16,500          71,156
                                                            SHARES           VALUE+
                                                            ------           ------

 *NMT Medical, Inc.....................................      11,200    $     42,525
 NN Ball & Roller, Inc.................................       2,300          20,377
 *Nobel Learning Communities, Inc......................       4,900          35,372
 *Noodle Kidoodle, Inc.................................      18,300          54,900
 *Norstan, Inc.........................................      14,200          70,113
 *Nortek, Inc..........................................      27,800         595,963
 North Central Bancshares, Inc.........................       3,500          50,094
 North Fork Bancorporation, Inc........................      42,000         695,625
 Northeast Bancorp.....................................         200           1,600
 Northeast Pennsylvania Financial Corp.................       4,200          41,475
 Northland Cranberries, Inc. Class A...................      20,000          79,375
 Northrim Bank.........................................       8,300          70,809
 Northwest Bancorp, Inc................................       1,600          12,150
 *Northwest Pipe Co....................................       8,100         109,097
 *Novametrix Medical Systems, Inc......................       5,900          36,967
 *NPC International, Inc...............................      38,900         361,041
 *NPS Pharmaceuticals, Inc.............................       1,300          16,453
 *NS Group, Inc........................................      51,800         948,588
 *Nu Horizons Electronics Corp.........................       9,345         161,785
 *Nuevo Energy Co......................................      28,700         554,269
 *Numerex Corp. Class A................................      11,700         107,859
 *Nutraceutical International Corp.....................      27,400          98,897
 Nymagic, Inc..........................................       4,000          56,250
 *Oak Technology, Inc..................................      39,800         588,294
 *Objective Systems Integrators, Inc...................      39,000         287,016
 *Oceaneering International, Inc.......................      16,540         322,530
 OceanFirst Financial Corp.............................      20,100         342,956
 *O'Charleys, Inc......................................      13,000         182,406
 *ODS Networks, Inc....................................      14,800         215,525
 *Officemax, Inc.......................................     229,900       1,250,081
 *Offshore Logistics, Inc..............................      29,300         411,116
 Ogden Corp............................................      73,700         635,663
 Oglebay Norton Co.....................................       8,000         167,000
 Ohio Casualty Corp....................................      86,700       1,037,691
 *Old Dominion Freight Lines, Inc......................       8,500          77,563
 Olin Corp.............................................      22,000         343,750
 *Olympic Steel, Inc...................................       6,800          29,538
 *Omega Protein Corp...................................       7,000          19,688
 *Omega Worldwide, Inc.................................      16,600          68,475
 *OMNI Energy Services Corp............................       2,500           1,797
 Omnicare, Inc.........................................     152,800       2,521,200
 *Omtool, Ltd..........................................       9,600          17,400
 *On Command Corp......................................       3,100          50,763
 *Ontrack Data International, Inc......................      10,800          79,988
 *Onyx Acceptance Corp.................................       5,700          23,513
 *Opta Food Ingredients, Inc...........................      15,800          35,797
 *Opti, Inc............................................      22,600          90,400
 *Option Care, Inc.....................................       4,100          26,778
 *Orbital Sciences Corp................................      18,300         224,175
 Oregon Steel Mills, Inc...............................      45,500          99,531
 *Orleans Homebuilders, Inc............................       1,400           2,275
 *Oroamerica, Inc......................................         100             728
 *Orthologic Corp......................................      28,900         133,663
 Oshkosh Truck Corp. Class B...........................       1,500          45,891
 *Oshman's Sporting Goods, Inc.........................       5,300          16,563
 *OSI Pharmaceutical, Inc..............................      15,600         156,000
 *OSI Systems, Inc.....................................      12,700          75,803
 *Osmonics, Inc........................................      20,100         180,900
 *Outlook Group Corp...................................       4,800          26,700
 *Overland Data........................................       5,700          46,491
 Overseas Shipholding Group, Inc.......................      60,700       1,407,481

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Owosso Corp...........................................       6,600    $     13,819
 Oxford Industries, Inc................................       8,500         131,219
 *OYO Geospace Corp....................................         500           8,000
 *PAM Transportation Services, Inc.....................       5,200          44,200
 *Pameco Corp..........................................       3,200           8,400
 Pamrapo Bancorp, Inc..................................       3,900          77,269
 *Panera Bread CO......................................      13,800         117,300
 *Par Technology Corp..................................       7,400          28,213
 Park Electrochemical Corp.............................      12,500         313,281
 *Parker Drilling Co...................................     112,100         679,606
 Parker-Hannifin Corp..................................       1,604          66,867
 *Park-Ohio Holdings Corp..............................       8,800          74,250
 Parkvale Financial Corp...............................       2,400          42,900
 *Parlex Corp..........................................       3,700          82,209
 *Parlux Fragrances, Inc...............................      17,500          53,047
 Patina Oil & Gas Corp.................................      17,100         296,044
 Patrick Industries, Inc...............................       8,800          57,750
 *Patterson Energy, Inc................................       8,200         198,081
 *Paul Harris Stores, Inc..............................      14,200          38,163
 Paula Financial, Inc..................................       6,800          18,275
 *Paul-Son Gaming Corp.................................       3,700          11,100
 *Paxar Corp...........................................      34,800         350,175
 *Paxson Communications Corp...........................      55,500         430,125
 *PBOC Holdings, Inc...................................      30,900         281,963
 *PC Service Source, Inc...............................         600             675
 *PCD, Inc.............................................       6,200          27,125
 *P-Com, Inc...........................................      21,800         160,094
 *Pediatrix Medical Group, Inc.........................      18,800         133,950
 Peerless Manufacturing Co.............................       1,200          17,175
 *Peerless Systems Corp................................      18,500          43,938
 Penford Corp..........................................       7,800         140,156
 *Penn Treaty American Corp............................       6,200         122,063
 Penn Virginia Corp....................................      11,000         245,438
 Penn-America Group, Inc...............................       2,000          18,375
 Pennfed Financial Services, Inc.......................      14,300         191,263
 *Pentacon, Inc........................................      40,100          73,934
 Pep Boys - Manny, Moe & Jack..........................      80,400         572,850
 *Perceptron, Inc......................................      12,800          50,800
 *Perini Corp..........................................       5,800          16,675
 *Perrigo Co...........................................      34,400         209,625
 *Perry Ellis International, Inc.......................       8,200          79,822
 *Per-Se Technologies, Inc.............................       6,600          43,106
 *Petco Animal Supplies, Inc...........................      29,000         550,094
 *Petrocorp, Inc.......................................       5,800          40,963
 *Petroglyph Energy, Inc...............................       2,600           5,281
 *Petroleum Development Corp...........................      28,600         152,831
 *PetSmart, Inc........................................      33,500          99,977
 PFF Bancorp, Inc......................................      14,800         206,275
 *Pharmchem Laboratories, Inc..........................       1,000           2,719
 *Phar-Mor, Inc........................................       7,800          13,163
 *Philadelphia Consolidated Holding Corp...............      11,800         199,494
 *Phillips (R.H.), Inc.................................       8,600          23,919
 Phillips-Van Heusen Corp..............................      54,300         471,731
 *Phoenix International, Ltd...........................       5,800          11,147
 Phoenix Investment Partners, Ltd......................      44,300         371,013
 *Phoenix Technologies, Ltd............................       4,800          86,250
 *PhotoWorks, Inc......................................      14,300          43,123
 Piccadilly Cafeterias, Inc............................      11,000          31,625
 *Pico Holdings, Inc...................................       5,860          63,178
 *Picturetel Corp......................................      60,900         187,458
 Pier 1 Imports, Inc. DE...............................      52,100         442,850
                                                            SHARES           VALUE+
                                                            ------           ------

 *Piercing Pagoda, Inc.................................       3,600    $     51,300
 Pilgrim Pride Corp....................................      19,400         155,200
 Pillowtex Corp........................................      20,500          97,375
 *Pinnacle Entertainment, Inc..........................      22,700         432,719
 *Pioneer Natural Resources Co.........................     139,900       2,089,756
 Pioneer Standard Electronics, Inc.....................      33,700         403,347
 Pitt-Des Moines, Inc..................................      11,700         272,025
 Pittston Brink's Group................................      23,852         362,252
 *Planar Systems, Inc..................................      13,800         133,256
 *PLM International, Inc...............................       9,800          72,888
 PMR Corp..............................................       7,300          25,322
 Pocahontas Bancorp, Inc...............................       9,500          56,406
 *Policy Management Systems Corp.......................      33,400         340,263
 *Polymedica Industries, Inc...........................       7,000         186,375
 Polymer Group, Inc....................................      36,100         263,981
 *Pomeroy Computer Resource, Inc.......................      10,200         149,494
 Pope & Talbot, Inc....................................      16,100         298,856
 *Powell Industries, Inc...............................       2,800          23,406
 *PPT Vision, Inc......................................       4,000          18,500
 Precision Castparts Corp..............................      37,400       1,823,250
 *Premiumwear, Inc.....................................         800          10,525
 Presidential Life Corp................................      49,900         734,466
 *Price Communications Corp............................      44,591       1,017,232
 *Pride International, Inc.............................      63,600       1,617,825
 *Primark Corp.........................................      46,700       1,214,200
 *Prime Hospitality Corp...............................      18,500         159,563
 *Prime Medical Services, Inc..........................      19,400         152,169
 *Printronix, Inc......................................       4,300          61,409
 Professional Bancorp, Inc.............................       1,820           6,370
 *Professionals Group, Inc.............................       7,500         124,453
 *Programmers Paradise, Inc............................       2,800           9,538
 *ProMedCo Management Company..........................      15,500          18,164
 *Protocol Systems, Inc................................      10,000         155,313
 *Provant, Inc.........................................      30,500         115,328
 *Provident Financial Holdings, Inc....................       5,000          73,438
 *PSS World Medical, Inc...............................       3,100          26,156
 *PTEK Holdings, Inc...................................      68,800         236,500
 Pulaski Financial Corp................................       5,100          59,288
 Pulte Corp............................................      66,100       1,466,594
 *Pure Resources, Inc..................................      20,780         311,700
 *Pure World, Inc......................................       7,200          22,275
 PXRE Group, Ltd.......................................       1,000          14,875
 *Qad, Inc.............................................       4,600          17,538
 *QEP Co., Inc.........................................       3,000          24,656
 *Quaker Fabric Corp...................................      24,200         132,344
 *Quality Dining, Inc..................................      18,600          61,031
 Quality Systems, Inc..................................       5,800          41,869
 Quanex Corp...........................................      23,600         345,150
 *Quantum Corp-Hard Disk Drive Group...................       1,836          17,327
 *Quest Diagnostics, Inc...............................      22,500       1,504,688
 *Quipp, Inc...........................................         900          16,819
 *Quorum Health Group, Inc.............................     115,000       1,112,266
 *R & B, Inc...........................................       3,600           9,450
 *Racing Champions Corp................................      31,700          52,008
 *Radiance Medical Systems, Inc........................      11,100         103,889
 *RailWorks Corp.......................................      17,100         159,244
 *Rainforest Cafe, Inc.................................       4,000          11,875
 Range Resources Corp..................................      16,000          45,000
 Raven Industries, Inc.................................       5,500          74,938
 *Raytel Med Corp......................................      11,900          29,750
 *RCM Technologies, Inc................................      16,700         134,122

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *RDO Equipment Co. Class A............................       7,300    $     41,063
 *Read-Rite Corp.......................................      10,500          20,672
 *Recoton Corp.........................................      16,900         139,953
 *Redhook Ale Brewery, Inc.............................       2,900           5,030
 *Reebok International, Ltd............................       2,800          38,850
 *Reliability, Inc.....................................      11,100          45,094
 Reliance Group Holdings, Inc..........................     183,500         424,344
 Reliance Steel and Aluminum Co........................      12,600         263,813
 *Remington Oil & Gas Corp.............................       4,500          29,391
 *Renaissance Worldwide, Inc...........................      75,100         166,628
 *Rent-Way, Inc........................................      12,500         333,594
 *Reptron Electronics, Inc.............................      13,000         132,438
 *Republic Bankshares, Inc.............................       8,800          86,350
 Republic Group, Inc...................................       9,400          86,950
 *Research Partners International, Inc.................       5,400           8,269
 *ResortQuest International, Inc.......................       9,700          46,075
 Resource America, Inc.................................      38,600         266,581
 Resource Bancshares Mortgage Group, Inc...............      27,000         129,938
 *Respironics, Inc.....................................      10,600         170,263
 *Rex Stores Corp......................................      12,100         255,613
 *RF Monolithics, Inc..................................       3,800          34,556
 Richardson Electronics, Ltd...........................      11,100         136,322
 *Riddell Sports, Inc..................................       9,100          28,438
 Riggs National Corp...................................      47,500         691,719
 *Right Management Consultants, Inc....................       7,400          75,850
 RLI Corp..............................................      14,000         509,250
 *RMH Teleservices, Inc................................       3,400          21,250
 *Roadhouse Grill, Inc.................................       6,000          33,750
 Roadway Express, Inc..................................       7,500         161,016
 Roanoke Electric Steel Corp...........................      11,200         148,050
 Robbins & Myers, Inc..................................       5,300         114,613
 *Robinson Nugent, Inc.................................       3,900          43,875
 *Robotic Vision Systems, Inc..........................      21,000         248,719
 *Rochester Medical Corp...............................       4,600          40,250
 *Rock of Ages Co......................................       5,300          26,500
 Rock-Tenn Co. Class A.................................      37,400         357,638
 *Rocky Shoes & Boots, Inc.............................       3,000          15,469
 *Rofin-Sinar Technologies, Inc........................      10,700         130,072
 *Rogue Wave Software, Inc.............................      10,300          44,097
 Rollins Truck Leasing Corp............................      87,800         828,613
 Rouge Industries, Inc. Class A........................      15,200          68,400
 *Royal Appliance Manufacturing Co.....................       2,000          12,250
 RPC, Inc..............................................      20,700         219,938
 *RTI International Metals, Inc........................      11,000         143,000
 *RTW, Inc.............................................      14,700          59,259
 *Rush Enterprises, Inc................................       5,000          34,688
 Russ Berrie & Co., Inc................................      10,100         191,269
 Russell Corp..........................................      37,700         838,825
 *Ryans Family Steak Houses, Inc.......................      58,200         527,438
 Ryerson Tull, Inc.....................................      42,400         418,700
 Ryland Group, Inc.....................................      17,300         383,844
 *S&K Famous Brands, Inc...............................       4,600          31,625
 *S3, Inc..............................................      24,492         391,107
 *Safety 1st, Inc......................................       5,700          78,553
 *Safety Components International, Inc.................       4,500             203
 *Safety-Kleen Corp....................................     117,000          73,125
 *San Filippo (John B.) & Son, Inc.....................      12,100          42,350
 Sanderson Farms, Inc..................................       4,000          26,875
 *Saucony, Inc. Class A................................       7,100          76,103
 *Saucony, Inc. Class B................................       4,500          45,000
 *Savoir Technology Group, Inc.........................       6,600          52,388
                                                            SHARES           VALUE+
                                                            ------           ------

 *Scan-Optics, Inc.....................................      12,700    $     12,502
 *Scheid Vineyards, Inc................................       3,000          11,438
 *Schein (Henry), Inc..................................      54,300         958,734
 *Schieb (Earl), Inc...................................       3,400          10,838
 *Schlotzskys, Inc.....................................      11,700          70,566
 Schnitzer Steel Industries, Inc. Class A..............      12,400         184,838
 *Schuff Steel Company.................................       7,000          22,750
 Schulman (A.), Inc....................................      41,400         492,919
 SCPIE Holdings, Inc...................................      19,200         466,800
 Seaboard Corp.........................................       3,300         607,200
 *Seacor Smit, Inc.....................................      19,700       1,263,263
 *SED International Holdings, Inc......................      19,200          61,800
 *SEEC, Inc............................................       6,200          28,191
 *Segue Software, Inc..................................       8,000          68,500
 *Seitel, Inc..........................................      37,700         320,450
 Selas Corp. of America................................       6,300          34,650
 Selective Insurance Group, Inc........................      41,700         772,753
 *Semitool, Inc........................................      23,600         334,088
 *SEMX Corp............................................       5,800          45,856
 *Sensormatic Electronics Corp.........................     155,800       2,444,113
 *SeraCare, Inc........................................       8,700          21,206
 Service Corp. International...........................     136,000         425,000
 *Shaw Group, Inc......................................      12,700         554,038
 *Sheldahl, Inc........................................      17,000          79,953
 *Shiloh Industries, Inc...............................      12,800         131,200
 *Shoe Carnival, Inc...................................      18,000         131,063
 *Shoe Pavilion, Inc...................................       4,600           7,188
 *Shopko Stores, Inc...................................      41,600         764,400
 *Sierra Health Services, Inc..........................      26,500         110,969
 Sifco Industries, Inc.................................       1,000           6,125
 *Sight Resource Corp..................................       1,000             891
 *Signal Technology Corp...............................       6,700          99,244
 *Silicon Storage Technology, Inc......................       5,400         401,119
 *Silicon Valley Group, Inc............................      46,200       1,228,631
 *Silverleaf Resorts, Inc..............................      10,300          36,694
 *Simione Central Holdings, Inc........................         940           2,564
 *Simon Transportation Services, Inc...................       7,400          42,319
 Simpson Industries, Inc...............................      22,700         200,044
 *Simula, Inc..........................................       9,300          18,019
 *Sinclair Broadcast Group, Inc. Class A...............      63,900         526,177
 *Sitel Corp...........................................      48,100         279,581
 *Sizzler International, Inc...........................      23,500          69,031
 SJW Corp..............................................       2,500         282,500
 *Skyepharma P.L.C. ADR................................         366           5,010
 Skyline Corp..........................................       6,100         125,813
 SLI, Inc..............................................      15,500         201,500
 *Smart & Final Food, Inc..............................       7,800          63,863
 *SMC Corp.............................................       7,500          29,766
 Smith (A.O.) Corp.....................................       8,400         176,400
 *Smithway Motor Express Corp. Class A.................         600           1,538
 *Softech, Inc.........................................       1,400           1,531
 *Software Spectrum, Inc...............................       7,700         111,409
 *Sola International, Inc..............................      29,500         147,500
 *Sonic Automotive, Inc................................      37,000         360,750
 *SOS Staffing Services, Inc...........................      18,200          55,169
 *Sound Advice, Inc....................................         900           8,916
 South Financial Group, Inc............................      34,900         438,431
 South Jersey Industries, Inc..........................      20,900         544,706
 *Southern Energy Homes, Inc...........................       5,000           5,625

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Southwall Technologies, Inc..........................       7,000    $     58,406
 Southwestern Energy Co................................      28,400         262,700
 Sovereign Bancorp, Inc................................       5,840          40,059
 *Spacehab, Inc........................................      12,600          55,913
 *Spacelabs Medical, Inc...............................      18,200         206,456
 Spartan Motors, Inc...................................      21,000          93,188
 *Sparton Corp.........................................       5,700          23,513
 *Special Metals Corp..................................      20,500          48,047
 *Spectrian Corp.......................................      11,200         169,400
 *Spectrum Control, Inc................................      10,000          99,375
 *SpeedFam-IPEC, Inc...................................      31,367         412,672
 Spiegel, Inc. Class A Non-Voting......................      20,500         156,633
 *Splash Technology Holdings, Inc......................      11,500          90,922
 *Sport Supply Group, Inc..............................       9,700          46,075
 *Sport-Haley, Inc.....................................       6,000          25,781
 *Sports Authority, Inc................................      38,200          81,175
 *Sports Club Co., Inc.................................       2,300           7,763
 *Sportsman's Guide, Inc...............................       3,000           8,813
 Springs Industries, Inc. Class A......................      18,200         864,500
 *SPS Technologies, Inc................................       8,300         291,538
 *SS&C Technologies, Inc...............................      21,000          96,141
 St. Francis Capital Corp..............................       4,800          66,150
 St. Mary Land & Exploration Co........................       7,400         266,631
 *Staffmark, Inc.......................................      39,100         193,056
 *Standard Management Corp.............................      10,300          35,084
 *Standard Microsystems Corp...........................      19,600         255,413
 Standard Pacific Corp. DE.............................      60,200         684,775
 Standard Register Co..................................       2,000          27,125
 *Stanley Furniture, Inc...............................       3,000          67,781
 *STAR Telecommunications, Inc.........................      38,600          80,819
 *Starter Corp.........................................      15,000              83
 State Auto Financial Corp.............................      56,700         634,331
 State Financial Services Corp. Class A................      11,600         117,813
 Staten Island Bancorp, Inc............................      51,900         879,056
 Steel Technologies, Inc...............................      14,700         109,791
 *Steinway Musical Instruments, Inc....................       7,000         121,625
 Stepan Co.............................................      10,600         231,875
 Stephan Co............................................       4,000          14,500
 *Sterile Recoveries, Inc..............................       8,100          54,169
 Sterling Bancorp......................................       2,800          44,450
 *Sterling Financial Corp. WA..........................       6,300          65,166
 Stewart & Stevenson Services, Inc.....................      45,700         636,944
 Stewart Enterprises, Inc..............................     242,000         975,563
 Stewart Information Services Corp.....................       3,100          39,138
 Stifel Financial Corp.................................       7,510          71,345
 *STM Wireless, Inc. Class A...........................       8,400          37,275
 Stone & Webster, Inc..................................       5,500           5,328
 *Stoneridge, Inc......................................      27,500         309,375
 *Strategic Distribution, Inc..........................      37,500          79,688
 *Stratus Properties, Inc..............................      18,800          86,950
 Stride Rite Corp......................................      67,911         445,666
 *Strouds, Inc.........................................       5,000          10,391
 *Suburban Lodges of America, Inc......................      14,300          80,438
 *Successories, Inc....................................       4,300           8,197
 *Summa Industries, Inc................................       5,500          59,984
 *Sun Healthcare Group, Inc............................      10,000             650
 *Sunbeam Corp.........................................     101,400         316,875
 *Sunburst Hospitality Corp............................      10,700          47,481
 *Sunrise Assisted Living, Inc.........................      39,300         715,997
 *Sunrise Medical, Inc.................................      20,200          89,638
 *Sunrise Resources, Inc...............................       8,000          39,375
                                                            SHARES           VALUE+
                                                            ------           ------

 *Sunterra Corp........................................      57,300    $     19,697
 *Superior National Insurance Group, Inc...............      29,200           2,628
 Superior Surgical Manufacturing Co., Inc..............       2,800          24,150
 *Suprema Specialties, Inc.............................       4,000          35,500
 *Surety Capital Corp..................................       3,700             694
 Susquehanna Bancshares, Inc...........................       4,600          62,819
 *Swift Energy Corp....................................      17,200         441,825
 *Swiss Army Brands, Inc...............................       6,100          32,216
 *Sybron Chemicals, Inc................................       2,200          43,450
 *Sylvan Learning Systems, Inc.........................      42,000         475,125
 *Sylvan, Inc..........................................       6,200          60,838
 *Symmetricom, Inc.....................................      17,200         258,000
 *Symons International Group, Inc......................       7,400           5,203
 *Symphonix Devices, Inc...............................       2,300           8,338
 *Syms Corp............................................       1,000           3,438
 Synalloy Corp. DE.....................................      12,200          91,500
 *Synaptic Pharmaceutical Corp.........................      10,600          50,350
 *Synbiotics Corp......................................      13,400          30,150
 *Systemax, Inc........................................      54,400         370,600
 *T&W Financial Corp...................................       4,000               0
 Tab Products Co.......................................       7,100          34,169
 *Tandy Brand Accessories, Inc.........................       6,200          40,881
 *Tandy Crafts, Inc....................................      17,800          53,400
 Tasty Baking Co.......................................       7,000          83,563
 *TBA Entertainment Corp...............................       6,100          23,828
 *TBC Corp.............................................      30,100         145,327
 TCBY Enterprises, Inc.................................      28,600         143,000
 *TCSI Corp............................................      31,700          57,456
 *TEAM America Corp....................................         500           1,883
 *Team, Inc............................................       2,300           5,606
 *Tech Data Corp.......................................      10,600         398,494
 *Tech-Sym Corp........................................       9,800         214,375
 Tecumseh Products Co. Class A.........................      28,500       1,286,953
 Tecumseh Products Co. Class B.........................      10,600         457,788
 *Tegal Corp...........................................      18,700          80,352
 Tektronix, Inc........................................       4,700         251,450
 *Telcom Semiconductor, Inc............................       8,500         211,438
 *Telescape International, Inc.........................         300           2,344
 *Telxon Corp..........................................      17,500         272,344
 Tenneco Automotive, Inc...............................      45,900         335,644
 *Terex Corp...........................................      13,400         213,563
 Terra Industries, Inc.................................      19,600          41,650
 *Tesoro Petroleum Corp................................      46,300         474,575
 *Tesseract Group, Inc.................................      10,400           3,250
 *Tetra Technologies, Inc..............................      18,200         235,463
 Texas Industries, Inc.................................      26,700         765,956
 TF Financial Corp.....................................       1,100          15,538
 *TFC Enterprises, Inc.................................      15,800          33,081
 *Thermedics, Inc......................................      28,900         243,844
 *Thermo Ecotek Corp...................................       1,000           7,813
 *Thermo Terratech, Inc................................       7,800          58,500
 Thermoretec Corp......................................       5,200          36,400
 *Thermotrex Corp......................................      15,700         156,019
 Thomas Industries, Inc................................       3,300          66,000
 *Thorn Apple Valley, Inc..............................       6,000             555
 *Three Rivers Bancorp, Inc............................      10,400          83,525
 *Tier Technologies, Inc. Class B......................      10,900          54,841
 *TII Industries, Inc..................................      10,800          21,431
 Timberland Bancorp, Inc...............................       2,700          25,059
 Timken Co.............................................      70,700       1,334,463

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Titan International, Inc..............................      20,900    $    124,094
 Titanium Metals Corp..................................      26,400         115,500
 *Todd Shipyards Corp..................................      12,900          91,913
 *Toll Brothers, Inc...................................      44,700         866,063
 Toro Co...............................................       3,600         113,400
 *Total Entertainment Restaurant Corp..................       1,000           2,375
 *Total Renal Care Holdings, Inc.......................     103,000         405,563
 *Tower Air, Inc.......................................       9,700           1,407
 *Tower Automotive, Inc................................      62,100         861,638
 *Tractor Supply Co....................................      10,900         165,544
 *Transact Technologies, Inc...........................       5,500          55,688
 *Transcoastal Marine Services, Inc....................      13,500           6,539
 *Transfinancial Holdings, Inc.........................       4,700           8,225
 *Transmation, Inc.....................................       7,000          16,953
 *Transmedia Network, Inc..............................      12,100          37,056
 *Transportation Components, Inc.......................      32,800          63,550
 Transpro, Inc.........................................       9,200          41,400
 Transtechnology Corp..................................       3,400          29,325
 *TRC Companies, Inc...................................       7,600          79,800
 *Trend-Lines, Inc. Class A............................       1,850           2,341
 Trenwick Group, Inc...................................      21,800         327,000
 *Trex Medical Corp....................................      15,500          29,063
 *Triad Hospitals, Inc.................................       1,500          32,156
 *Trico Marine Services, Inc...........................      54,400         528,700
 *Trident Microsystems, Inc............................      14,100         118,528
 *Tridex Corp..........................................       8,500           6,508
 Trinity Industries, Inc...............................      68,000       1,500,250
 *Triple S Plastics, Inc...............................       3,000          48,563
 *Tripos, Inc..........................................       2,500          40,000
 *Triumph Group........................................      11,300         316,400
 *TRM Copy Centers Corp................................       6,800          34,425
 *Trump Hotels & Casino Resorts, Inc...................      34,500          94,875
 Tucker Anthony Sutro Corp.............................      15,100         258,588
 Tuscarora, Inc........................................       1,300          16,494
 Twin Disc, Inc........................................       3,700          57,350
 *Twinlab Corp.........................................      39,100         279,809
 *Tyler Technologies, Inc..............................      19,700          78,800
 U.S. Bancorp, Inc.....................................       9,200          42,263
 *U.S. Home & Garden, Inc..............................       4,400          11,138
 U.S. Industries, Inc..................................     107,000       1,444,500
 *U.S. Office Products, Co.............................         300             305
 *U.S. Vision, Inc.....................................       1,900           3,266
 *Ubics, Inc...........................................       5,500          13,922
 *Ugly Duckling Corp...................................      27,100         195,628
 *UICI.................................................      75,400         367,575
 *Ultimate Electronics, Inc............................       5,100         126,863
 *Ultrak, Inc..........................................      17,700         118,369
 *Ultralife Batteries, Inc.............................      11,900          89,622
 *Ultratech Stepper, Inc...............................      14,600         205,313
 UMB Financial Corp....................................      21,170         781,967
 *Unicapital Corp......................................      68,700          47,231
 Unico American Corp...................................       3,200          19,650
 *Unifab International, Inc............................      12,600          92,138
 *Unifi, Inc...........................................      90,200       1,150,050
 *Union Acceptance Corp. Class A.......................       7,700          38,259
 *Unit Corp............................................      33,300         439,144
 *United Auto Group, Inc...............................      29,200         260,975
 United Community Financial Corp.......................      53,500         315,984
 United Industrial Corp................................      21,200         186,825
 *United Natural Foods, Inc............................      14,200         215,219
 *United Rentals, Inc..................................      92,700       1,506,375
 *United Retail Group, Inc.............................      16,500         131,484
                                                            SHARES           VALUE+
                                                            ------           ------

 *United Road Services, Inc............................         600    $      2,400
 *United States Energy Corp............................       6,970          20,039
 United Wisconsin Services, Inc........................       4,400          25,300
 *Universal American Financial Corp....................       9,200          34,500
 Universal Forest Products, Inc........................      32,000         421,000
 *Universal Stainless & Alloy Products, Inc............      10,800          74,250
 *Uno Restaurant Corp..................................       9,020         109,368
 *Unova, Inc...........................................      17,400         240,338
 *Urocor, Inc..........................................      12,800          48,000
 *Urologix, Inc........................................      14,900          62,859
 *URS Corp.............................................      22,300         292,688
 *US Oncology, Inc.....................................     120,351         575,428
 *US Xpress Enterprises, Inc. Class A..................      15,600         109,688
 *USA Floral Products, Inc.............................      13,500          11,180
 *USA Truck, Inc.......................................       5,900          38,719
 *Usec, Inc............................................      35,500         164,188
 *UTI Energy Corp......................................       4,400         188,100
 *Utilx Corp...........................................       7,900          29,625
 *V.I. Technologies, Inc...............................       2,400          17,400
 *Vail Resorts, Inc....................................      36,300         580,800
 Valero Energy Corp....................................      40,000       1,170,000
 *Value City Department Stores, Inc....................      33,300         330,919
 *Valuevision International, Inc. Class A..............      15,900         460,603
 *Vans, Inc............................................      12,100         189,063
 *Varco International, Inc.............................      40,700         885,225
 *Vari L Co., Inc......................................       6,500          62,867
 *Varian Medical Systems, Inc..........................      12,000         495,750
 *Variflex, Inc........................................       4,800          27,750
 *Venator Group, Inc...................................     346,300       3,744,369
 *Verilink Corp........................................      13,800          95,738
 *Veritas DGC, Inc.....................................      22,100         610,513
 Vesta Insurance Group, Inc............................      26,500         157,344
 *Vestcom International, Inc...........................       9,800          38,588
 *Veterinary Centers of America, Inc...................      36,400         494,813
 *Viasoft, Inc.........................................      10,000          82,969
 *Vicon Industries, Inc................................       6,000          19,125
 *Vicorp Restaurants, Inc..............................      14,300         269,466
 Vintage Petroleum, Inc................................      55,800       1,325,250
 Virginia Gas Co.......................................       7,600          20,188
 *Vishay Intertechnology, Inc..........................      49,625       3,510,969
 *VisionAmerica, Inc...................................      10,500           6,891
 *Volt Information Sciences, Inc.......................      26,000         750,750
 *VTEL Corp............................................      28,300         101,703
 Vulcan International Corp.............................         400          13,225
 *Vysis, Inc...........................................       2,000          15,688
 Wabash National Corp..................................      29,500         377,969
 *Wackenhut Corp. Class A..............................       5,800          77,213
 *Wackenhut Corp. Class B Non-Voting...................       6,700          55,275
 *Walker Interactive Systems, Inc......................      17,400          55,191
 Wallace Computer Services, Inc........................      57,400         574,000
 Walter Industries, Inc................................       7,600          82,175
 Warnaco Group, Inc....................................      70,800         477,900
 *Warrantech Corp......................................      13,000          11,375
 *Washington Homes, Inc................................      12,700          68,263
 Washington Savings Bank FSB...........................       1,600           5,100
 *Waste Connections, Inc...............................      35,800         693,625
 *Waterlink, Inc.......................................       3,500           9,625
 Watsco, Inc. Class A..................................      35,300         522,881
 Watts Industries, Inc. Class A........................      26,500         301,438
 *Webb (Del) Corp......................................      27,100         413,275
 Weider Nutrition International, Inc...................      12,000          39,000

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Weirton Steel Corp...................................      45,800    $    208,963
 Wellman, Inc..........................................      54,000       1,063,125
 Wells Fargo Company...................................         364          16,471
 Werner Enterprises, Inc...............................      61,000         764,406
 *West Marine, Inc.....................................      30,400         246,050
 Westbank Corp.........................................       2,800          24,150
 *Westcoast Hospitality Corp...........................      23,500         182,125
 Westcorp, Inc.........................................      38,200         415,425
 Westerfed Financial Corp..............................       4,600          65,838
 *Western Water Co.....................................       1,100             258
 *Weston (Roy F.), Inc. Class A........................       5,800          18,306
 *Wet Seal, Inc. Class A...............................      14,100         162,150
 *WFS Financial, Inc...................................      20,400         321,938
 *Williams Clayton Energy, Inc.........................       8,300         215,281
 *Willis Lease Finance Corp............................       6,300          47,644
 *Wilshire Oil Co. of Texas............................      11,000          37,813
 *Wisconsin Central Transportation Corp................      67,600         883,025
 *Wiser Oil Co.........................................      11,700          35,100
 *WLR Foods, Inc.......................................       7,400          34,225
 Wolohan Lumber Co.....................................       5,600          62,650
 *Wolverine Tube, Inc..................................      11,900         196,350
 Wolverine World Wide, Inc.............................       6,500          73,125
 Woodward Governor Co..................................      16,800         410,025
 *Workgroup Technology Corp............................       4,300           2,956
 World Fuel Services Corp..............................       8,400          57,225
 *Worldpages.com, Inc..................................      20,500         143,500
 *Worldtex, Inc........................................       6,500           2,641
 *WPI Group, Inc.......................................       2,200           3,128
 *Xetel Corp...........................................      13,600          23,800
 *Xtra Corp............................................      19,600         883,225
 Yardville National Bancorp............................       8,600          90,569
 *Yellow Corp..........................................      45,200         741,563
 York Financial Corp...................................       4,095          51,443
 York Group, Inc.......................................       8,000          29,000
 York International Corp...............................      57,000       1,489,125
 *Zap.com Corp.........................................         380           1,188
 *Zapata Corp..........................................      10,300          38,625
 *Zemex Corp...........................................       2,200          17,875
 Zenith National Insurance Corp........................      22,800         541,500
 *Ziff-Davis, Inc......................................      21,000         177,188
                                                            SHARES           VALUE+
                                                            ------           ------

 *Zoltek Companies, Inc................................      17,000    $    113,156
 *Zygo Corp............................................       4,100         134,531
 *Zymetx, Inc..........................................       4,400           9,213
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $313,053,523)..................................                 352,916,627
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      52,100           2,371
 *Skyepharma P.L.C. Contingent Payment Rights..........       4,600               0
 *Westcorp, Inc. Rights 06/15/00.......................      38,200           8,356
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      10,727
                                                                       ------------

PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holdings 12% (Senior Preferred)
   (Cost $0)...........................................      19,700           9,948

                                                            ------           ------
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (1.7%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
    Repurchase Agreement, PNC Capital Markets Inc.
      5.95%, 06/01/2000 (Collateralized by U.S.
      Treasury Notes 5.875%, 10/31/01, valued at
      $6,043,651) to be repurchased at $5,953,984.
      (Cost $5,953,000)................................    $  5,953       5,953,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $319,006,523)++....                $358,890,302
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $319,625,124.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (94.7%)
 *@plan, Inc...........................................      1,000     $      6,062
 *1-800 CONTACTS, Inc..................................      1,300           37,212
 *21st Century Holding Co..............................        700            3,631
 *3-D Systems Corp.....................................      2,300           27,097
 *3Dfx Interactive, Inc................................      4,900           36,291
 *3DO Co...............................................      7,200           40,275
 *4Front Software International, Inc...................      2,900           40,509
 *800-Jr Cigar, Inc....................................      2,600           26,081
 *8X8, Inc.............................................      4,700           35,984
 *A Consulting Team, Inc...............................      1,100            7,219
 *A.C. Moore Arts & Crafts, Inc........................      1,900           10,955
 *Aames Financial Corp.................................        240              195
 *AAON, Inc............................................      1,600           38,950
 AAR Corp..............................................      6,900           95,737
 Aaron Rents, Inc. Class A.............................        700           10,412
 *Aastrom Biosciences, Inc.............................      7,600           20,069
 *Abaxis, Inc..........................................      3,500           21,766
 ABC Bancorp...........................................        840            8,347
 *ABC Rail Products Corp...............................      2,700           16,959
 *Abgenix, Inc.........................................      1,000           78,844
 Abington Bancorp, Inc.................................        500            4,656
 *Abiomed, Inc.........................................      2,000           76,375
 *Able Telcom Holding Corp.............................      1,500            2,859
 ABM Industries, Inc...................................      5,600          129,850
 *Acacia Research Corp.................................      3,600           56,925
 *Accel International Corp.............................        500              352
 *Acceptance Insurance Companies, Inc..................      3,600           18,450
 *Access Worldwide Communications, Inc.................      1,900            2,553
 *Acclaim Entertainment, Inc...........................     13,800           32,991
 *Ace Cash Express, Inc................................      2,500           36,094
 *Ace Comm Corp........................................      2,300           12,722
 Aceto Corp............................................      1,500           16,031
 Ackerley Group, Inc...................................      4,700           56,987
 *Acme Electric Corp...................................        500            4,141
 *Acorn Products, Inc..................................        200              312
 *ACT Manufacturing, Inc...............................      4,050          127,702
 *ACT Networks, Inc....................................      2,600           30,306
 *Actel Corp...........................................      5,500          159,672
 *Action Performance Companies, Inc....................      4,100           32,928
 *Active Voice Corp....................................      2,600           17,469
 *Activision, Inc......................................      6,300           39,080
 *Actrade International, Ltd...........................      2,200           33,275
 *Actuate Corp.........................................      4,200           97,519
 *Acuson Corp..........................................      6,900           84,525
 *Adac Laboratories....................................      5,200          100,262
 *adam.com, Inc........................................      1,000            3,625
 Adams Resources & Energy, Inc.........................        800           13,250
 *Adaptive Broadband Corp..............................      1,000           26,469
 *ADE Corp.............................................      3,300           50,531
 *Adecco SA ADR........................................        241           23,964
 *Adept Technology, Inc................................      2,400           50,250
 *Administaff, Inc.....................................      3,400          176,587
 *Advance Lighting Technologies, Inc...................      5,100           53,391
 *Advance Paradigm, Inc................................      4,200           65,887
                                                            SHARES           VALUE+
                                                            ------           ------
 *Advanced Aerodynamics & Structures, Inc..............        700     $      2,461
 *Advanced Digital Information Corp....................      2,000           25,312
 *Advanced Magnetics, Inc..............................      1,700           11,475
 Advanced Marketing Services, Inc......................      3,250           60,023
 *Advanced Neuromodulation Systems, Inc................      1,800           22,050
 *Advanced Photonix, Inc. Class A......................      2,700            5,062
 *Advanced Polymer Systems, Inc........................      5,000           17,187
 *Advanced Radio Telecom Corp..........................      7,200           74,700
 *Advanced Technical Products, Inc.....................        100              419
 *Advanced Tissue Sciences, Inc........................     15,000           58,828
 Advanta Corp. Class A.................................      2,600           43,794
 Advanta Corp. Class B Non-Voting......................      3,700           44,747
 *Advantage Learning Systems, Inc......................      8,100          105,300
 *Advantica Restaurant Group, Inc......................      1,100              808
 Advest Group, Inc.....................................      2,300           43,987
 *Advo, Inc............................................      5,300          170,262
 *Aehr Test Systems....................................      1,700           10,094
 *AEP Industries, Inc..................................        700           11,572
 *Aeroflex, Inc........................................      4,600          165,600
 *Aerosonic Corp.......................................      1,000            9,750
 *Aerovox, Inc.........................................      1,500            4,828
 *Aetrium, Inc.........................................      2,200           11,894
 *Affiliated Managers Group, Inc.......................      3,500          117,250
 *Affinity Technology Group, Inc.......................      2,900            2,130
 *Aftermarket Technology Corp..........................      5,000           29,531
 *AG Services America, Inc.............................      1,300           21,206
 *Ag-Chem Equipment Co., Inc...........................        900            5,737
 Agco Corp.............................................      8,200          102,500
 *Agribrands International, Inc........................      2,500          103,594
 *AHL Services, Inc....................................      3,400           26,137
 *AHT Corp.............................................      2,700            3,206
 *Air Methods Corp.....................................        800            2,800
 *Airgas, Inc..........................................      8,200           44,075
 *Airtran Holdings, Inc................................     13,100           53,833
 AK Steel Holding Corp.................................      1,024            9,920
 *Akamai Technologies, Inc.............................        536           35,895
 *Akorn, Inc...........................................      4,600           36,872
 *Aksys, Ltd...........................................      3,700           29,022
 Alabama National Bancorporation.......................      1,000           18,937
 Alamo Group, Inc......................................      1,500           17,906
 *Alaris Medical, Inc..................................      8,900           12,794
 *Albany International Corp. Class A...................      6,268           89,711
 *Alcatel SA...........................................      1,532           83,590
 *Alcide Corp..........................................        600            8,175
 *Alexion Pharmaceuticals, Inc.........................      3,000          111,844
 Alfa Corp.............................................      9,900          168,609
 *Algos Pharmaceutical Corp............................      1,900           23,928
 Alico, Inc............................................        700           10,762
 *Align-Rite International, Inc........................        700           14,437
 *Alkermes, Inc........................................      2,200           80,506
 *All American Semiconductor, Inc......................        800            8,300
 Allegiant Bancorp, Inc................................      1,600           14,550
 *Allen Telecom, Inc...................................      7,000          112,000
 Alliance Bancorp......................................      2,600           45,906
 *Alliance Gaming Corp.................................        600              919

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alliance Pharmaceuticals Corp........................     11,700     $    100,547
 *Alliance Semiconductor Corp..........................      6,200          153,450
 *Allied Healthcare Products, Inc......................        800            2,650
 *Allied Holdings, Inc.................................      1,600           10,200
 *Allied Research Corp.................................      1,100            8,525
 *Allin Communications Corp............................      1,500            3,562
 *Allou Health & Beauty Care, Inc. Class A.............      1,300            8,937
 *Alltrista Corp.......................................      1,400           34,387
 *Alpha Microsystems, Inc..............................      2,700           10,378
 *Alpha Technologies Group, Inc........................      1,400           12,206
 *Alphanet Solutions, Inc..............................      1,600            7,400
 Alpharma, Inc. Class A................................      4,000          198,000
 *Alpine Group, Inc....................................      1,380            9,142
 *Alternative Resources Corp...........................      1,600            2,250
 *Alterra Healthcare Corp..............................      1,500            2,906
 *Alyn Corp............................................        700              459
 *Alysis Technologies, Inc.............................        600            1,856
 Ambanc Holding Co., Inc...............................        400            5,787
 *Ambassadors, Inc.....................................      2,000           27,187
 *AMBI, Inc............................................      7,600           21,612
 Amcast Industrial Corp................................        800            6,900
 Amcol International Corp..............................      6,700          111,387
 Amcore Financial, Inc.................................      7,100          138,228
 *Amdocs, Ltd..........................................        223           13,812
 *Amerco, Inc..........................................      2,200           38,569
 *America Services Group, Inc..........................        200            3,200
 *America West Holdings Corp. Class B..................      3,300           58,781
 *American Aircarriers Support, Inc....................      1,800            8,494
 American Bank of Connecticut..........................        500            9,812
 *American Classic Voyages Co..........................      5,200           98,962
 *American Dental Partners, Inc........................      1,500           11,156
 *American Ecology Corp................................      2,700            9,281
 *American Freightways Corp............................      5,300           79,003
 *American Healthcorp, Inc.............................      2,000            8,000
 *American Italian Pasta Co............................      3,600           88,425
 *American Medical Security Group, Inc.................      4,200           27,562
 *American Pacific Corp................................      1,600            9,550
 *American Physicians Services Group, Inc..............        200              616
 *American Retirement Corp.............................      4,300           23,650
 *American Science & Engineering, Inc..................      1,200            6,000
 *American Shared Hospital Services....................      1,000            2,937
 *American Skiing Co...................................      1,500            2,625
 *American Software, Inc. Class A......................      4,500           17,789
 American States Water Company.........................      2,200           65,587
 *American Superconductor Corp.........................      4,800          128,850
 *American Technical Ceramics Corp.....................      1,500           51,375
 *American Wagering, Inc...............................      1,600            5,350
 American Woodmark Corp................................      1,800           34,031
 *American Xtal Technology, Inc........................      4,700          163,912
 *Amerihost Properties, Inc............................      1,000            3,469
 *Ameripath, Inc.......................................      5,400           46,322
 *Amerisource Health Corp..............................      2,500           60,937
 *Ameristar Casinos, Inc...............................      3,000           11,906
 Ameron, Inc...........................................      1,000           36,750
 Amerus Life Holdings, Inc. Class A....................      6,400          127,600
 Ametek, Inc...........................................      8,000          166,500
 *AMF Bowling, Inc.....................................      4,900            4,594
 *AML Communications, Inc..............................      1,600            4,950
                                                            SHARES           VALUE+
                                                            ------           ------
 Ampco-Pittsburgh Corp.................................        900     $      9,956
 *Ampex Corp. Class A..................................     13,200           23,100
 Amplicon, Inc.........................................      1,200           11,925
 *Amrep Corp...........................................      1,400            9,100
 *Amsurg Corp. Class B.................................        900            5,428
 *Amtran, Inc..........................................      1,200           16,987
 Amwest Insurance Group, Inc...........................        200              975
 *Anacomp, Inc.........................................      3,500            9,844
 *Anadigics, Inc.......................................      1,800           62,494
 Analogic Corp.........................................      3,200          115,400
 Analysts International Corp...........................      5,600           45,325
 *Anaren Microwave, Inc................................        600           60,544
 Anchor Bancorp Wisconsin, Inc.........................      5,100           78,891
 Anchor Financial Corp.................................      1,600           43,600
 *Anchor Gaming, Inc...................................      2,400          107,325
 Andover Bancorp, Inc..................................      1,600           46,500
 *Andrea Electronics Corp..............................      3,300           22,275
 *Anesta Corp..........................................      3,300           48,778
 *Angeion Corp.........................................        600              825
 *Anicom, Inc..........................................      5,000           24,766
 *Anika Therapeutics, Inc..............................      2,400            5,925
 *Ann Taylor Stores Corp...............................      7,200          187,200
 *Ansoft Corp..........................................      2,900           25,103
 *AnswerThink Consulting Group, Inc....................      5,200           92,300
 *Ansys, Inc...........................................      4,100           44,972
 *Anthony and Sylvan Pools Corp........................        357            2,927
 *APAC Teleservices, Inc...............................      9,800           86,669
 *Apex, Inc............................................      5,200          188,987
 *Aphton Corp..........................................      3,800           77,662
 Apogee Enterprises, Inc...............................      6,600           26,812
 Applebees International, Inc..........................      1,200           38,587
 *Applica, Inc.........................................      4,600           67,850
 *Applied Analytical Industries, Inc...................      4,300           33,123
 *Applied Digital Solutions, Inc.......................     12,500           40,430
 *Applied Extrusion Technologies, Inc..................      2,900           17,037
 *Applied Films Corp...................................      1,500           34,500
 *Applied Imaging Corp.................................      3,300            8,044
 Applied Industrial Technologies, Inc..................      5,200           90,675
 *Applied Innovation, Inc..............................      3,800           26,244
 *Applied Microsystems Corp............................      1,700            9,456
 *Applied Science & Technology, Inc....................      3,600           73,125
 Applied Signal Technologies, Inc......................      2,100           21,262
 *Applix, Inc..........................................      2,800           16,625
 *Apria Healthcare Group, Inc..........................      2,200           31,625
 *Aquila Biopharmaceuticals, Inc.......................      2,000            4,687
 *Aradigm Corp.........................................      4,300           60,066
 *Arch Capital Group, Ltd..............................      3,400           51,319
 Arch Chemicals, Inc...................................      5,800          100,050
 Arch Coal, Inc........................................      5,700           42,750
 *Arch Communications Group, Inc.......................     15,100           75,972
 Arctic Cat, Inc.......................................      4,400           47,437
 Area Bancshares Corp..................................      3,200           63,700
 Argonaut Group, Inc...................................      3,000           54,187
 *Argosy Gaming Corp...................................      7,100          112,269
 *Arguss Holdings, Inc.................................      3,300           55,069
 *ARI Network Services, Inc............................      1,200            3,712
 *Ariad Pharmaceuticals, Inc...........................      6,100           50,039
 *Ariel Corp...........................................      3,300            8,972
 *ARIS Corp............................................      3,200           11,500
 *Arkansas Best Corp...................................      4,700           51,994
 Arm Financial Group, Inc. Class A.....................      2,000               47
 *Armor Holdings, Inc..................................      5,900           64,531

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Armstrong Holdings, Inc...............................      2,500     $     42,969
 Arnold Industries, Inc................................      5,000           57,344
 *Aronex Pharmaceuticals, Inc..........................      5,700           14,428
 *Arqule, Inc..........................................      3,400           23,375
 *Arrhythmia Research Technology, Inc..................        700            1,225
 Arrow Financial Corp..................................      1,875           28,125
 Arrow International, Inc..............................      5,600          185,850
 *Artesyn Technologies, Inc............................      7,400          162,800
 *Artisan Components, Inc..............................      3,500           27,344
 *Artisoft, Inc........................................      3,800           39,662
 Arvin Industries, Inc.................................      6,500          117,000
 *Ascent Pediatrics, Inc...............................        500              742
 *Asche Transportation Services, Inc...................        300              544
 *Ashworth, Inc........................................      3,400           14,556
 *ASI Solutions, Inc...................................        600            3,825
 *Aspen Technology, Inc................................      5,200          107,087
 *Aspeon, Inc..........................................      2,200           12,272
 Associated Materials, Inc.............................      1,400           21,700
 *Astea International, Inc.............................      3,600            7,931
 *Astec Industries, Inc................................      4,800          124,050
 Astro-Med, Inc........................................        500            2,937
 *Astronics Corp.......................................        700            6,125
 *AstroPower, Inc......................................      2,800           38,587
 *ASV, Inc.............................................      2,400           29,625
 *Asyst Technologies, Inc..............................      1,400           56,306
 *ATG, Inc.............................................      3,500            7,656
 *Atlantic American Corp...............................      2,500            7,812
 *Atlantic Coast Airlines, Inc.........................      4,700          142,909
 *Atlantic Data Services, Inc..........................      3,200           13,200
 *Atlantic Premium Brands, Ltd.........................        600            1,650
 *Atlantis Plastics, Inc...............................        400            2,800
 *ATMI, Inc............................................        800           30,675
 Atmos Energy Corp.....................................      7,900          144,669
 *Atrion Corp..........................................        200            2,375
 *Atrix Labs, Inc......................................      2,900           21,206
 *ATS Medical, Inc.....................................      4,500           44,859
 *Atwood Oceanics, Inc.................................      2,100          114,844
 *Audiovox Corp. Class A...............................      3,400           64,281
 *Ault, Inc............................................      1,100            6,428
 *Aurora Biosciences Corp..............................      4,900          232,291
 *Auspex Systems, Inc..................................      7,000           33,469
 *Autoimmune, Inc......................................      4,200            5,447
 *Autote Corp. Class A.................................      7,300           22,356
 Avado Brands, Inc.....................................      1,200            1,706
 *Avant Corp...........................................      9,800          153,431
 *Avant Immunotherapeutics, Inc........................     12,500           60,937
 *Avatar Holdings, Inc.................................      2,100           41,541
 Avert, Inc............................................        800           15,775
 *Avi Biopharma, Inc...................................      4,100           40,231
 *Aviall, Inc..........................................      2,800           15,050
 *Avid Technology, Inc.................................      6,100           61,381
 *Avigen, Inc..........................................      3,800          113,525
 *Aviron...............................................      4,900          119,284
 *Avis Group Holdings, Inc.............................      3,100           59,675
 Avista Corp...........................................      7,600          170,050
 Avnet, Inc............................................         67            4,636
 *AVT Corporation......................................      7,900           71,470
 *Avteam, Inc. Class A.................................      2,700            5,358
 *Aware, Inc...........................................      2,200           97,831
 *Axent Technologies, Inc..............................      7,200          131,625
 *Axsys Technologies, Inc..............................        800           11,750
 *Axys Pharmaceuticals, Inc............................      8,700           33,712
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aztar Corp...........................................     10,900     $    138,975
 Aztec Manufacturing Co................................      1,200           19,200
 *Bacou USA, Inc.......................................      3,500           69,125
 Badger Meter, Inc.....................................        500           15,875
 Bairnco Corp..........................................      2,000           14,375
 Baker (J.), Inc.......................................      3,500           22,312
 *Baker (Michael) Corp.................................      1,700           11,050
 *Balanced Care Corp...................................      3,300            5,569
 Balchem Corp..........................................      1,200           12,225
 Baldor Electric Co....................................      9,000          168,750
 Baldwin & Lyons, Inc. Class B.........................      1,100           19,937
 *Baldwin Technology, Inc. Class A.....................      1,500            3,187
 *Ballantyne Omaha, Inc................................      3,100            7,556
 *Bally Total Fitness Holding Corp.....................      6,000          138,375
 Bancfirst Ohio Corp...................................        700           10,872
 *Bancinsurance Corp...................................        600            2,475
 Bancorp Connecticut, Inc..............................        500            7,344
 Bandag, Inc...........................................      1,100           27,294
 Bandag, Inc. Class A..................................      1,200           27,300
 Bangor Hydro-Electric Co..............................      1,800           26,775
 Bank of Granite Corp..................................      2,200           42,900
 Bank of The Ozarks....................................        500            8,344
 *Bank Plus Corp.......................................      2,900            8,066
 *Bank United Financial Corp. Class A..................      4,500           28,969
 Bank West Financial Corp..............................        600            3,862
 BankAtlantic Bancorp, Inc. Class A....................        150              572
 BankAtlantic Bancorp, Inc. Class B....................      1,300            7,434
 *BankFirst Corp.......................................      2,300           18,112
 *Banknorth Group, Inc.................................      2,737           38,232
 Banta Corp............................................      6,600          122,100
 Barnes Group, Inc.....................................      4,700           78,431
 *Barnett, Inc.........................................      4,100           38,822
 *Barra, Inc...........................................      3,500          150,828
 *Barrett Business Services, Inc.......................        700            3,894
 *Barringer Technologies, Inc..........................      1,700           10,466
 *Basin Exploration, Inc...............................      3,700           61,512
 Bassett Furniture Industries, Inc.....................      3,000           36,656
 *Battle Mountain Gold Co..............................     26,200           50,762
 Bay State Bancorp, Inc................................        500            9,187
 *Baycorp Holdings, Ltd................................      1,200            9,750
 *Bayou Steel Corp. Class A............................      2,700            6,075
 *Be Aerospace, Inc....................................      6,200           42,819
 Beauticontrol Cosmetics, Inc..........................        700            2,516
 *Beazer Homes USA, Inc................................      1,200           22,050
 *bebe stores, inc.....................................      4,800           42,750
 *BEI Electronics, Inc.................................      1,900            2,523
 BEI Technologies, Inc.................................      1,900           33,725
 *Bel Fuse, Inc. Class A...............................        700           12,731
 *Belco Oil & Gas Corp.................................      7,900           61,719
 Belden, Inc...........................................      6,100          166,987
 *Bell and Howell Co...................................      2,900           62,169
 Bell Industries, Inc..................................        600            1,575
 *Bell Microproducts, Inc..............................      2,300           29,756
 *Bellwether Exploration Co............................      3,500           29,805
 *Benchmark Electronics, Inc...........................      4,100          139,400
 *Bentley Pharmaceuticals, Inc.........................      2,700           17,212
 *Benton Oil & Gas Co..................................      7,400           20,350
 Bergen Brunswig Corp. Class A.........................     13,500           70,031
 *Beringer Wine Estates Holdings, Inc..................      2,200           83,669
 Berry Petroleum Corp. Class A.........................      5,300           83,144
 *Beverly Enterprises..................................     12,300           36,900
 BHA Group Holdings, Inc. Class A......................        500            5,062

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *BI, Inc..............................................      1,200     $      6,375
 *Big City Radio, Inc..................................      1,200            5,475
 Big Dog Holdings, Inc.................................      1,200            5,400
 *Billing Information Concepts Corp....................     10,600           49,191
 Bindley Western Industries, Inc.......................      8,466          161,383
 *BindView Development Corp............................     11,600           81,019
 *Bio Technology General Corp..........................     10,800          113,737
 *Bio Vascular, Inc....................................      1,800            5,231
 *Bioanalytical Systems, Inc...........................        400            1,050
 *Biocryst Pharmaceuticals, Inc........................      4,200           98,700
 *Bio-Logic Systems Corp...............................        800            4,650
 *Biomatrix, Inc.......................................      5,800          107,662
 *Bionova Holdings Corp................................      4,100            8,200
 *Bionx Implants, Inc..................................      2,200            4,812
 *Bio-Rad Laboratories, Inc. Class A...................      2,500           57,969
 *BioReliance Corp.....................................      2,000           10,062
 *Biosite Diagnostics, Inc.............................      3,300           74,559
 *Biosource International, Inc.........................      2,000           13,625
 *Biospecifics Technologies Corp.......................      1,100            2,991
 *Biospherics, Inc.....................................      2,500           15,469
 *BioTransplant, Inc...................................      2,900           17,400
 Birmingham Steel Corp.................................      1,900            7,362
 *Bitstream, Inc.......................................      1,800            9,281
 *Black Hawk Gaming & Development, Inc.................        400            2,737
 Black Hills Corp......................................      5,400          129,262
 Blair Corp............................................      2,100           40,425
 Blanch (E.W.) Holdings, Inc...........................      3,300           84,769
 *BLC Financial Services, Inc..........................      2,000            3,750
 Block Drug Co., Inc. Class A..........................      3,451           95,550
 *Blonder Tongue Laboratories, Inc.....................      1,500           10,312
 *Blount International, Inc............................      7,700          105,394
 *Blue Rhino Corp......................................      1,700           14,609
 *Blue Wave Systems, Inc...............................      3,900           43,022
 *Bluegreen Corp.......................................      6,300           19,687
 BMC Industries, Inc...................................      6,800           25,925
 Bob Evans Farms, Inc..................................      3,300           44,756
 *Boca Research, Inc...................................      2,900           15,769
 *Boca Resorts, Inc....................................     10,100           87,112
 *Bogen Communications International, Inc..............      1,300            8,084
 *BOK Financial Corp...................................      1,442           23,342
 *Bolder Technologies Corp.............................      1,400            8,028
 *Bolt Technology Corp.................................      1,300            5,850
 *Bombay Co., Inc......................................      4,400           14,025
 *Bone Care International, Inc.........................        700           13,759
 *Bon-Ton Stores, Inc..................................      2,500            5,586
 *Books-a-Million, Inc.................................      3,400           11,581
 *Boron, Lepore and Associates, Inc....................      3,100           23,734
 Boston Acoustics, Inc.................................      1,000           10,625
 *Boston Beer Company, Inc. Class A....................      3,300           28,050
 *Boston Biomedical, Inc...............................      1,000            3,656
 *Boston Communications Group, Inc.....................      4,200           43,181
 Boston Private Financial Holdings, Inc................      1,700           16,681
 Bostonfed Bancorp, Inc................................        500            6,562
 *Boundless Corp.......................................      1,100            7,837
 Bowne & Co., Inc......................................      9,000           90,562
 *Boyd Gaming Corp.....................................     15,600           77,025
 *Bradley Pharmaceuticals, Inc. Class A................      2,000            2,219
 Brady (W.H.) Co. Class A..............................      5,200          156,650
                                                            SHARES           VALUE+
                                                            ------           ------
 *Brass Eagle, Inc.....................................      1,400     $      6,825
 *Brauns Fashions Corp.................................      1,350           30,037
 *Bridgestreet Accomodations, Inc......................      2,000            5,500
 Bridgford Foods Corp..................................      1,000           10,594
 *Brigham Exploration Co...............................      1,400            3,675
 *Brightpoint, Inc.....................................     12,100          140,662
 *BrightStar Information Technology Group, Inc.........      2,200            8,525
 *Brilliant Digital Entertainment, Inc.................      3,600           20,700
 *Brio Technology, Inc.................................      1,400           19,950
 *Britesmile, Inc......................................      5,900           43,697
 *Broadvision, Inc.....................................      2,079           74,519
 *Brookdale Living Communities.........................      2,300           31,337
 Brookline Bancorp, Inc................................      6,900           67,491
 *Brooks Automation, Inc...............................      1,300           51,837
 *Brookstone, Inc......................................      2,000           28,375
 *Brooktrout Technology, Inc...........................      3,000           67,687
 *Brown & Sharpe Manufacturing Co. Class A.............      1,200            2,700
 *Brown (Tom), Inc.....................................      7,000          152,687
 Brown and Brown, Inc..................................      3,400          158,525
 *Brunswick Technologies, Inc..........................      1,000            8,781
 Brush Wellman, Inc....................................      4,100           71,494
 BSB Bancorp, Inc......................................      2,600           49,644
 BT Financial Corp.....................................      3,300           57,131
 *BTG, Inc.............................................      1,800           14,625
 *BTU International, Inc...............................      1,400           12,119
 *Buckeye Technology, Inc..............................      8,800          167,750
 *Buckle, Inc..........................................      5,400           73,237
 *Buffets, Inc.........................................      8,300           96,228
 *Building Materials Holding Corp......................      3,200           29,700
 *Bull Run Corp. GA....................................      3,400            9,722
 Burlington Coat Factory Warehouse Corp................     11,600          147,175
 *Burlington Industries, Inc...........................     10,300           34,119
 *Burns International Services Corp....................      5,000           58,125
 *Bush Boake Allen, Inc................................      4,800          156,600
 Bush Industries, Inc. Class A.........................      2,500           42,656
 *Business Resource Group..............................      1,300            8,084
 *Butler International, Inc............................      2,350           19,241
 Butler Manufacturing Co...............................      1,700           37,931
 *BYL Bancorp..........................................        600            6,169
 C & D Technologies, Inc...............................      1,900          137,750
 *C.P. Clare Corp......................................      2,400           15,750
 *Cable Design Techologies Corp........................      4,200          116,287
 Cabot Oil & Gas Corp. Class A.........................      6,200          154,612
 *Cache, Inc...........................................      1,800            6,750
 *Caci International, Inc. Class A.....................      2,800           55,212
 *Cadiz, Inc...........................................      7,000           47,250
 Cadmus Communications Corp............................      1,400           12,162
 *Cal Dive International, Inc..........................      3,100          142,697
 Calgon Carbon Corp....................................      9,700           63,656
 *Caliber Learning Network, Inc........................      2,400            6,525
 *Calico Commerce, Inc.................................        121            1,486
 *California Amplifier, Inc............................      3,000           67,594
 *California Coastal Communities, Inc..................      2,500           14,297
 *California Micro Devices Corp........................      2,600           36,806
 California Water Service Group........................      3,200           74,600
 *Callon Petroleum Co..................................      2,400           36,600
 Cal-Maine Foods, Inc..................................      1,800            6,019
 *Calton Inc...........................................      5,400            7,087
 Cambrex Corp..........................................      2,500          105,312

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cambridge Heart, Inc.................................      3,500     $      8,641
 *Cambridge Technology Partners, Inc...................      2,500           20,000
 Camco Financial Corp..................................      1,400           12,600
 *Cameron Ashley Building Products, Inc................      1,800           32,512
 Cameron Financial Corp................................        100            1,178
 *Candela Laser Corp...................................      2,750           27,930
 *Candies, Inc.........................................      1,700            2,311
 *Cannondale Corp......................................      1,900           13,656
 *Cantel Industries, Inc. Class B......................        400            2,625
 *Canterbury Information Technology, Inc...............      2,400            6,375
 *Capital Corp. of the West............................        500            4,906
 *Capital Crossing Bank................................        500            5,125
 *Capital Pacific Holdings, Inc........................      2,800            7,700
 *Capital Senior Living Corp...........................        800            1,900
 Capitol Bancorp, Ltd..................................      1,700           19,125
 Capitol Transamerica Corp.............................      1,000           11,250
 Caraustar Industries, Inc.............................      5,100           84,309
 *Carbide/Graphite Group, Inc..........................      2,100            8,991
 Carbo Ceramics, Inc...................................      2,900           90,625
 *Cardima, Inc.........................................      3,300            4,022
 *Cardiotech International, Inc........................      1,300            1,869
 *Caredata.com, Inc....................................        800            3,200
 *Career Education Corp................................      2,000           79,875
 *CareerEngine Network, Inc............................        500              906
 *Carey International, Inc.............................        900            8,353
 *Caribiner International, Inc.........................      2,300            1,725
 *Carmike Cinemas, Inc. Class A........................        900            4,781
 Carpenter Technology Corp.............................      3,900           80,681
 *Carreker-Antinori, Inc...............................      4,600           50,025
 *Carriage Services, Inc. Class A......................        900            2,587
 *Carrington Laboratories, Inc.........................      1,900            4,216
 *Carrizo Oil & Gas, Inc...............................      2,600           16,372
 *Carson, Inc..........................................      2,000            8,125
 Carter-Wallace, Inc...................................      8,200          164,000
 Cascade Corp..........................................      2,900           32,625
 Cascade Natural Gas Corp..............................      2,800           49,700
 Casey's General Stores, Inc...........................     10,500          124,031
 Cash America International, Inc.......................      6,300           64,575
 *Casino Data Systems..................................      4,600           20,341
 *Castle & Cooke, Inc..................................      4,300           80,087
 Castle (A.M.) & Co....................................      3,500           43,531
 *Castle Dental Centers, Inc...........................        600            1,462
 Castle Energy Corp....................................      1,400            8,466
 *Catalina Lighting, Inc...............................      1,400            5,600
 *Catalyst International, Inc..........................      2,000           12,500
 *Catalytica, Inc......................................      6,500           61,547
 Cathay Bancorp, Inc...................................        600           27,356
 Cato Corp. Class A....................................      5,600           69,475
 Catskill Financial Corp...............................        900           14,850
 Cavalier Homes, Inc...................................      3,600            5,400
 CBRL Group, Inc.......................................      7,500          108,516
 CCBT Financial Companies, Inc.........................      1,700           25,022
 *CCC Information Services Group, Inc..................      5,500           54,312
 *C-COR Electronics, Inc...............................      1,200           26,437
 *CDI Corp.............................................      4,800          103,500
 *CDNOW/N2K, Inc.......................................      8,200           24,344
 *Celadon Group, Inc...................................      1,600           21,650
 *Celeris Corporation..................................        300              830
 *Celeritek, Inc.......................................        500           24,047
 *Cell Genesys, Inc....................................      2,900           51,928
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cell Therapeutics, Inc...............................      5,300     $     87,119
 *Cellegy Pharmaceuticals, Inc.........................      3,000           14,531
 *Cellstar Corp........................................     15,000           41,484
 *Cellular Technical Services..........................        500            3,656
 *Cel-Sci Corp.........................................      1,300            3,900
 *Centennial Bancorp...................................      2,200           18,906
 *Centennial Cellular Corp.............................      4,500           71,437
 *CenterSpan Communication Corp........................      1,100           15,572
 Centex Construction Products, Inc.....................      3,800          114,000
 *Centigram Communications Corp........................      1,200           22,537
 Central Bancorp, Inc..................................        100            1,628
 *Central Garden & Pet Co..............................      1,600           18,250
 Central Parking Corp..................................      5,000          131,562
 Central Vermont Public Service Corp...................      2,300           25,156
 Centura Banks, Inc....................................      2,250           97,312
 Century Aluminum Co...................................      5,100           52,116
 Century South Banks, Inc..............................      2,700           53,325
 *Cephalon, Inc........................................      1,000           51,687
 *Ceradyne, Inc........................................      2,000           16,500
 *Ceres Group, Inc.....................................      2,700           16,031
 *Cerner Corp..........................................      4,000           91,125
 *Cerprobe Corp........................................      2,400           29,700
 *Cerus Corp...........................................      2,500           97,031
 *CFM Technologies, Inc................................      1,600           12,500
 CFW Communications Co.................................      3,300          124,884
 CH Energy Group, Inc..................................      3,400          109,437
 *Chad Therapeutics....................................      1,000              875
 *Champion Enterprises, Inc............................      5,000           28,437
 Champion Industries, Inc..............................      1,900            5,403
 *Championship Auto Racing Teams, Inc..................      3,100           60,644
 *Champps Entertainment, Inc...........................      2,900           11,328
 *Charles and Colvard, Ltd.............................      1,800           11,137
 *Charles River Associates, Inc........................      2,200           39,394
 *Charming Shoppes, Inc................................     24,700          145,884
 *Chart House Enterprises, Inc.........................      2,900           15,406
 Chart Industries, Inc.................................      6,000           26,250
 *Chase Industries, Inc................................      1,800           16,650
 *Chattem, Inc.........................................      2,400           28,650
 *Chaus (Bernard), Inc.................................      2,400            1,950
 *Check Technology Corp................................      1,200            6,112
 *Checkpoint System, Inc...............................      7,500           59,531
 *Cheesecake Factory, Inc..............................      5,000          198,906
 Chemed Corp...........................................      2,600           78,812
 *Chemfab Corp.........................................        150            1,500
 Chemfirst, Inc........................................      4,600           96,025
 Chemical Financial Corp...............................      3,570           98,844
 *Cherokee, Inc........................................      2,100           15,028
 *Cherry Corp..........................................      2,500           50,312
 *Chesapeake Biological Laboratories, Inc. Class A.....        600            1,556
 Chesapeake Corp.......................................      3,500          114,406
 *Chesapeake Energy Corp...............................     17,700          101,775
 Chesapeake Utilities Corp.............................      1,300           22,994
 *Chicos Fas, Inc......................................      3,100           56,091
 *Children's Comprehensive Services, Inc...............      1,400            3,150
 *Children's Place Retail Stores, Inc..................      6,400          122,400
 Chiquita Brands International, Inc....................      6,600           25,987
 *Chirex, Inc..........................................      3,700           64,287
 Chittenden Corp.......................................      1,421           39,344
 *Choicepoint, Inc.....................................      2,625          106,148

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cholestech Corp......................................      3,000     $     22,500
 *ChromaVision Medical Systems, Inc....................      3,900           41,925
 *Chromcraft Revington, Inc............................      1,900           21,137
 *Chronimed, Inc.......................................      2,400           15,750
 Church & Dwight Co., Inc..............................      9,700          176,419
 Churchill Downs, Inc..................................      2,500           56,406
 *Chyron Corp..........................................      8,000           20,000
 CICOR International, Inc..............................        750            7,922
 *CIDCO, Inc...........................................      3,400           10,412
 *Cima Laboratories, Inc...............................      2,700           39,741
 *Ciprico, Inc.........................................      1,200           12,975
 Circle International, Inc.............................      4,400           83,187
 *Circuit City Stores, Inc. (Carmax Group).............      2,400            6,450
 *Circuit Systems, Inc.................................        400              381
 *Cirrus Logic, Inc....................................      5,100           88,772
 *Citadel Holding Corp. Class A........................        560            1,750
 *Citation Computer System, Inc........................      1,000            3,609
 *Citation Holding Corp. Class B.......................        140              437
 *Citizens, Inc. Class A...............................      4,940           30,257
 City Holding Co.......................................      4,200           41,737
 City National Corp....................................        153            5,967
 *Civic Bancorp........................................        900           12,628
 CKE Restaurants, Inc..................................      4,600           15,237
 Clarcor, Inc..........................................      6,100          107,894
 *Clark/Bardes Holdings, Inc...........................      1,900           27,906
 *Clean Harbors, Inc...................................      1,000            1,844
 *click2learn.com, Inc.................................      4,200           50,137
 *ClickAction, Inc.....................................      2,600           33,881
 *Clintrials Research, Inc.............................      4,600           14,878
 *Closure Medical Corp.................................      3,300           55,584
 *CMG Information Services, Inc........................         11              526
 CMP Media Group, Inc..................................      1,300           37,700
 CNA Surety Corp.......................................      8,700          108,750
 CNBT Bancshares, Inc..................................        900           11,025
 *CNS, Inc.............................................      2,900           11,600
 Coachmen Industries, Inc..............................      3,900           46,556
 *Coast Dental Services, Inc...........................      1,300            2,661
 *Coast Distribution System............................        400              850
 Coastal Bancorp, Inc..................................      1,600           24,100
 *Coastcast Corp.......................................      1,500           28,687
 *Cobalt Group, Inc....................................      4,200           27,300
 *Cobra Electronic Corp................................      1,600            8,800
 Coca-Cola Bottling Co. Consolidated...................      1,200           58,462
 *Coeur d'Alene Mines Corp. ID.........................      9,300           22,669
 *Cognitronics Corp....................................        500            5,125
 *Coherent, Inc........................................      3,600          202,725
 *Cohesion Technologies, Inc...........................        800            8,450
 Cohu, Inc.............................................      3,000          106,125
 *Coinmach Laundry Corp................................      2,500           33,828
 *Coinstar, Inc........................................      5,100           47,255
 Cold Metal Products, Inc..............................        600            2,250
 *Coldwater Creek, Inc.................................      2,300           52,828
 *Cole (Kenneth) Productions, Inc. Class A.............        750           25,078
 Cole National Corp. Class A...........................      2,500           15,781
 *Collagenex Pharmaceuticals, Inc......................      2,200           22,069
 *Collateral Therapeutics, Inc.........................      3,300           76,519
 *Collins & Aikman Corp................................     15,400           91,437
 Collins Industries, Inc...............................      1,500            7,125
 Colorado Business Bankshares, Inc.....................        700            9,122
 *Colorado Medtech, Inc................................      3,000           15,094
                                                            SHARES           VALUE+
                                                            ------           ------
 *Columbia Banking System, Inc.........................      2,300     $     25,084
 *Columbia Laboratories, Inc...........................      7,300           69,350
 *Columbia Sportswear Co...............................      6,300          165,769
 *Columbus Energy Corp.................................        300            2,100
 Columbus McKinnon Corp................................      3,700           51,106
 *Com21, Inc...........................................      5,500          108,797
 *Comarco, Inc.........................................        200            5,756
 *Comdial Corp.........................................      2,300           21,023
 *Comfort Systems USA, Inc.............................      3,700           22,431
 *Command Systems, Inc.................................      1,500            2,766
 Commercial Bank of New York...........................      1,300           15,437
 Commercial Metals Co..................................      1,400           36,837
 Commonwealth Bancorp, Inc.............................      2,600           30,062
 Commonwealth Industries, Inc..........................      3,300           20,316
 Communications Systems, Inc...........................      1,700           23,269
 Community Bank System, Inc............................      1,400           31,850
 Community Financial Corp..............................        400            4,475
 Community Financial Group, Inc........................        100            1,312
 Community First Bankshares, Inc.......................      1,700           28,209
 Community Savings Bankshares, Inc.....................      2,000           21,125
 Community Trust Bancorp, Inc..........................      2,475           35,810
 Community West Bancshares.............................        500            3,062
 *Compass Bancshares, Inc..............................        697           14,158
 *Competitive Technologies, Inc........................      1,500           18,000
 *Complete Business Solutions, Inc.....................      3,700           83,481
 *Comptek Research, Inc................................      1,200           20,475
 *Compucom Systems, Inc................................     12,100           29,116
 *Computer Horizons Corp...............................      8,300           92,856
 *Computer Learning Centers, Inc.......................      1,100            1,066
 *Computer Motion, Inc.................................      1,700           13,016
 *Computer Network Technology Corp.....................      6,000           74,812
 *Computer Outsourcing Services, Inc...................      1,200           18,150
 *Computer Sciences Corp...............................        127           12,184
 Computer Task Group, Inc..............................        500            3,594
 *Computrac, Inc.......................................      1,300            1,219
 *Computron Software, Inc..............................      6,100           12,200
 CompX International, Inc..............................      1,200           22,650
 *Comshare, Inc........................................      2,200            8,387
 *Comstock Resources, Inc..............................      6,300           47,250
 *Comtech Telecommunications Corp......................      1,800           22,781
 *Conceptus, Inc.......................................      1,900            9,322
 *Concord Camera Corp..................................      5,500           93,328
 *Concord Communications, Inc..........................      4,000           99,000
 *Concurrent Computer Corp.............................     13,400          114,319
 *Condor Technology Solutions, Inc.....................      1,200              506
 *Cone Mills Corp. NC..................................      4,300           24,725
 *Congoleum Corp. Class A..............................      1,100            3,437
 *Conmed Corp..........................................      3,800           91,556
 Connecticut Water Services, Inc.......................      1,200           32,812
 *Connitics Corp.......................................      5,700           50,231
 *Conrad Industries, Inc...............................      1,000            5,719
 *Consolidated Delivery and Logistics, Inc.............      1,500            2,625
 *Consolidated Freightways Corp........................      5,400           24,637
 *Consolidated Graphics, Inc...........................      3,200           33,200
 *Consolidated Products, Inc...........................      5,800           57,637
 Consolidated Tokoma Land Co...........................      1,600           19,000
 *Cooker Restaurant Corp...............................        500            1,187
 Cooper Companies, Inc.................................      3,500          120,750
 *CoorsTek, Inc........................................      1,775           57,244
 *Copart, Inc..........................................      4,400           77,687
 *Copytele, Inc........................................      8,400           14,437

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cordiant Communications Group P.L.C. ADR.............        519     $      9,958
 *Core Materials Corp..................................      1,000            1,562
 *Core, Inc............................................      1,300            7,475
 *Corixa Corp..........................................      5,200          165,262
 *Cornell Corrections, Inc.............................        900            6,525
 Corning, Inc..........................................      1,931          373,528
 *Correctional Services Corp...........................      1,100            4,847
 *Corrpro Companies, Inc...............................      1,900            7,125
 *Corsair Communications, Inc..........................      4,400           99,275
 Corus Bankshares, Inc.................................      2,900           71,956
 *Corvas International, Inc............................      5,300           33,456
 *Corvel Corp..........................................        800           21,850
 *Cost Plus, Inc.......................................      3,050           88,927
 *CoStar Group, Inc....................................      3,000           62,812
 *Cotelligent Group, Inc...............................      3,700           16,881
 Cotton States Life Insurance Co.......................      1,300           10,725
 *Coulter Pharmaceutical, Inc..........................      4,300           79,953
 *Covance, Inc.........................................     14,300          101,887
 *Covenant Transport, Inc. Class A.....................      1,400           14,394
 *Coventry Health Care, Inc............................     11,800          139,756
 *Covol Technologies, Inc..............................      1,700            2,603
 *Coyote Network Systems, Inc..........................      1,600            9,550
 CPAC, Inc.............................................      1,500           10,312
 CPB, Inc..............................................      1,800           42,300
 *C-Phone Corp.........................................      2,200            2,269
 CPI Corp..............................................      1,800           40,162
 Craftmade International, Inc..........................      1,300            6,378
 *Craig Corp...........................................        300            1,219
 Crawford & Co. Class A................................      1,600           16,700
 Crawford & Co. Class B................................      2,600           30,550
 *Cray, Inc............................................      7,900           27,527
 *Creative Biomolecules, Inc...........................      9,600           49,050
 *Creative Computers, Inc..............................      2,600           12,025
 *Credence Systems Corp................................      2,000          109,250
 *Credit Acceptance Corp...............................      3,900           21,694
 *Credit Management Solutions..........................      1,500            6,141
 *Creditrust Corp......................................      2,600            1,341
 *Crescent Operating, Inc..............................      1,100            1,616
 *Cross (A.T.) Co. Class A.............................      3,700           22,662
 Cross Timbers Oil Co..................................      5,600          113,750
 *Crossman Communities, Inc............................      2,300           40,753
 *Crosswalk.com, Inc...................................      1,900            4,631
 *Crown Central Petroleum Corp. Class A................      1,200           10,875
 *Crown Central Petroleum Corp. Class B................      1,000            9,062
 Crown Crafts, Inc.....................................        600              862
 *Crown Vantage, Inc...................................      1,000              234
 *Crown-Andersen, Inc..................................        100              462
 *Crusader Holding Corp................................      1,000            8,062
 *Cryolife, Inc........................................      2,900           49,844
 *CSK Auto Corp........................................      5,500           82,500
 *CT Communications, Inc...............................        900           28,687
 *CTB International Corp...............................      2,400           15,637
 *CTC Communications Group, Inc........................      3,150           78,159
 CTG Resources, Inc....................................      2,200           86,625
 CTS Corp..............................................        200           11,037
 Cubic Corp............................................      2,200           44,000
 *Cubist Pharmaceuticals, Inc..........................      4,100          117,619
 *Cumulus Media, Inc. Class A..........................      6,400           73,200
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cunningham Graphics International, Inc...............        500     $     10,953
 *CUNO, Inc............................................      3,300           91,781
 *CuraGen Corp.........................................      2,200           66,275
 *Curative Health Services, Inc........................      2,400           12,937
 Curtiss-Wright Corp...................................      2,000           69,625
 *Cuseeme Networks, Inc................................      2,100           18,900
 *Cutter & Buck, Inc...................................      2,600           26,162
 *CV Therapeutics, Inc.................................      3,600          149,062
 CVB Financial Corp....................................      4,900           75,337
 *CVF Technologies Corp................................      1,700            4,037
 *Cyanotech Corp.......................................      2,800            3,719
 *Cybercash, Inc.......................................      6,200           26,737
 *Cyberian Outpost, Inc................................      5,900           25,075
 *Cyberonics, Inc......................................      4,500           80,016
 *Cyberoptics Corp.....................................      1,300           48,466
 *Cybersource Corp.....................................      6,400           91,400
 *Cybex Corp...........................................      1,950           65,691
 *Cygnus, Inc..........................................      6,400           51,600
 *Cylink Corp..........................................      7,400          102,212
 *Cymer, Inc...........................................        900           28,434
 *Cyrk, Inc............................................      3,100           17,825
 *Cytogen Corp.........................................     17,900           71,880
 *Cytrx Corp...........................................      1,900            2,078
 *Cytyc Corp...........................................      1,400           70,219
 *D A Consulting Group, Inc............................      1,300            2,864
 Dain Rauscher Corp....................................        400           23,850
 *Daisytek International Corp..........................      4,300           43,537
 *Daktronics, Inc......................................      1,800           16,341
 *Dal-Tile International, Inc..........................     10,900           98,781
 *Damark International, Inc. Class A...................      1,600           30,150
 *Dan River, Inc. (GA) Class A.........................      4,300           21,500
 *Danielson Holding Corp...............................      3,500           16,625
 *Daou Systems, Inc....................................      3,500            4,922
 *Darling International, Inc...........................        600              712
 *Data Broadcasting Corp...............................      8,600           39,372
 *Data Dimensions, Inc.................................      2,700            4,894
 *Data I/O Corp........................................      1,800            6,750
 *Data Race, Inc.......................................      5,700           25,116
 *Data Systems & Software, Inc.........................      1,500            6,750
 *Dataram Corp.........................................      1,650           29,391
 Datascope Corp........................................      3,800          142,856
 *Datastream Systems, Inc..............................      4,900           49,612
 *DataTRAK International, Inc..........................        600            3,262
 *Dataware Technologies, Inc...........................      2,000            5,312
 *Datawatch Corp.......................................      2,300            4,636
 *Datron Systems, Inc..................................        300            3,478
 *Datum, Inc...........................................        300            4,669
 *Dave and Busters, Inc................................      1,200            8,250
 *Davel Communications, Inc............................      1,600            2,775
 *Davox Corp...........................................      2,900           60,447
 *Daw Technologies, Inc................................      2,500            3,008
 *Dawson Geophysical Co................................      1,100           10,691
 *Daxor Corp...........................................        900           11,025
 *Dayton Superior Corp. Class A........................      1,200           30,600
 Deb Shops, Inc........................................      2,600           32,256
 *Deckers Outdoor Corp.................................      1,800            6,075
 Decorator Industries, Inc.............................        300            1,462
 *Del Global Technologies Corp.........................      1,500           12,562
 *Del Monte Foods Co...................................      7,000           59,500
 *Delco Remy International, Inc........................      3,300           24,956
 *Delia's, Inc.........................................      3,000            7,500

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Delphi Financial Group, Inc. Class A.................      2,900     $     97,150
 Delta Woodside Industries, Inc........................      2,300            5,175
 *Deltek Systems, Inc..................................      4,200           45,019
 Deltic Timber Corp....................................      3,100           66,262
 *Denali, Inc..........................................      1,100            2,320
 *Dendrite International, Inc..........................        250            6,273
 *Dense-Pac Microsystems, Inc..........................      4,800           27,300
 *Department 56, Inc...................................      1,400           12,512
 *DepoMed, Inc.........................................      1,800            6,750
 *Detection Systems, Inc...............................      1,300           12,837
 Detroit Diesel Corp...................................      2,300           36,225
 Dexter Corp...........................................      1,500           64,875
 *Diacrin, Inc.........................................      4,300           29,294
 Diagnostic Products Corp..............................      2,700           84,037
 *Diametrics Medical, Inc..............................      6,500           46,922
 *Dianon Systems, Inc..................................      1,400           29,312
 *Diedrich Coffee, Inc.................................      2,500            6,172
 *Digene Corp..........................................      3,100           92,225
 *Digi International, Inc..............................      3,800           19,594
 *Digital Biometrics, Inc..............................      3,600           12,712
 *Digital Courier Technologies, Inc....................      1,000            4,406
 *Digital Generation Systems, Inc......................      7,000           31,937
 *Digital Lightwave, Inc...............................      2,700          148,331
 *Digital Power Corp...................................        200              575
 *Digital River, Inc...................................      5,400           61,087
 Dime Community Bancorp, Inc...........................      3,100           50,375
 Dimon, Inc............................................      3,700            8,325
 *Diodes, Inc..........................................      1,500           40,875
 *Dionex Corp..........................................      1,800           63,450
 *Dispatch Management Services Corp....................      1,200            1,500
 *Display Technologies, Inc............................      2,000            5,437
 *Diversified Corporate Resources, Inc.................        200              550
 *Dixie Group, Inc.....................................        700            2,494
 *Dixon Ticonderoga Co.................................        300            1,106
 *DocuCorp International, Inc..........................      3,100           14,580
 *Document Sciences Corp...............................      2,200            4,606
 *Documentum, Inc......................................      1,700           93,872
 *Dollar Thrifty Automotive Group, Inc.................      4,800           86,400
 Donegal Group, Inc....................................      1,000            6,953
 *Donna Karan International, Inc.......................      3,200           22,600
 Donnelly Corp. Class A................................      1,100           15,881
 *Dot Hill Systems Corp................................      6,040           52,850
 Dover Downs Entertainment, Inc........................      2,200           25,987
 Downey Financial Corp.................................      5,600          166,600
 *Dress Barn, Inc......................................      3,900           82,997
 *Drew Industries, Inc.................................      1,100            7,700
 *Drexler Technology Corp..............................      2,000           23,000
 Dreyer's Grand Ice Cream, Inc.........................      5,500          116,703
 *Dril-Quip, Inc.......................................      3,400          146,625
 *DRS Technologies, Inc................................      2,400           27,300
 *Drug Emporium, Inc...................................      2,600            2,966
 *Dryclean USA, Inc....................................      1,400            2,275
 *Drypers Corp.........................................      1,800            3,234
 *DSET Corp............................................      2,700           51,131
 *DSP Group, Inc.......................................      1,000           44,594
 DT Industries, Inc....................................      1,500           15,094
 *DualStar Technologies Corp...........................      2,700           11,053
 *Duane Reade, Inc.....................................      4,400          131,725
 *Duckwall-Alco Stores, Inc............................      1,000            8,625
 *Ducommun, Inc........................................      1,900           21,256
 *Dunn Computer Corp...................................      1,900            3,652
 *DuPont Photomasks, Inc...............................      1,000           57,531
                                                            SHARES           VALUE+
                                                            ------           ------
 *Dura Automotive Systems, Inc.........................      1,300     $     15,478
 *Dura Pharmaceuticals, Inc............................     11,100          130,078
 *Duramed Pharmaceuticals, Inc.........................      5,900           30,422
 *DVI, Inc.............................................      3,600           51,750
 *Dwyer Group, Inc.....................................      1,800            4,500
 *Dyersburg Corp.......................................        500              102
 *Dynamic Healthcare Technologies, Inc.................      1,900            2,078
 *Dynamics Research Corp...............................      1,500           10,594
 *E Com Ventures, Inc..................................      1,500            4,547
 *e.spire Communications, Inc..........................     13,000           49,359
 Eagle Bancshares, Inc.................................        900           10,519
 *Eagle Point Software Corp............................        400            1,850
 Earthgrains Co........................................     10,600          174,900
 *EarthShell Corp......................................     25,000          100,781
 East West Bancorp, Inc................................      4,700           57,722
 *Eateries, Inc........................................        500            1,844
 *ECC International Corp...............................      2,100            6,300
 *Echelon Corp.........................................      5,000          268,750
 *Eclipse Surgical Technologies, Inc...................      7,500           25,781
 *Eclipsys Corp........................................      2,000           13,937
 *Eco Soil Systems, Inc................................      3,600            5,512
 *Ecogen, Inc..........................................      2,100            3,314
 Ecology & Environment, Inc. Class A...................        200            1,175
 *Edge Petroleum Corp..................................      1,400            4,331
 Edo Corp..............................................      1,700           10,944
 *Education Management Corp............................      7,200          120,150
 Educational Development Corp..........................        400            1,087
 *eFax.com, Inc........................................      2,600            2,762
 EFC Bancorp, Inc......................................        500            4,562
 *Egghead.com, Inc.....................................      7,400           25,322
 *eGlobe, Inc..........................................      5,700           17,545
 *El Paso Electric Co..................................     13,700          162,687
 *Elan Corp. P.L.C. ADR................................      3,773          150,213
 *Elantec Semiconductor, Inc...........................      2,800          106,837
 *Elcom International, Inc.............................      7,700           40,184
 Elcor Corp............................................      4,900           93,406
 *Elcotel, Inc.........................................      2,700            5,020
 *Elder-Beerman Stores Corp............................      3,500           15,969
 *Electric Fuel Corp...................................      4,300           24,322
 *Electro Rent Corp....................................      5,900           64,162
 *Electro Scientific Industries, Inc...................      2,600          122,606
 *Electroglas, Inc.....................................      4,000          105,500
 *Electronic Processing, Inc...........................        800            8,800
 *Elite Information Group, Inc.........................      1,900           12,112
 Ellett Brothers, Inc..................................        400            1,650
 *E-Loan, Inc..........................................      5,000           23,984
 *eLOT, Inc............................................     16,000           43,250
 *Eloyalty Corp........................................      3,800           56,762
 *Embrex, Inc..........................................      1,700           29,856
 EMC Insurance Group, Inc..............................      1,100            8,869
 *Emcee Broadcast Products, Inc........................      1,000            3,156
 *Emcor Group, Inc.....................................      2,000           44,375
 *EMCORE Corp..........................................      1,200           79,800
 *Emergent Information Technologies, Inc...............      3,200            9,350
 *Emerging Vision, Inc.................................      5,500           12,633
 *Emeritus Corp........................................      1,600            4,700
 *Emisphere Technologies, Inc..........................      4,300          169,984
 Empire District Electric Co...........................      4,300          101,587
 Empire Federal Bancorp, Inc...........................        100            1,106
 *EMS Technologies, Inc................................      1,700           27,466

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *En Pointe Technologies, Inc..........................      1,600     $     16,850
 *Encad, Inc...........................................      2,400            8,400
 *Encompass Services Corp..............................     17,725          104,134
 *Encore Med Corp......................................      1,800            4,078
 *Encore Wire Corp.....................................      1,500            9,422
 *Endocardial Solutions, Inc...........................      2,500           20,781
 *Endosonics Corp......................................      3,500           14,930
 Energen Corp..........................................      7,500          165,937
 *Energy Biosystems Corp...............................      1,300           11,334
 *Energy Conversion Devices, Inc.......................      3,200           58,400
 Energynorth, Inc......................................        600           35,400
 Energysouth, Inc......................................        900           17,437
 Engineered Support Systems, Inc.......................      1,300           16,412
 *Engineering Animation, Inc...........................      3,000           28,734
 Engle Homes, Inc......................................      1,900           18,228
 Enhance Financial Services Group, Inc.................      3,800           52,250
 Ennis Business Forms, Inc.............................      3,200           23,600
 *Enserch Exploration Corp.............................      2,500           12,812
 *Entrade, Inc.........................................      4,100           26,394
 *Entremed, Inc........................................      3,000           65,531
 *Environmental Elements Corp..........................        600              825
 *Environmental Tectonics Corp.........................      1,700           16,150
 *Enzo Biochem, Inc....................................      2,000           70,500
 *Enzon, Inc...........................................      1,300           37,497
 *EP Medsystems, Inc...................................      2,200           10,175
 *Epicor Software Corp.................................     10,400           37,375
 *Epimmune, Inc........................................      1,800           10,012
 *Epitope, Inc.........................................      2,900           30,178
 *EPIX Medical, Inc....................................      2,300           31,697
 *ePlus, Inc...........................................      1,600           32,250
 *ePresence, Inc.......................................      6,100           51,087
 *Equinox Systems, Inc.................................        800            4,650
 *Equity Marketing, Inc................................      1,300           13,162
 *Ergo Science Corp....................................      2,100            2,592
 *Escalon Medical Corp.................................        600              994
 *Esco Electronics Corp................................      2,900           51,112
 *eShare Communications, Inc...........................      5,300           31,137
 Eskimo Pie Corp.......................................        600            5,906
 *ESS Technology, Inc..................................      8,500          111,828
 Ethan Allen Interiors, Inc............................      5,000          116,250
 E'town Corp...........................................      1,700          112,731
 *Evans & Sutherland Computer Corp.....................      1,900           15,022
 *Evans Systems, Inc...................................        800              362
 *Evergreen Resources, Inc.............................      2,900           79,659
 *Evolving Systems, Inc................................      3,100           12,109
 *Exabyte Corp.........................................      5,700           24,047
 *Exactech, Inc........................................        500            7,375
 *Exar Corp............................................        900           61,791
 *Excalibur Technologies Corp..........................      3,600          103,725
 *Excel Legacy Corp....................................      3,000            8,625
 *Excel Technology, Inc................................      2,400           75,750
 *eXcelon Corp.........................................      7,300           47,906
 *Excelsior-Henderson Motorcycle Manufacturing Co......      1,100              132
 Exide Corp............................................      5,400           45,900
 *Exponent, Inc........................................      1,300           10,197
 *Extended Systems, Inc................................      1,900           61,275
 Ezcorp, Inc. Class A Non-Voting.......................      2,700            5,906
 *Ezenia! Inc..........................................      3,400           15,300
 F & M National Corp...................................      4,900          116,069
 F.N.B. Corp...........................................      4,200           76,912
                                                            SHARES           VALUE+
                                                            ------           ------
 Fab Industries, Inc...................................        500     $      5,000
 *Factory 2-U Stores, Inc..............................      3,100          108,209
 *Factual Data Corp....................................      1,300           10,887
 Fair, Isaac & Co., Inc................................      2,800          117,950
 *Fairchild Corp. Class A..............................      2,200           10,450
 *Fairfield Communities, Inc...........................     11,100           93,656
 Falcon Products, Inc..................................      1,700           16,787
 *Fansteel, Inc........................................      1,700            6,800
 *Farm Family Holdings, Inc............................        500           13,500
 Farmer Brothers Co....................................        100           16,750
 *Faro Technologies, Inc...............................      2,300            6,253
 *Faroudja, Inc........................................      2,500            7,969
 *Fatbrain.com, Inc....................................      2,300           15,202
 FBL Financial Group, Inc. Class A.....................      3,200           46,800
 FCNB Corp.............................................      2,000           24,312
 *Featherlite Manufacturing, Inc.......................      1,300            4,509
 Fedders Corp..........................................      3,800           23,037
 *FEI Co...............................................      6,900          124,847
 Ferro Corp............................................      4,300           95,137
 FFLC Bancorp..........................................        199            2,550
 FFY Financial Corp....................................        600            6,637
 *Fibermark, Inc.......................................      1,500           15,656
 *Fiberstars, Inc......................................        800            6,275
 Fidelity Bancorp, Inc. Delaware.......................        200            3,512
 Fidelity Bankshares, Inc..............................      1,400           21,787
 *Fidelity Federal Bancorp.............................        300              581
 *Fidelity Holdings, Inc...............................      6,450           16,327
 Fidelity National Corp................................      1,800           11,194
 Fidelity National Financial, Inc......................      2,400           37,200
 *Fieldworks, Inc......................................      1,800            1,856
 *Filenet Corp.........................................      3,200           67,300
 *Financial Federal Corp...............................      3,000           53,250
 *Finish Line, Inc. Class A............................      4,700           32,606
 *Finlay Enterprises, Inc..............................      1,000           11,406
 First Albany Companies, Inc...........................      1,470           27,379
 *First American Health Concepts, Inc..................        200              525
 *First Aviation Services, Inc.........................      1,400            9,362
 First Bell Bancorp, Inc...............................      1,100           15,709
 *First Cash, Inc......................................      2,200            9,281
 First Commonwealth Financial Corp.....................     12,600          122,850
 *First Consulting Group, Inc..........................      5,900           45,909
 First Defiance Financial Corp.........................      1,300           10,766
 First Essex Bancorp...................................      1,500           24,703
 First Federal Capital Corp............................      1,100           11,722
 First Federal of East Hartford........................        300            8,662
 First Financial Bankshares, Inc.......................      1,600           46,900
 First Financial Holdings, Inc.........................      2,700           42,272
 First Indiana Corp....................................      3,200           55,900
 First International Bancorp, Inc......................      2,100           17,784
 *First Investors Financial Services Group, Inc........        400            1,887
 First Merchants Corp..................................      2,100           44,756
 First Midwest Financial, Inc..........................        600            5,944
 First Mutual Bancshares, Inc..........................        220            2,186
 First Niagara Financial Group, Inc....................      6,600           60,431
 First Northern Capital Corp...........................      1,900           25,353
 *First Republic Bank..................................        900           15,187
 First Savings Bancorp, Inc. North Carolina............        300            5,400
 First SecurityFed Financial, Inc......................        500            5,687
 First Sentinel Bancorp, Inc...........................     10,800           84,206
 First Source Corp.....................................      1,114           20,017

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *First Team Sports, Inc...............................      1,500     $      3,211
 First United Bancshares, Inc..........................      2,600           43,956
 First Washington Bancorp, Inc.........................      1,900           27,491
 First Years, Inc......................................      2,000           18,562
 *FirstCity Financial Corp.............................      1,300            2,844
 Firstfed America Bancorp, Inc.........................        900           10,462
 *FirstFed Financial Corp. DE..........................      1,800           24,187
 *Firstwave Technologies, Inc..........................      1,400            4,966
 *Fischer Imaging Corp.................................      1,400            3,762
 Flagstar Bancorp, Inc.................................      2,600           24,456
 *Flander Corp.........................................      6,400           22,800
 Fleetwood Enterprises, Inc............................      3,500           49,875
 Fleming Companies, Inc................................      9,800          137,812
 Flexsteel Industries, Inc.............................        800           10,325
 *flightserv.com.......................................      5,300            6,625
 *Flir Systems, Inc....................................      2,200           15,262
 *Flooring America, Inc................................      1,900            5,225
 *Florida Banks, Inc...................................      1,400            7,306
 Florida Public Utilities Co...........................        200            2,925
 Florida Rock Industries, Inc..........................      4,600          181,987
 *Florsheim Group, Inc.................................      1,700            4,197
 *Flour City International, Inc........................      1,100            3,162
 *Flow International Corp..............................      2,900           29,997
 Flowserve Corp........................................      7,500          120,000
 Flushing Financial Corp...............................      2,400           34,650
 FNB Financial Services Corp...........................      1,100           13,475
 *Focal, Inc...........................................      3,400           12,856
 *Foilmark, Inc........................................      1,500            5,766
 *Foodarama Supermarkets, Inc..........................        100            2,700
 Foothill Independent Bancorp..........................        500            4,844
 *Footstar, Inc........................................      4,200          150,675
 *Forest Oil Corp......................................     13,500          215,156
 *Forrester Resh, Inc..................................      1,200           71,137
 *Forward Air Corp., Inc...............................      4,750          152,000
 *Fossil, Inc..........................................      8,000          160,000
 *Foster (L.B.) Co. Class A............................      2,000            6,687
 Foster Wheeler Corp...................................      8,100           68,344
 *Fotoball USA, Inc....................................        300            1,237
 *Fountain Powerboat Industries, Inc...................        500            1,203
 *Four Kids Entertainment, Inc.........................      3,000           55,312
 *Fourth Shift Corp....................................      2,100            9,023
 *FPIC Insurance Group, Inc............................      2,400           30,975
 Franklin Bank National Associaton Southfield, MI......        300            2,587
 *Franklin Covey Co....................................      3,300           25,575
 Franklin Electric Co., Inc............................      1,000           69,656
 *Franklin Electronic Publishers, Inc..................      2,000           13,000
 Freds, Inc. Class A...................................      2,400           41,100
 Fremont General Corp..................................      3,800           16,625
 *French Fragrances, Inc...............................      3,300           25,369
 Frequency Electronics, Inc............................      1,500           25,500
 *Fresh America Corp...................................      1,000            2,187
 *Fresh Choice, Inc....................................      1,100            3,970
 *Fresh Foods, Inc.....................................      1,100            3,231
 *Friede Goldman International.........................      7,900           66,656
 *Friedman Billings Ramsey Group, Inc. Class A.........      3,400           21,675
 Friedman Industries, Inc..............................        735            2,389
 *Friendly Ice Cream Corp..............................        700            3,347
 Frisch's Restaurants, Inc.............................      1,100           10,725
 *Fritz Companies, Inc.................................      9,200           95,737
 Frontier Adjusters of America, Inc....................      1,200            4,725
                                                            SHARES           VALUE+
                                                            ------           ------
 *Frontier Airlines, Inc...............................      4,400     $     58,025
 *Frontier Oil Corp....................................      6,800           47,600
 Frozen Food Express Industries, Inc...................      3,300            8,353
 FSF Financial Corp....................................        500            6,187
 *FSI International, Inc...............................      6,200           89,319
 *FTI Consulting, Inc..................................      1,600           15,000
 *FuelCell Energy, Inc.................................      1,900           82,412
 Fuller (H.B.) Co......................................      2,800          108,325
 *Funco, Inc...........................................      1,200           29,512
 *Furr's/Bishop's, Inc.................................      2,000            5,750
 *Fusion Medical Technologies, Inc.....................      2,500           31,953
 *FVC.COM, Inc.........................................      4,200           23,625
 *FX Energy, Inc.......................................      1,400           10,587
 *FYI, Inc.............................................      3,800          124,450
 G & K Services, Inc. Class A..........................      1,900           47,559
 *Gadzooks, Inc........................................      1,800           25,650
 Gainsco, Inc..........................................      5,200           27,300
 *Galagen, Inc.........................................      2,100            4,069
 *Galey & Lord, Inc....................................      2,300            5,606
 Gallagher (Arthur J.) & Co............................      3,400          131,537
 *GameTech International, Inc..........................      2,300           14,662
 Garan, Inc............................................        500           10,250
 *Garden Fresh Restaurant Corp.........................        500            5,437
 *Gardenburger, Inc....................................      1,200            6,525
 *Gardner Denver Machinery, Inc........................      3,000           52,500
 *Gart Sports Co.......................................        700            3,981
 *Gasonics International, Inc..........................      3,700          100,825
 *Gaylord Container Corp. Class A......................     10,600           42,400
 GBC Bancorp...........................................      2,300           66,053
 *GC Companies, Inc....................................      2,000           52,875
 *Geerling & Wade, Inc.................................        700            2,494
 *Gehl Co..............................................      1,100           19,697
 *Geltex Pharmaceuticals, Inc..........................      3,900           75,928
 *Gencor Industries, Inc...............................        500            3,156
 Gencorp, Inc..........................................      8,300           81,444
 *Gene Logic, Inc......................................      6,300          133,284
 *Genelabs Technologies, Inc...........................     10,200           34,584
 General Binding Corp..................................      1,700           12,750
 General Cable Corp....................................      9,000           74,812
 *General Chemical Group, Inc..........................      1,700            1,647
 *General Communications, Inc. Class A.................     11,300           54,381
 *General Datacomm Industries, Inc.....................      5,000           19,687
 General Employment Enterprises, Inc...................      1,000            3,500
 *General Magic, Inc...................................     10,300           27,198
 *General Semiconductor, Inc...........................      7,500          118,125
 *Genesco, Inc.........................................      5,500           84,906
 *Genesee & Wyoming, Inc...............................        900           16,481
 Genesis Worldwide, Inc................................        500              500
 *Genlyte Group, Inc...................................      2,700           54,928
 *Genome Therapeutics Corp.............................      5,200           80,762
 *Genrad, Inc..........................................      7,500           54,844
 *Gensym Corp..........................................      1,600            5,825
 Gentek, Inc...........................................      4,400           59,400
 *Gentiva Health Services..............................        850            7,411
 *Genus, Inc...........................................      4,700           25,850
 *Genzyme Transgenics Corp.............................      7,100          131,572
 Georgia Gulf Corp.....................................      6,200          155,000
 *Geoworks.............................................      4,500           48,516
 *Gerald Stevens, Inc..................................      9,700           19,097
 *Gerber Childrenswear, Inc............................      1,600            8,400
 Gerber Scientific, Inc................................      5,600           67,200

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Geron Corp...........................................      5,400     $     97,706
 *Getty Petroleum Marketing, Inc.......................      1,400            5,075
 Getty Realty Corp. (Holding Co.)......................      2,700           30,206
 *Giant Industries, Inc................................      2,100           18,506
 Gibraltar Steel Corp..................................      1,200           19,012
 *Giga Information Group, Inc..........................      2,500           12,266
 *Giga-Tronics, Inc....................................      1,100            8,319
 *G-III Apparel Group, Ltd.............................      1,300            6,012
 *Gilead Sciences, Inc.................................        341           18,734
 *Gilman & Ciocia, Inc.................................      1,900           10,153
 *Gish Biomedical, Inc.................................        700            1,509
 *GK Intelligent Systems, Inc..........................      1,400              280
 *Glacier Water Services, Inc..........................        100            1,212
 Glatfelter (P.H.) Co..................................      6,300           74,419
 *Glenayre Technologies, Inc...........................     12,400          101,912
 *Gliatech, Inc........................................      1,900           35,566
 *Global Payment Technologies, Inc.....................      1,000            6,250
 *Global Sources, Ltd..................................         71            1,959
 *Global Sports, Inc...................................      4,600           25,012
 *Global Technologies, Ltd.............................      2,100            7,809
 *Global Vacation Group, Inc...........................        700            1,794
 *Globe Business Resources, Inc........................      1,200           15,337
 *Globecomm Systems, Inc...............................      2,900           31,628
 Gold Banc Corp........................................      7,600           42,987
 Golden Enterprises, Inc...............................      2,400            7,500
 *Golden State Vintners, Inc...........................      1,000            4,812
 *Good Guys, Inc.......................................      4,100           11,019
 *Goodrich Petroleum Corp..............................      1,100            4,675
 *Goodys Family Clothing...............................      6,600           36,094
 Gorman-Rupp Co........................................      2,100           36,619
 *Gottschalks, Inc.....................................      3,100           15,694
 *Government Technology Services, Inc..................      2,300            6,972
 *GP Strategies Corp...................................      2,700           10,294
 Graco, Inc............................................      5,100          163,519
 *Gradco Systems, Inc..................................        700            1,302
 *Grand Union Co.......................................        400              337
 Granite Construction, Inc.............................      6,800          177,225
 Granite State Bankshares, Inc.........................      1,100           18,150
 *Graphic Packaging International Corp.................      7,200           24,750
 Gray Communications Systems, Inc......................        700            7,919
 *Great Plains Software................................      1,400           58,362
 Great Southern Bancorp, Inc...........................      1,000           16,812
 Greater Bay Bancorp...................................      2,500          114,609
 *Green Mountain Coffee, Inc...........................        500            9,000
 Green Mountain Power Corp.............................      1,100            8,731
 Greenbrier Companies, Inc.............................      3,100           23,637
 *Grey Wolf, Inc.......................................     31,900          159,500
 *Griffon Corp.........................................      7,100           43,044
 *Group 1 Automotive, Inc..............................      4,400           50,600
 *Grow Biz International, Inc..........................        300            1,462
 *Grubb & Ellis Co.....................................      3,900           21,694
 *GSV, Inc.............................................      1,900              950
 *GT Interactive Software Corp.........................     20,600           43,131
 *Gtech Holdings, Inc..................................      5,100          112,519
 *GTS Duratek, Inc.....................................      2,700           21,937
 Guaranty Federal Bancshares, Inc......................        800            7,975
 *Guess, Inc...........................................      4,300           65,575
 *Guest Supply, Inc....................................      1,300           22,831
 Guilford Mills, Inc...................................      3,800           24,937
 *Guilford Pharmaceuticals, Inc........................      5,900           82,231
 *Guitar Center, Inc...................................      5,500           70,469
                                                            SHARES           VALUE+
                                                            ------           ------
 *Gulf Island Fabrication, Inc.........................      2,900     $     50,297
 *Gulfmark Offshore, Inc...............................      2,000           43,125
 *Gumtech International, Inc...........................      1,700           18,647
 *Gundle/SLT Environmental, Inc........................      1,200            3,750
 *Gymboree Corp........................................      6,100           17,061
 *GZA Geoenvironmental Technologies, Inc...............        400            2,450
 *Hadco Corp...........................................      1,400          123,550
 *Haemonetics Corp.....................................      6,300          135,056
 Haggar Corp...........................................      1,000           11,594
 *Hagler Bailly, Inc...................................      2,700            4,894
 *Hain Celestial Group, Inc............................      6,256          184,371
 *Hall Kinion Associates, Inc..........................      3,200           81,800
 Hallmark Capital Corp.................................        500            4,250
 *Ha-Lo Industries, Inc................................     22,400          124,600
 *Hamilton Bancorp, Inc................................      2,500           42,969
 *Hammons (John Q.) Hotels, Inc. Class A...............      1,200            4,950
 Hancock Fabrics, Inc..................................      4,700           22,031
 Hancock Holding Co....................................      2,700           85,725
 *Handleman Co.........................................      7,300           71,175
 *Hanger Orthopedic Group, Inc.........................      4,100           19,731
 *Hanover Direct, Inc..................................     34,600           54,062
 *Harbinger Corp.......................................      3,800           57,000
 Harbor Florida Bancshares, Inc........................      6,700           70,978
 *Harding Lawson Associates Group, Inc.................      1,000           11,344
 Hardinge Brothers, Inc................................      1,400           13,519
 *Harken Energy Corp...................................      1,000              750
 Harland (John H.) Co..................................      7,600          116,850
 Harleysville Group, Inc...............................      2,800           47,425
 Harleysville National Corp. PA........................      1,500           44,484
 Harman International Industries, Inc..................        100            5,787
 Harmon Industries, Inc................................      2,200           29,425
 *Harolds Stores, Inc..................................        600            1,500
 Harris Financial, Inc.................................      6,700           41,456
 *Hartmarx Corp........................................      5,800           13,050
 *Harvard Industries, Inc..............................      2,000            9,062
 *Harvey Entertainment Co..............................        800            2,450
 *Hastings Entertainment, Inc..........................      2,100            2,789
 *Hauppauge Digital, Inc...............................      2,200           18,769
 *Hauser, Inc..........................................        500              687
 Haven Bancorp, Inc....................................      1,800           32,287
 *Hawaiian Airlines, Inc...............................      4,100           10,250
 *Hawk Corp............................................      1,700           11,581
 *Hawker Pacific Aerospace.............................      1,100            6,187
 Hawkins Chemical, Inc.................................      2,200           17,325
 *Hawthorne Financial Corp.............................      1,400           11,375
 *Hayes Lemmerz International, Inc.....................      7,600          109,725
 HCC Insurance Holdings, Inc...........................     12,300          209,869
 *Headway Corporate Resources, Inc.....................      2,200            7,012
 *Health Management Systems, Inc.......................        600            2,484
 *Health Risk Management, Inc..........................      1,200            6,975
 *Health Systems Design Corp...........................      1,300            7,312
 *HealthAxis, Inc......................................      1,200            6,337
 *Healthcare Recoveries, Inc...........................      2,200            7,666
 *Healthcare Services Group, Inc.......................        600            2,700
 *Healthcare.com Corp..................................      5,400           13,837
 *HealthGrades.com, Inc................................        500              578
 Healthplan Services Corp..............................      3,400            8,287
 *Heartland Express, Inc...............................      6,000          105,937
 *Heartport, Inc.......................................      6,400           20,200

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hearx, Ltd...........................................      2,200     $      8,662
 *Hecla Mining Co......................................      4,200            4,462
 *Hector Communications Corp...........................        500            6,375
 *HEI, Inc.............................................      1,000           12,125
 Heico Corp............................................      1,600           21,000
 Heilig-Meyers Co......................................      7,500           12,656
 Helix Technology Corp.................................        800           27,225
 *Hello Direct, Inc....................................      1,000           12,437
 *Hemispherx Biopharma, Inc............................      6,600           38,362
 Henry Jack & Associates, Inc..........................      4,000          173,875
 Herbalife International, Inc. Class A.................      1,000            8,687
 Heritage Financial Corp...............................      1,000            7,906
 *Herley Industries, Inc...............................        900           14,569
 *Heska Corp...........................................      6,500           13,203
 *Hexcel Corp..........................................        300            2,325
 HF Financial Corp.....................................        400            3,462
 *HI/FN, Inc...........................................        302            8,767
 *Hibbett Sporting Goods, Inc..........................        500            9,703
 *Hickory Tech Corp....................................      3,400           44,625
 *High Plains Corp.....................................      3,200            7,200
 *Highlands Insurance Group, Inc.......................      1,300            9,425
 Hilb Rogal Hamilton Co................................      3,200          100,200
 *Hines Horticulture, Inc..............................      4,300           28,622
 *Hi-Shear Technology Corp.............................      1,700            3,400
 *Hi-Tech Pharmacal, Inc...............................        900            3,502
 HMN Financial, Inc....................................      1,200           13,575
 *HMT Technology Corp..................................      6,900           11,859
 *Hoenig Group, Inc....................................      1,700           15,778
 *Holiday RV Superstores, Inc..........................      1,400            5,862
 *Hollis-Eden Pharmaceuticals, Inc.....................      2,800           25,025
 Holly Corp............................................      1,700           17,000
 *Hollywood Casino Corp. Class A.......................      5,200           26,325
 *Hollywood Entertainment Corp.........................     11,500           79,242
 *Hologic, Inc.........................................      3,800           21,850
 *Holt's Cigar Holdings, Inc...........................        204            1,128
 Home Federal Bancorp..................................        900           14,794
 *Home Products International, Inc.....................      1,800            7,762
 *Homeland Holding Corp................................        900            3,544
 Hooper Holmes, Inc....................................     11,600          118,900
 Horace Mann Educators Corp............................      5,200           88,400
 Horizon Financial Corp................................        500            4,672
 *Horizon Medical Products, Inc........................      1,600            3,400
 *Horizon Offshore, Inc................................      3,800           42,869
 *Horizon Organic Holding Corp.........................      2,400           23,100
 *Horizon Pharmacies, Inc..............................      1,500            5,625
 *Hot Topic, Inc.......................................      2,500           63,828
 *Hotelworks.com, Inc..................................      2,100              787
 *HotJobs.com, Ltd.....................................      6,300           73,041
 *Houston Exploration Co...............................      2,900           72,500
 *Hovnanian Enterprises, Inc. Class A..................      1,600            8,800
 *HS Resources, Inc....................................      4,700          157,744
 HSB Group, Inc........................................      2,900           84,281
 *HTE, Inc.............................................        500              508
 *Hub Group, Inc. Class A..............................        700            8,859
 Hudson River Bancorp, Inc.............................      3,300           32,278
 *Hudson Technologies, Inc.............................        500            1,047
 Hughes Supply, Inc....................................      4,500           85,500
 Hunt (J.B.) Transport Services, Inc...................      5,300           85,628
 Hunt Corp.............................................      2,600           26,162
 *Huntco, Inc. Class A.................................      1,100            3,369
 *Hurco Companies, Inc.................................      1,200            5,250
 Hussmann International, Inc...........................     10,300          297,412
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hutchinson Technology, Inc...........................      6,200     $     73,044
 *Hycor Biomedical, Inc................................      1,500            7,500
 *Hypercom Corp........................................      8,600          107,500
 *HyperFeed Technologies, Inc..........................      1,500            4,406
 *Hyperion Solutions Corp..............................      3,100           97,456
 *Hyseq, Inc...........................................      3,100           71,784
 Iberiabank Corp.......................................      1,300           19,419
 *Ibis Technology Corp.................................      2,100           75,469
 *ICT Group, Inc.......................................      1,200            8,437
 *ICU Medical, Inc.....................................      1,600           30,050
 *Identix, Inc.........................................      7,800          100,425
 *IDEXX Laboratories, Inc..............................      7,300          181,359
 *IDG Books Worldwide, Inc.............................      2,900           26,009
 *IDT Corp.............................................      4,800          156,450
 *IDX Systems Corp.....................................      6,900          102,206
 *IEC Electronics Corp.................................      1,500            2,859
 *IFR Systems, Inc.....................................      1,200            6,862
 *iGate Capital Corp...................................      2,500           38,984
 *IGEN, Inc............................................      3,900           51,797
 *IGI, Inc.............................................      1,000            1,437
 *Igo Corp.............................................      4,000           15,000
 *IHOP Corp............................................      4,000           70,500
 *II-VI, Inc...........................................      1,300           49,969
 *Ikos Systems, Inc....................................      2,100           17,883
 *Il Fornaio (America) Corp............................      1,400           12,075
 *ilife.com, Inc.......................................      1,300            2,641
 *Image Entertainment, Inc.............................      3,300           13,097
 *Imation Corp.........................................      1,000           28,312
 *Imatron, Inc.........................................     20,100           41,770
 *Imclone Systems, Inc.................................        900           63,787
 IMCO Recycling, Inc...................................      3,000           20,062
 *Immucor, Inc.........................................      2,000           16,062
 *Immune Response Corp. DE.............................      6,500           43,773
 *Immunogen, Inc.......................................      8,000           55,250
 *Immunomedics, Inc....................................      3,100           38,459
 *Impath, Inc..........................................      1,700           92,491
 *Impco Technologies, Inc..............................      1,300           37,294
 *Imperial Credit Industries, Inc......................      2,900           10,150
 Imperial Sugar Co.....................................      3,200            4,400
 *Impreso.com, Inc.....................................        500            2,047
 *IMR Global Corp......................................      9,600          158,700
 *In Focus Systems, Inc................................      5,800          161,856
 *In Home Health, Inc..................................        500            1,023
 *Incyte Pharmaceuticals, Inc..........................      1,100           58,059
 Independence Community Bank Corp......................      2,559           34,227
 Independent Bank Corp. MA.............................      2,800           34,912
 Independent Bank East.................................      2,200           28,737
 *Indus International, Inc.............................      6,800           40,375
 *Industrial Data Systems Corp.........................        800              900
 *Industrial Distribution Group, Inc...................        400              950
 *Industrial Holdings, Inc.............................      1,500            1,734
 *Industri-Matematik International Corp................      7,900           41,475
 *Inference Corp. Class A..............................      1,300            8,044
 *Infinium Software, Inc...............................      3,100            9,978
 *Infocure Corp........................................      4,400           19,112
 *Infonautics Corp. Class A............................        600            2,456
 *Information Architects Corp..........................      7,100           49,478
 *Information Management Associates, Inc...............      1,900            8,312
 *Information Resource Engineering, Inc................      1,100           15,744

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Information Resources, Inc...........................      1,700     $      8,447
 *Informix Corp........................................      2,073           14,803
 *infoUSA, Inc.........................................     12,500           62,891
 *Ingenuus Corp........................................      8,600           12,631
 Ingles Market, Inc. Class A...........................      2,300           22,712
 *Inhale Therapeutic Systems...........................      2,100          152,906
 *Innerdyne, Inc.......................................      5,300           29,481
 *Innotrac Corp........................................      2,800           13,825
 *Innovative Gaming Corp. of America...................        800              588
 *Innoveda, Inc........................................      3,200           14,300
 Innovex, Inc..........................................      3,700           31,797
 *Inprise Corp.........................................      5,800           32,353
 *Input/Output, Inc....................................      3,100           24,413
 *Insight Enterprises, Inc.............................      1,600           72,650
 *Insignia Financial Group, Inc........................      4,200           47,513
 *Insite Vision, Inc...................................      5,100           20,081
 *Insituform Technologies, Inc. Class A................      2,400           83,025
 *Inso Corp............................................      2,000            7,063
 *Inspire Insurance Solutions, Inc.....................      3,800           13,181
 Insteel Industries, Inc...............................      1,600            9,200
 *Insurance Auto Auctions, Inc.........................      2,300           44,634
 *Integ, Inc...........................................      1,900            3,295
 Integra Bank Corp.....................................      4,260           84,401
 *Integra Lifesciences Corp............................      4,100           28,956
 *Integral Vision, Inc.................................      1,800            3,150
 *IntegraMed America, Inc..............................      1,000            3,125
 *Integrated Measurement System, Inc...................      1,900           28,263
 *Integrated Silicon Solution, Inc.....................      5,900          174,972
 *INTELFILM Corp.......................................      1,200            3,150
 *Intellidata Technologies Corp........................      9,700           59,109
 *Intelligroup, Inc....................................      4,100           38,886
 *Inter Parfums, Inc...................................      1,500           17,625
 *InterCept Group, Inc.................................      2,600           44,281
 Interchange Financial Services Corp...................        600            7,650
 *InterDent, Inc.......................................      2,100            6,694
 *Interdigital Communications Corp.....................      5,800           93,344
 *Interface Systems, Inc...............................      1,200            8,438
 Interface, Inc. Class A...............................     11,600           50,750
 *Intergraph Corp......................................      4,900           27,409
 *Interlink Electronics................................      3,250           70,484
 *Interlinq Software Corp..............................        400            1,125
 *Interlogix, Inc......................................      1,300           28,681
 *Interlott Technologies, Inc..........................        300            1,763
 *Intermagnetics General Corp..........................      3,300           37,538
 Intermet Corp.........................................      6,300           43,411
 *International Aircraft Investors.....................      1,000            5,125
 *International FiberCom, Inc..........................      7,600          109,013
 *International Microcomputer Software, Inc............        300              198
 International Multifoods Corp.........................      4,700           65,506
 *International Remote Imaging Systems, Inc............      1,800            2,588
 International Shipholding Corp........................        600            4,575
 *International Speciality Products, Inc...............      6,800           36,975
 *International Speedway Corp. Class A.................         12              513
 *International Total Services, Inc....................        300              300
 *Interneuron Pharmaceuticals, Inc.....................      6,100            9,436
 *Interphase Corp......................................      1,500           21,188
 *Interplay Entertainment Corp.........................      5,300            9,441
 Interpool, Inc........................................      2,000           16,000
 *Interpore International..............................      3,400           25,978
                                                            SHARES           VALUE+
                                                            ------           ------
 *Interstate National Dealers Services, Inc............        900     $      4,894
 *Intertan, Inc........................................      6,000           63,375
 Inter-Tel, Inc........................................      6,600           93,019
 *Intervoice, Inc......................................      8,017          113,240
 Interwest Bancorp.....................................      3,200           48,700
 *Intest Corp..........................................      2,100           30,581
 *Intevac, Inc.........................................      2,300            7,188
 *IntraNet Solutions, Inc..............................      5,000           98,438
 *Intuit, Inc..........................................        869           31,474
 Invacare Corp.........................................      5,700          141,075
 *Inverness Medical Technology, Inc....................      4,100           31,775
 *Investment Technology Group, Inc.....................      1,600           54,000
 Investors Financial Services Corp.....................      1,500          121,781
 *Invision Technologies, Inc...........................      3,100           12,497
 *Invivo Corp..........................................        900            9,056
 *Iomed, Inc...........................................      1,300            7,150
 *Ion Networks, Inc....................................      3,600           21,769
 *Ionics, Inc..........................................      3,200           92,000
 *IRI International Corp...............................      8,200           73,288
 *Iridex Corp..........................................      1,000            8,500
 *Iron Mountain, Inc...................................      1,870           68,255
 Irwin Financial Corp..................................      4,300           61,947
 *Isco, Inc............................................        500            2,242
 *Isis Pharmaceuticals, Inc............................      8,900           82,881
 *Isle of Capri Casinos, Inc...........................      7,600          103,788
 *Isolyser Co., Inc....................................     10,300           36,372
 *I-Stat Corp..........................................      3,600           52,762
 *ITC Learning Corp....................................        800            1,975
 *ITLA Capital Corp....................................        700            9,144
 *Itron, Inc...........................................      3,000           13,969
 *ITT Educational Services, Inc........................      6,100          101,413
 *iTurf, Inc. Class A..................................        100              347
 *Ivex Packaging Corp..................................      5,200           46,800
 *IVI Checkmate Corp...................................      4,500           13,219
 *J & J Snack Foods Corp...............................      1,800           26,831
 *J. Alexander's Corp..................................      1,700            6,588
 *J. Jill Group, Inc...................................      2,000           12,313
 *Jackpot Enterprises, Inc.............................        600            6,938
 *Jaco Electronics, Inc................................        300            4,884
 *Jacobson Stores, Inc.................................      1,200            6,750
 *Jakks Pacific, Inc...................................      3,800           55,219
 *Jan Bell Marketing, Inc..............................      2,000            4,375
 *Jason, Inc...........................................      4,100           41,256
 *JDA Software Group, Inc..............................      6,100           94,741
 Jefferies Group, Inc..................................      5,500          111,031
 Jefferson Savings Bancorp, Inc........................      1,500           16,359
 *JFAX.com, Inc........................................      3,000            4,594
 JLG Industries, Inc...................................      8,800           85,800
 *JLK Direct Distribution, Inc. Class A................      1,000            6,938
 *JMAR Industries, Inc.................................      5,100           21,038
 *Johnson Outdoors, Inc................................        600            5,306
 *Jones Lang LaSalle, Inc..............................      7,500          115,781
 *Jos. A. Bank Clothiers, Inc..........................      1,300            5,891
 *Journal Register Co..................................      7,400           96,200
 *JPM Co...............................................      1,500            7,734
 *JPS Industries, Inc..................................      1,800            6,722
 *Judge.com, Inc.......................................      2,800            3,150
 *Juno Lighting, Inc...................................         70              525
 Justin Industries, Inc................................      5,100           88,931
 *JWGenesis Financial Corp.............................      2,150           17,738
 K Swiss, Inc. Class A.................................      1,900           24,997

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *K2, Inc..............................................      2,500     $     17,656
 *Kaiser Aluminum Corp.................................      7,900           35,056
 *Kaiser Ventures, Inc.................................      2,100           27,169
 Kaman Corp. Class A...................................      1,200           11,963
 *Kaneb Services, Inc..................................      6,300           30,713
 Katy Industries, Inc..................................      2,100           20,344
 Kaye Group, Inc.......................................        800            5,400
 *KBK Capital Corp.....................................        500            2,094
 *KCS Energy, Inc......................................      1,900            2,138
 Kellwood Co...........................................      2,400           40,500
 *Kendle International, Inc............................      2,900           18,306
 *Kennedy-Wilson, Inc..................................        900            4,641
 *Kensey Nash Corp.....................................      1,500           14,438
 *Kent Electronics Corp................................      5,600          155,400
 *Keravision, Inc......................................      1,000            5,281
 *Key Energy Group, Inc................................      9,900          107,663
 *Key Production Co., Inc..............................      2,300           36,944
 *Key Technology, Inc..................................        500            4,328
 *Key Tronic Corp......................................      1,500            4,078
 *Keystone Automotive Industries, Inc..................      3,800           27,847
 *Keystone Consolidated Industries, Inc................      1,000            3,875
 *kforce.com, Inc......................................     11,600          148,988
 *KFX, Inc.............................................      6,100           10,675
 Kimball International, Inc. Class B...................      5,500           88,859
 *King Pharmaceuticals, Inc............................        945           50,558
 *Kinnard Investment, Inc..............................      1,200            9,525
 *Kirby Corp...........................................      4,900          108,413
 Klamath First Bancorp, Inc............................        700            7,831
 Knape & Vogt Manufacturing Co.........................        400            6,063
 *Knight Transportation, Inc...........................      3,000           45,656
 *Koala Corp...........................................      1,300           18,688
 Kollmorgen Corp.......................................      2,100           48,038
 *Komag, Inc...........................................     14,800           30,988
 *Kos Pharmaceuticals, Inc.............................      4,600           72,019
 *Koss Corp............................................        500            8,359
 *Krauses Furniture, Inc...............................      4,400            5,500
 *Kroll-O'Gara Co......................................      4,400           23,513
 *Kronos, Inc..........................................      2,750           79,664
 *K-Tel International, Inc.............................      2,400            4,425
 *K-Tron International, Inc............................        200            3,156
 *Kulicke & Soffa Industries, Inc......................        800           40,300
 *Kushner-Locke Co.....................................      2,800            5,513
 *K-V Pharmaceutical Co. Class A.......................      2,400           46,050
 *K-V Pharmaceutical Co. Class B.......................      1,300           25,919
 *KVH Industries, Inc..................................      1,500            7,828
 *La Jolla Pharmceutical Co............................      6,100           21,159
 *LaBarge, Inc.........................................      3,700            6,475
 LabOne, Inc...........................................      2,900           14,953
 *Labor Ready, Inc.....................................     10,700          100,313
 *Laboratory Corp. of America Holdings, Inc............      3,080          221,375
 Laclede Gas Co........................................      4,000           78,750
 LaCrosse Footwear, Inc................................      1,300            5,241
 *Ladish Co., Inc......................................      2,700           23,541
 *Lakeland Industries, Inc.............................        200            1,275
 *Lakes Gaming, Inc....................................      2,100           17,259
 *Lamson & Sessions Co.................................      3,400           27,200
 Lance, Inc............................................      7,200           70,200
 *Lancer Corp..........................................      2,300            8,338
 *Landair Corp.........................................        600            2,456
 Landamerica Financial Group, Inc......................      3,400           62,688
                                                            SHARES           VALUE+
                                                            ------           ------
 Landauer, Inc.........................................        200     $      3,700
 *Landec Corp..........................................      3,200           16,400
 Landrys Seafood Restaurants, Inc......................      6,200           48,438
 *Landstar Systems, Inc................................      1,200           63,600
 *Larscom, Inc.........................................      2,000           10,000
 *Laser Pacific Media Corp.............................      1,500            5,555
 *Laser Power Corp.....................................      1,700            3,719
 *Laser Technology, Inc................................      1,000            1,500
 *Laser Vision Centers, Inc............................      6,300           29,728
 *Laserscope...........................................      2,500            2,930
 *LaserSight Corporation...............................      2,100           10,697
 *Lason, Inc...........................................      4,800           12,450
 *Launch Media, Inc....................................        200            1,744
 Lawrence Savings Bank MA..............................        500            3,609
 Lawson Products, Inc..................................      2,000           47,938
 *Lazare Kaplan International, Inc.....................        800            7,000
 La-Z-Boy, Inc.........................................      1,416           22,745
 *LCA-Vision, Inc......................................     10,236           28,469
 *LCC International, Inc. Class A......................      2,500           36,953
 *Leapnet, Inc.........................................      4,102           13,139
 *Learn2.com, Inc......................................     12,700           24,408
 *Learning Tree International, Inc.....................      4,300          226,825
 *Lecroy Corp..........................................      1,900           20,069
 *Lectec Corp..........................................        800            2,150
 Lennox International, Inc.............................      1,340           15,745
 Lesco, Inc............................................      1,700           26,456
 *Level 8 Systems, Inc.................................      3,341           65,463
 Libbey, Inc...........................................      3,200           96,800
 Liberty Bancorp, Inc..................................        300            2,072
 *Liberty Corp.........................................      2,500           87,813
 *Life Financial Corp..................................      1,300            5,119
 *Lifecell Corp........................................      3,400           20,081
 *Lifecore Biomedical, Inc.............................      2,500           18,203
 Lifetime Hoan Corp....................................      1,200            9,975
 *Ligand Pharmaceuticals, Inc. Class B.................      7,200           76,725
 *Lightbridge, Inc.....................................      4,200           91,219
 Lillian Vernon Corp...................................        800            7,800
 Lilly Industry, Inc. Class A..........................      4,500           64,969
 Lindberg Corp.........................................        900            7,088
 Lindsay Manufacturer Co...............................      3,100           58,125
 *Lithia Motors, Inc. Class A..........................      1,600           19,400
 *Littlefuse, Inc......................................      3,900          156,244
 *LJL Biosystems, Inc..................................      2,500           22,734
 *LLEX Oncology, Inc...................................      5,400          134,831
 *LLX Resorts, Inc.....................................        400              813
 LNR Property Corp.....................................      5,100           98,813
 *Lodgenet Entertainment Corp..........................      2,400           56,025
 *Loews Cineplex Entertainment Corp....................      9,900           25,988
 *Logic Devices, Inc...................................      1,700            3,984
 *Logility, Inc........................................      3,300           13,303
 *Lojack Corp..........................................      1,600           11,050
 Lone Star Steakhouse Saloon...........................      8,300           87,928
 *Lone Star Technologies, Inc..........................      4,500          238,500
 Longs Drug Stores Corp................................      1,900           38,356
 Longview Fibre Co.....................................     12,900          154,800
 *Loronix Information Systems, Inc.....................      1,300           43,388
 *Louis Dreyfus Natural Gas Corp.......................      1,200           38,550
 *Lowrance Electronics, Inc............................        500            2,063
 *LSB Industries, Inc..................................        700              569
 LSI Industries, Inc...................................      2,000           34,313
 LTV Corp..............................................      5,000           13,125
 *LTX Corp.............................................      1,300           34,166

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Luby's Cafeterias, Inc................................      1,500     $     13,219
 Lufkin Industries, Inc................................      1,300           22,019
 *Lumisy, Inc..........................................      1,800            4,444
 *Lunar Corp...........................................      2,100           23,231
 *Lydall, Inc..........................................      3,900           40,706
 *Lynch Corp...........................................        300            9,263
 *Lynch Interactive Corp...............................        200           21,000
 *Lynx Therapeutics, Inc...............................      2,800           44,888
 M.A. Hanna Co.........................................     11,300          132,069
 *M.H. Meyerson & Co., Inc.............................      1,600            5,950
 *Mace Security International, Inc.....................      4,300            8,331
 *Mac-Gray Corp........................................      1,200            3,675
 *Mackie Designs, Inc..................................      2,400           16,425
 *Madden (Steven), Ltd.................................      2,400           38,325
 *Made2Manage Systems, Inc.............................        700            4,506
 Madison Gas & Electric Co.............................      3,200           60,100
 MAF Bancorp, Inc......................................      4,400           86,900
 *Magainin Pharmaceuticals, Inc........................      6,700           23,031
 *Magellan Health Services, Inc........................      3,700            7,863
 *Magnetek, Inc........................................      5,800           48,938
 *Magnum Hunter Resources, Inc.........................      5,000           26,875
 *Mail.com, Inc........................................      1,271            7,050
 *Mail-Well, Inc.......................................      9,800           91,875
 *Main Street & Main, Inc..............................      2,000            6,625
 *Mallon Resources Corp................................      2,000           15,281
 *Manchester Equipment Co., Inc........................      1,600            7,000
 *Manhattan Associates, Inc............................      4,900           92,947
 Manitowoc Co., Inc....................................        600           19,613
 *Manugistic Group, Inc................................      4,100          119,156
 *Mapics, Inc..........................................      4,400           22,344
 *Mapinfo Corp.........................................      1,750           51,461
 Marcus Corp...........................................      1,700           18,594
 *Marine Drilling Companies, Inc.......................        700           20,125
 *Marine Transport Corp................................      2,000            5,250
 *MarineMax, Inc.......................................      3,800           34,913
 Maritrans, Inc........................................      2,400           14,250
 *Marketing Services, Inc..............................      7,500           38,672
 *MarkWest Hydrocarbon, Inc............................        800            6,700
 Marsh Supermarkets, Inc. Class B......................        400            4,125
 *Martek Biosciences Corp..............................      3,500           64,859
 MascoTech, Inc........................................     11,200          144,200
 Massbank Corp. Reading, MA............................        300            8,869
 *Material Sciences Corp...............................      3,800           40,850
 *Matria Healthcare, Inc...............................      9,200           31,338
 *Matritech, Inc.......................................      5,600           24,850
 *Matrix Pharmaceutical, Inc...........................      5,700           49,519
 *Matrix Service Co....................................      2,200           10,725
 Matthews International Corp. Class A..................      2,700           68,006
 *Mattson Technology, Inc..............................      3,300          100,031
 *Maverick Tube Corp...................................      4,400          154,688
 *Max & Ermas Restaurants, Inc.........................        200            1,725
 *Maxco, Inc...........................................        300            2,344
 *Maxicare Health Plans, Inc...........................      1,700            2,763
 *Maxim Pharmaceuticals, Inc...........................      1,200           46,163
 *Maximus, Inc.........................................      5,300          109,975
 *Maxtor Corp..........................................     15,500          162,266
 *Maxwell Shoe Company, Inc............................      1,800           13,669
 *Maxwell Technologies, Inc............................      1,900           26,719
 *Maxxam, Inc..........................................      1,400           35,700
 *Maynard Oil Co.......................................        900           15,075
 *Mazel Stores, Inc....................................        900            7,875
 *McClain Industries, Inc..............................        400            1,938
                                                            SHARES           VALUE+
                                                            ------           ------
 McGrath Rent Corp.....................................      2,500     $     39,219
 *McMoran Exploration Co...............................      4,000           62,250
 *McNaughton Apparel Group, Inc........................      1,500           14,297
 *McWhorter Technologies, Inc..........................      2,500           48,906
 MDC Holdings, Inc.....................................      4,700           90,769
 *Meade Instruments Corp...............................      2,000           99,063
 *Meadow Valley Corp...................................        300            1,144
 Meadowbrook Insurance Group, Inc......................      1,700            9,138
 *Measurement Specialties, Inc.........................        500           12,750
 MECH Financial, Inc...................................        900           31,078
 *Mechanical Dynamics, Inc.............................      1,600            9,500
 Medford Bancorp, Inc..................................      1,600           23,900
 *Media 100, Inc.......................................      2,200           38,913
 *Media Arts Group, Inc................................      2,600           10,075
 *MediaBay, Inc........................................      3,400           11,156
 *Medialink Worldwide, Inc.............................      1,100            7,906
 *Medical Action Industries, Inc.......................        900            3,572
 *Medical Alliance, Inc................................      1,200            4,650
 *Medical Assurance, Inc...............................      5,850           66,544
 *Medicalcontrol, Inc..................................        200            1,250
 *Medicis Pharmaceutical Corp. Class A.................      2,500          116,875
 *Medimmune, Inc.......................................        165           25,632
 *Medplus, Inc.........................................      1,200            6,188
 *Medstone International, Inc..........................        700            3,741
 *MEDTOX Scientific, Inc...............................        600            5,175
 *Memberworks, Inc.....................................      3,700          119,441
 *MEMC Electronic Materials, Inc.......................      1,200           18,375
 *Mens Warehouse, Inc..................................        301            6,001
 Mentor Corp. MN.......................................      6,100          146,781
 *Mentor Graphics Corp.................................      8,000          136,750
 *Mercator Software, Inc...............................      1,100           32,622
 Merchants Bancshares, Inc.............................        400            7,900
 Merchants New York Bancorp, Inc.......................      4,700           80,047
 *Mercury Air Group, Inc...............................      1,700            8,075
 *Mercury Computer Systems, Inc........................      2,000           62,813
 Meridian Diagnostics, Inc.............................      2,900           19,575
 *Meridian Medical Technology, Inc.....................        500            4,313
 *Meridian Resource Corp...............................      9,200           48,875
 *Merisel, Inc.........................................      8,000            6,375
 *MeriStar Hotels & Resorts, Inc.......................      7,500           21,563
 *Merit Medical Systems, Inc...........................      1,900            9,381
 *Merix Corp...........................................      1,600           44,050
 *Mesa Air Group, Inc..................................      6,800           40,694
 *Mesa Labs, Inc.......................................        300            1,336
 *Mesaba Holdings, Inc.................................      3,400           39,206
 *Messagemedia, Inc....................................     13,800           40,969
 *Meta Group, Inc......................................      2,000           49,688
 *Metacreations Corp...................................      6,200           44,369
 *Metal Management, Inc................................      2,600            3,534
 Metals USA, Inc.......................................      3,800           19,950
 *Metamor Worldwide, Inc...............................      8,700          198,741
 *Metatec Corp. Class A................................      1,500            4,125
 Methode Electronics, Inc. Class A.....................      3,400          121,975
 Met-Pro Corp..........................................      1,600           13,600
 *Metricom, Inc........................................        900           19,913
 *Metro Information Services, Inc......................      3,000           29,906
 *Metro One Telecommunications, Inc....................      2,300           22,928
 *Metrocall, Inc.......................................      4,200           13,519
 MetroCorp. Bancshares, Inc............................      1,400           10,281
 *Metrologic Instruments, Inc..........................        500            7,813
 *Metromedia International Group, Inc..................     21,800           94,013

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Metropolitan Financial Corp..........................      1,500     $      6,188
 Metrowest Bank MA.....................................      3,600           21,150
 MFB Corp..............................................        100            1,656
 *MFRI, Inc............................................        400            1,575
 *MGI Pharma, Inc......................................      3,800           83,125
 MI Schottenstein Homes, Inc...........................      1,600           27,200
 *Miami Computer Supply Corp...........................      3,000           60,750
 Michael Foods, Inc....................................      5,000          114,531
 *Michaels Stores, Inc.................................        900           38,475
 *Micro Component Technology, Inc......................      1,900           10,747
 *Micro Linear Corp....................................      2,200           11,619
 *Microage, Inc........................................      4,200            1,995
 *Microcide Pharmaceuticals, Inc.......................      2,200           16,431
 MicroFinancial, Inc...................................        500            4,750
 *Micrografx, Inc......................................      2,800            9,188
 *Micros Systems, Inc..................................      3,100           97,941
 *Micros to Mainframes, Inc............................      1,200            7,125
 *Microsemi Corp.......................................      3,400           73,631
 *Microtest, Inc.......................................      2,100           15,619
 *Micro-Therapeutics, Inc..............................      2,500           13,828
 *Microtouch Systems, Inc..............................        800            7,075
 *Microvision, Inc.....................................      2,100           56,306
 *Microware Systems Corp...............................      3,800           11,163
 *Microwave Power Dynamics, Inc........................      2,700           13,289
 Mid America Banccorp..................................      2,336           54,604
 *Mid Atlantic Medical Services, Inc...................     12,200          150,975
 Midas, Inc............................................      4,100          106,344
 Midcoast Energy Resources, Inc........................      3,100           49,600
 *Middleby Corp........................................      2,500           16,719
 Middlesex Water Co....................................      1,000           29,313
 *Midway Airlines Corp.................................        900            5,344
 *Midway Games, Inc....................................      9,500           62,344
 Midwest Banc Holdings, Inc............................      1,100           15,091
 *Midwest Express Holdings, Inc........................      3,500           72,844
 Mikasa, Inc...........................................      1,800           17,325
 *Mikohn Gaming Corp...................................        700            4,441
 Milacron, Inc.........................................      7,200          113,850
 *Milestone Scientific, Inc............................      1,800            2,700
 *Millennium Pharmaceuticals, Inc......................      1,288          107,669
 *Miller Building Systems, Inc.........................        500            2,828
 *Miller Industries, Inc...............................     11,700           27,056
 *MIM Corp.............................................      4,700            8,666
 *Mining Services International Corp...................        700            1,444
 Minntech Corp.........................................        500            3,688
 *Minolta-QMS, Inc.....................................      3,305           10,948
 *MIPS Technologies, Inc...............................      3,300           83,119
 *Miravant Medical Technologies........................      4,500           55,547
 Mississippi Chemical Corp.............................      1,300            7,556
 Mississippi Valley Bancshares, Inc....................      1,800           40,725
 *Mitcham Industries, Inc..............................      1,900           11,192
 *Mity-Lite, Inc.......................................      1,000           13,688
 *Mobile America Corp..................................        700            1,838
 *Mobile Mini, Inc.....................................      2,900           60,356
 *Mobius Management Systems, Inc.......................      4,500           18,422
 MOCON, Inc............................................      1,600            9,075
 *Modine Manufacturing Co..............................      4,500           90,422
 *Modtech Holdings, Inc................................      2,600           28,031
 *Molecular Biosystems, Inc............................      1,200              825
 *Molecular Devices Corp...............................      1,900          101,294
 *Monaco Coach Corp....................................      2,362           33,954
 *Monarch Casino and Resort, Inc.......................        900            4,275
 *Mondavi (Robert) Corp. Class A.......................      2,000           63,063
                                                            SHARES           VALUE+
                                                            ------           ------
 *Monro Muffler Brake, Inc.............................      2,000     $     16,688
 Monterey Bay Bancorp, Inc.............................        300            2,672
 *Monterey Pasta Co....................................      2,600           10,238
 *Moog, Inc. Class A...................................        700           14,963
 *Moore Medical Corp...................................        300            2,625
 Morgan Keegan, Inc....................................      5,900           95,138
 *Morgan's Foods, Inc..................................        200              500
 *Morrison Knudsen Corp................................      5,200           40,300
 Morrison Management Specialists, Inc..................      2,640           71,775
 *Morton's Restaurant Group, Inc.......................      1,100           20,213
 *Mossimo, Inc.........................................      2,300            1,150
 *Mother's Work, Inc...................................        200            2,113
 *Motient Corp.........................................      6,700           60,509
 *Motor Car Parts & Accessories, Inc...................        200              204
 *Motor Cargo Industries, Inc..........................        600            3,000
 Movado Group, Inc.....................................        900            8,620
 *Movie Gallery, Inc...................................      1,100            3,678
 *MRV Communications, Inc..............................      1,400           37,319
 *MS Carriers, Inc.....................................      2,500           48,203
 *MSC Industrial Direct Co., Inc. Class A..............      3,400           78,413
 *MSC Software Corp....................................      3,500           30,188
 *MTI Technology Corp..................................      8,000           56,250
 MTS Systems Corp......................................      1,000            7,266
 *Multiple Zones International, Inc....................      2,700           11,348
 *Musicland Stores Corp................................      6,600           48,675
 Myers Industries, Inc.................................      3,900           53,138
 *Myriad Genetics, Inc.................................      1,100           86,247
 *N & F Worldwide Corp.................................      1,000            5,125
 *NABI, Inc............................................      7,100           41,158
 *Nanogen, Inc.........................................      4,800          119,100
 *Nanometrics, Inc.....................................      1,800           44,213
 *Nanophase Technologies Corp..........................      3,400           25,606
 *Napro Biotherapeutics, Inc...........................      5,700           32,419
 Nash Finch Co.........................................      2,200           17,119
 Nashua Corp...........................................      1,500           12,375
 *Nastech Pharmaceutical Co., Inc......................      1,300            5,098
 *Nathans Famous, Inc..................................      1,200            3,525
 *National Beverage Corp...............................      1,500           12,750
 National City Bancorp.................................        800           11,600
 National Commerce Bancorp.............................        302            5,729
 *National Dentex Corp.................................        700           11,047
 *National Discount Brokers Group, Inc.................      4,200          105,000
 *National Home Health Care Corp.......................        500            2,063
 National Penn Bancshares, Inc.........................      3,500           76,781
 *National Processing, Inc.............................     10,200          119,213
 *National Record Mart, Inc............................        800            1,288
 *National Research Corp...............................        700            3,828
 *National RV Holdings, Inc............................        450            5,091
 National Steel Corp. Class B..........................      3,500           18,375
 National Technical Systems, Inc.......................      1,700            5,313
 *National Techteam, Inc...............................      2,600            8,694
 *NationsRent, Inc.....................................      8,500           31,344
 *Natrol, Inc..........................................        500            2,102
 *Natural Microsystems Corp............................      1,300           83,728
 *Natural Wonders, Inc.................................        400              450
 Natures Sunshine Products, Inc........................      4,300           32,788
 *Nautica Enterprises, Inc.............................      6,900           85,172
 *Navarre Corp.........................................      2,300            4,133
 *Navigant Consulting, Inc.............................     10,400           48,100
 *Navigant International, Inc..........................      3,300           29,906

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Navigators Group, Inc................................        500     $      4,406
 NBT Bancorp...........................................      3,700           37,000
 *NBTY, Inc............................................      8,100          129,347
 NCH Corp..............................................        500           20,000
 *NCI Building Systems, Inc............................      3,600           61,425
 *NCO Group, Inc.......................................      5,032          119,982
 *NCS Healthcare, Inc..................................      1,600            1,450
 *Neff Corp. Class A...................................      4,000           15,250
 Nelson (Thomas), Inc..................................      3,100           21,894
 *Neogen Corp..........................................      1,500            9,094
 *Neopharm, Inc........................................      1,900           26,956
 *Neorx Corp...........................................      5,500           79,578
 *Neose Technologies, Inc..............................      3,400           94,988
 *Neotherapeutics, Inc.................................      2,200           24,338
 *Netguru, Inc.........................................      3,300           55,894
 *Netmanage, Inc.......................................     16,000           43,750
 *Netopia, Inc.........................................      4,100          136,453
 *NetRadio Corp........................................      1,000            2,656
 *Netrix Corp..........................................      7,900           86,653
 *Netscout System, Inc.................................      3,500           41,672
 *Netspeak Corp........................................      2,300           22,784
 *Network Computing Devices, Inc.......................      3,200            5,100
 *Network Equipment Technologies, Inc..................      5,400           57,713
 *Network Peripherals, Inc.............................      4,000           71,125
 *Neurocrine Biosciences, Inc..........................      4,800          102,000
 *Neurogen Corp........................................      3,900           91,894
 *New Brunswick Scientific Co., Inc....................      1,210            6,353
 New England Business Services, Inc....................      2,700           39,825
 *New Era of Networks, Inc.............................      3,100           66,166
 *New Horizons Worldwide, Inc..........................      1,475           25,720
 New Jersey Resources Corp.............................      3,600          139,500
 *New World Coffee - Manhattan Bagel...................      2,200            4,469
 *Newcor, Inc..........................................        400              850
 Newmil Bancorp, Inc...................................        700            7,088
 *Newpark Resources, Inc...............................      3,500           29,313
 Newport Corp..........................................        600          102,319
 *Newsedge Corp........................................      3,600            7,144
 *Nexell Therapeutics, Inc.............................     16,800           58,013
 *Nexthealth, Inc......................................      1,400            3,938
 *Niagara Corp.........................................        900            3,881
 NL Industries, Inc....................................      5,200           90,350
 *NMT Medical, Inc.....................................      2,200            8,353
 NN Ball & Roller, Inc.................................      3,000           26,578
 *Nobel Learning Communities, Inc......................      1,200            8,663
 *Nobility Homes.......................................        900            4,556
 *Noble International, Ltd.............................      1,400           12,600
 *Noodle Kidoodle, Inc.................................      1,500            4,500
 Nordson Corp..........................................      1,600           77,850
 *Norstan, Inc.........................................      1,000            4,938
 *North American Scientific, Inc.......................      1,700           28,581
 North Central Bancshares, Inc.........................        200            2,863
 North Fork Bancorporation, Inc........................      1,800           29,813
 North Pittsburgh Systems, Inc.........................      2,700           33,834
 Northeast Pennsylvania Financial Corp.................      1,400           13,825
 Northern Technologies International...................        300            1,988
 *Northfield Laboratories, Inc.........................      2,800           30,975
 Northland Cranberries, Inc. Class A...................      4,600           18,256
 Northrim Bank.........................................        700            5,972
 Northwest Bancorp, Inc................................      9,400           71,381
 Northwest Natural Gas Co..............................      5,000          109,375
                                                            SHARES           VALUE+
                                                            ------           ------
 *Northwest Pipe Co....................................      1,300     $     17,509
 Northwestern Corp.....................................      5,800          134,850
 *Novadigm, Inc........................................      4,100           53,941
 *Novamed Eyecare, Inc.................................        500            3,313
 *Novametrix Medical Systems, Inc......................      2,000           12,531
 *Novavax, Inc.........................................      4,800           28,500
 *Noven Pharmaceuticals, Inc...........................      4,300           80,356
 *Novoste Corp.........................................      2,800          105,700
 *NPC International, Inc...............................      4,500           41,766
 *NPS Pharmaceuticals, Inc.............................      5,000           63,281
 *NS Group, Inc........................................      5,400           98,888
 *Nstor Technology.....................................      5,700           16,388
 *NTN Communications, Inc..............................      6,700           15,913
 *Nu Horizons Electronics Corp.........................      2,330           40,338
 *Nucentrix Broadband Networks, Inc....................      2,100           44,363
 *NuCo2, Inc...........................................      1,100            6,325
 *Nuevo Energy Co......................................      4,400           84,975
 NUI Corp..............................................      3,200           89,600
 *Number Nine Visual Technology Corp...................        700               53
 *Numerex Corp. Class A................................      2,700           24,891
 *NuSkin Enterprises, Inc..............................        200            1,325
 *Nutraceutical International Corp.....................      1,400            5,053
 *NYFIX, Inc...........................................      4,275          114,223
 Nymagic, Inc..........................................      1,600           22,500
 *O.I. Corp............................................        300            1,167
 *Oak Technology, Inc..................................      9,003          133,076
 *Oakley, Inc..........................................      8,100           78,469
 Oakwood Homes Corp....................................      9,400           27,025
 *OAO Technology Solutions, Inc........................      4,500           13,711
 *Objective Systems Integrators, Inc...................      9,000           66,234
 *Oceaneering International, Inc.......................      5,800          113,100
 OceanFirst Financial Corp.............................      3,300           56,306
 *O'Charleys, Inc......................................      3,900           54,722
 *Ocular Sciences, Inc.................................      5,700           78,197
 *Ocwen Financial Corp.................................     17,900          102,925
 *ODS Networks, Inc....................................      4,700           68,444
 *Odwalla, Inc.........................................      1,000            6,094
 *Officemax, Inc.......................................      2,500           13,594
 *Offshore Logistics, Inc..............................      5,300           74,366
 Ogden Corp............................................     12,400          106,950
 Oglebay Norton Co.....................................      1,000           20,875
 Ohio Casualty Corp....................................      2,500           29,922
 Oil-Dri Corp. of America..............................        400            3,875
 *Old Dominion Freight Lines, Inc......................        800            7,300
 Olin Corp.............................................      4,400           68,750
 *Olympic Steel, Inc...................................      1,000            4,344
 Omega Financial Corp..................................      1,700           39,259
 *Omega Protein Corp...................................      2,400            6,750
 *Omega Research, Inc..................................      2,400            7,688
 *Omega Worldwide, Inc.................................      2,500           10,313
 *OMNI Energy Services Corp............................        100               72
 *Omni Nutraceuticals, Inc.............................      5,400           17,719
 *Omtool, Ltd..........................................      2,500            4,531
 *On Assignment, Inc...................................      5,400          139,725
 *On Command Corp......................................      5,500           90,063
 *On Technology Corp...................................      3,600           10,350
 *One Price Clothing Stores, Inc.......................        900            2,138
 Oneida, Ltd...........................................      3,300           62,906
 Oneok, Inc............................................        200            5,825
 *Ontrack Data International, Inc......................      1,000            7,406
 *Onyx Acceptance Corp.................................      1,200            4,950

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Onyx Pharmacueticals, Inc............................      3,500     $     24,281
 *Open Market, Inc.....................................      8,800           93,225
 *Opta Food Ingredients, Inc...........................        600            1,359
 *Opti, Inc............................................      2,200            8,800
 *Optical Cable Corp...................................      3,800           90,606
 *Optical Sensors, Inc.................................      1,800            1,125
 *Optika Imaging Systems, Inc..........................      1,900           12,053
 *Option Care, Inc.....................................      2,300           15,022
 *ORBIT/FR, Inc........................................      1,500            4,219
 *Orbital Sciences Corp................................      9,400          115,150
 Oregon Trail Financial Corp...........................        300            2,897
 *O'Reilly Automotive, Inc.............................      6,800           92,013
 *Organogenesis, Inc...................................      8,500           75,438
 *Oriole Homes Corp. Class A Convertible...............        100              188
 *Oriole Homes Corp. Class B...........................        200              325
 *Oroamerica, Inc......................................        600            4,369
 *Orphan Medical, Inc..................................      1,300            9,141
 *OrthAlliance, Inc....................................      3,300           19,491
 *Orthodontic Centers of America, Inc..................      9,600          220,200
 *Orthologic Corp......................................      6,800           31,450
 Oshkosh B'Gosh, Inc. Class A..........................      2,800           47,338
 Oshkosh Truck Corp. Class B...........................      3,200           97,900
 *Oshman's Sporting Goods, Inc.........................        600            1,875
 *OSI Pharmaceutical, Inc..............................      5,400           54,000
 *OSI Systems, Inc.....................................      2,400           14,325
 *Osicom Technologies, Inc.............................      2,200           93,088
 *Osmonics, Inc........................................      2,800           25,200
 *Osteotech, Inc.......................................      2,800           25,069
 *Ostex International, Inc.............................      2,500            4,922
 Ottawa Financial Corp.................................      1,520           28,833
 Otter Tail Power Co...................................      4,800          101,100
 *Outlook Group Corp...................................        400            2,225
 *Overland Data........................................      2,500           20,391
 Overseas Shipholding Group, Inc.......................      4,500          104,344
 Owens & Minor, Inc....................................      6,500           70,281
 Oxford Industries, Inc................................      1,500           23,156
 *Oxigene, Inc.........................................      2,600           29,088
 *Oxis International, Inc..............................      2,000            3,250
 *OYO Geospace Corp....................................      1,100           17,600
 *P.F. Chang's China Bistro, Inc.......................      2,000           64,313
 *Pacific Aerospace and Electronics, Inc...............      4,300            5,442
 Pacific Capital Bancorp...............................      3,000           80,625
 *Pacific Gateway Exchange, Inc........................      4,900           15,695
 *Pacific Sunwear of California, Inc...................      1,000           16,063
 *Packaged Ice, Inc....................................      4,800           16,800
 *Pagasus Systems, Inc.................................      2,000           27,938
 *Paging Network, Inc..................................      6,500            4,367
 *Pairgain Technologies, Inc...........................      7,100          203,681
 *Palm Harbor Homes, Inc...............................      2,600           40,300
 *PAM Transportation Services, Inc.....................        900            7,650
 Pamrapo Bancorp, Inc..................................        200            3,963
 *Panavision, Inc......................................        500            3,625
 *Panera Bread CO......................................      2,100           17,850
 *Panja, Inc...........................................      1,900           19,297
 *Papa John's International, Inc.......................      1,500           37,500
 *Par Technology Corp..................................      1,600            6,100
 Paragon Technologies, Inc.............................        400            2,600
 *Parallel Petroleum Corp..............................      1,800            4,894
 *Paravant, Inc........................................      3,500            9,789
 Park Electrochemical Corp.............................      2,100           52,631
                                                            SHARES           VALUE+
                                                            ------           ------
 *Parker Drilling Co...................................     17,400     $    105,488
 Parker-Hannifin Corp..................................         79            3,293
 *Parkervision, Inc....................................      2,400           72,450
 *Park-Ohio Holdings Corp..............................      2,200           18,563
 Parkvale Financial Corp...............................      1,200           21,450
 *Parlex Corp..........................................      1,000           22,219
 *Parlux Fragrances, Inc...............................      1,600            4,850
 *Pathogenesis Corp....................................      3,300           49,809
 *Patient Infosy.......................................      1,600            1,250
 Patina Oil & Gas Corp.................................      3,300           57,131
 Patrick Industries, Inc...............................      1,100            7,219
 Patriot Bank Corp.....................................      1,200            9,525
 *Patterson Energy, Inc................................      6,500          157,016
 *Paul Harris Stores, Inc..............................      2,200            5,913
 *Paul-Son Gaming Corp.................................        300              900
 *Paxar Corp...........................................     10,200          102,638
 *Paxson Communications Corp...........................     13,400          103,850
 *PBOC Holdings, Inc...................................      4,100           37,413
 *PC Connection, Inc...................................      2,850          115,603
 *PC Service Source, Inc...............................        500              563
 *P-Com, Inc...........................................     12,900           94,734
 *Peapod, Inc..........................................      3,600            7,538
 *Pediatrix Medical Group, Inc.........................      3,900           27,788
 *Peerless Systems Corp................................      1,400            3,325
 *Pegasystems, Inc.....................................      7,200           43,425
 Penford Corp..........................................      1,500           26,953
 *Penn National Gaming, Inc............................      1,400           19,513
 Penn Virginia Corp....................................      1,800           40,163
 *Pennaco Energy, Inc..................................      3,800           57,950
 Penn-America Group, Inc...............................        700            6,431
 Pennfed Financial Services, Inc.......................        800           10,700
 *Pentacon, Inc........................................      1,300            2,397
 Penton Media, Inc.....................................      3,800          106,400
 *Penwest Pharmaceuticals Company......................      2,800           32,375
 Peoples Bancshares, Inc. Massachusetts................        600           10,463
 Pep Boys - Manny, Moe & Jack..........................      1,600           11,400
 *Perceptron, Inc......................................      1,600            6,350
 *Performance Food Group Co............................      2,800           88,463
 *Performance Technologies, Inc........................      2,650           26,914
 *Pericom Semiconductor Corp...........................      1,900           77,900
 *Perini Corp..........................................      1,400            4,025
 Permanent Bancorp, Inc................................      1,000           19,125
 *Perrigo Co...........................................     16,300           99,328
 *Perry Ellis International, Inc.......................      1,700           16,548
 *Per-Se Technologies, Inc.............................      2,833           18,503
 *Personnel Group of America, Inc......................      3,200           12,800
 *Pervasive Software, Inc..............................      3,100           15,597
 *Petco Animal Supplies, Inc...........................      4,200           79,669
 *Petrocorp, Inc.......................................        800            5,650
 *Petroglyph Energy, Inc...............................        600            1,219
 *Petroleum Development Corp...........................      4,000           21,375
 *PetSmart, Inc........................................     22,300           66,552
 PFF Bancorp, Inc......................................      1,400           19,513
 *Pharmaceutical Products Development Service Co.......      6,200          102,494
 *Pharmaceutical Resources, Inc........................      6,100           36,600
 *Pharmacopeia, Inc....................................      5,200          113,588
 *Pharmacyclics........................................      3,800          160,669
 *Pharmanetics, Inc....................................      1,500           23,438
 *Pharmchem Laboratories, Inc..........................      1,400            3,806
 *Phar-Mor, Inc........................................      2,400            4,050

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Philadelphia Consolidated Holding Corp...............      2,500     $     42,266
 *Phillips (R.H.), Inc.................................      1,300            3,616
 Phillips-Van Heusen Corp..............................      4,400           38,225
 *Phoenix International, Ltd...........................      1,700            3,267
 Phoenix Investment Partners, Ltd......................      4,400           36,850
 *Phoenix Technologies, Ltd............................      6,200          111,406
 *Photoelectron Corp...................................      1,600            6,800
 *Photon Dynamics, Inc.................................        500           30,141
 *PhotoWorks, Inc......................................      3,300            9,952
 *Photronics, Inc......................................      2,900           69,872
 Piccadilly Cafeterias, Inc............................      2,100            6,038
 *Picturetel Corp......................................     10,200           31,397
 Pier 1 Imports, Inc. DE...............................     12,500          106,250
 *Piercing Pagoda, Inc.................................      1,800           25,650
 Pilgrim Pride Corp....................................      4,900           39,200
 Pilgrim's Pride Corp..................................        900            5,344
 Pillowtex Corp........................................      2,900           13,775
 *Pilot Network Services, Inc..........................      3,700           36,884
 *Pinnacle Entertainment, Inc..........................      6,600          125,813
 *Pinnacle Global Group, Inc...........................        700            2,581
 *Pinnacle Systems, Inc................................      1,300           31,078
 *Pioneer Group, Inc...................................      5,300          221,109
 *Pioneer Natural Resources Co.........................        700           10,456
 Pioneer Standard Electronics, Inc.....................      5,400           64,631
 Pitt-Des Moines, Inc..................................      1,200           27,900
 Pittston Brink's Group................................      1,018           15,461
 Pizza Inn, Inc........................................      2,300            8,194
 *PJ America, Inc......................................      1,100           11,928
 *Plains Resources, Inc................................      3,500           53,375
 *Planar Systems, Inc..................................      2,100           20,278
 *Platinum Entertainment, Inc..........................      1,500              820
 *Plato Learning, Inc..................................      1,400           17,588
 *Playboy Enterprises, Inc. Class A....................        900           10,744
 *Playboy Enterprises, Inc. Class B....................      3,600           47,250
 *Playtex Products, Inc................................        100            1,163
 *Plexus Corp..........................................      1,600          133,650
 *Pliant Systems, Inc..................................        900            4,584
 *PLM International, Inc...............................        700            5,206
 PMR Corp..............................................        800            2,775
 *Point West Capital Corp..............................        500            1,859
 *Polymedica Industries, Inc...........................      2,600           69,225
 Polymer Group, Inc....................................      8,000           58,500
 *Polyvision Corp......................................      2,600            6,500
 *Pomeroy Computer Resource, Inc.......................      2,400           35,175
 Pope & Talbot, Inc....................................      3,000           55,688
 *Porta Systems Corp...................................      1,900            3,325
 *Possis Medical, Inc..................................      3,800           28,975
 *Power Intergrations, Inc.............................      4,300          100,781
 *Powercerv Corp.......................................      2,600            3,534
 *Power-One, Inc.......................................      2,100          185,194
 *Powerwave Technologies, Inc..........................      4,900          265,366
 *PPT Vision, Inc......................................      1,100            5,088
 Precision Castparts Corp..............................      1,700           82,875
 Premier Financial Bancorp.............................      1,300            9,709
 *Premiumwear, Inc.....................................        200            2,631
 *Pre-Paid Legal Services, Inc.........................      4,700          141,881
 Presidential Life Corp................................      3,000           44,156
 *Presstek, Inc........................................      5,500          104,844
 *PRI Automation, Inc..................................      1,200           61,688
 *Price Communications Corp............................      2,543           58,012
 *Pricesmart, Inc......................................        400           14,350
                                                            SHARES           VALUE+
                                                            ------           ------
 *Pride International, Inc.............................      2,500     $     63,594
 *Prima Energy Corp....................................      2,150           89,763
 *Primark Corp.........................................      5,000          130,000
 *Prime Hospitality Corp...............................      4,700           40,538
 *Prime Medical Services, Inc..........................      4,100           32,159
 Primex Technologies, Inc..............................      2,100           40,622
 *Primix Solutions, Inc................................      2,900           14,953
 *Primus Telecommunications Group, Inc.................      1,000           26,094
 *Princeton Video Image, Inc...........................      2,000           12,594
 *Printrak International, Inc..........................      2,900           20,934
 *Printronix, Inc......................................      1,200           17,138
 *Printware, Inc.......................................        300              844
 *Priority Healthcare Corp.............................      1,900           97,375
 *ProBusiness Services, Inc............................      5,900          157,456
 *Procom Technology, Inc...............................      2,300           57,572
 Professional Bancorp, Inc.............................        200              700
 *Professional Detailing, Inc..........................      3,400           90,419
 *Professionals Group, Inc.............................      1,800           29,869
 *Progenics Pharmaceuticals, Inc.......................      2,400           24,975
 *Programmers Paradise, Inc............................      1,000            3,406
 Progress Financial Corp...............................      1,415           16,803
 *Progress Software Corp...............................      7,100          109,828
 *Project Software & Development, Inc..................      4,400           96,663
 *Prophet 21, Inc......................................        100            1,338
 *Protein Design Labs, Inc.............................        700           74,659
 *Protocol Systems, Inc................................      2,000           31,063
 *Provant, Inc.........................................      4,700           17,772
 Provident Bancorp, Inc................................      1,000           15,438
 Provident Bankshares Corp.............................      5,300           77,347
 *Provident Financial Holdings, Inc....................        800           11,750
 *Province Healthcare Co...............................      3,100           86,800
 *Proxymed, Inc........................................      3,600            4,838
 *PRWW, Ltd............................................      1,400           11,113
 *PSC, Inc.............................................      1,200            5,438
 *PSS World Medical, Inc...............................      6,500           54,844
 *PSW Technologies, Inc................................      1,900           18,406
 Psychemedics Corp.....................................      4,300           20,425
 *PTEK Holdings, Inc...................................     11,700           40,219
 Public Service Co. of New Mexico......................     10,000          166,875
 Pulaski Financial Corp................................        700            8,138
 *Puma Technology, Inc.................................      2,200           48,469
 *Pure Resources, Inc..................................      3,441           51,615
 *Pure World, Inc......................................      1,700            5,259
 PXRE Group, Ltd.......................................      2,200           32,725
 *Qad, Inc.............................................      7,600           28,975
 *QC Optics, Inc.......................................        600              788
 *QRS Corp.............................................      2,900           79,659
 *Quad Systems Corp....................................        400              619
 *QuadraMed Corp.......................................      5,000           11,328
 Quaker Chemical Corp..................................      2,200           36,438
 *Quaker Fabric Corp...................................      3,100           16,953
 *Quality Dining, Inc..................................      3,100           10,172
 Quality Systems, Inc..................................      1,200            8,663
 Quanex Corp...........................................      1,400           20,475
 *Quantum Corp-Hard Disk Drive Group...................        177            1,670
 Queens County Bancorp.................................      4,200           82,819
 *Quest Educational Corporation........................      2,700           25,523
 *Questcor Pharmaceuticals, Inc........................      4,900            6,431
 *Quidel Corp..........................................      4,900           30,778
 *Quigley Corp.........................................      1,000            1,719

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Quiksilver, Inc......................................      4,400     $     59,950
 *Quintel Entertainment, Inc...........................      3,100            7,314
 *Quipp, Inc...........................................        100            1,869
 Quixote Corp..........................................      1,600           22,800
 *Quokka Sports, Inc...................................      8,900           39,772
 *Quorum Health Group, Inc.............................      9,000           87,047
 *R H Donnelley Corp...................................      7,400          136,900
 *Racing Champions Corp................................      3,100            5,086
 *Radiance Medical Systems, Inc........................      2,400           22,463
 *Radiant Systems, Inc.................................      5,300           82,978
 *Radiologix, Inc......................................      3,900           15,844
 *RadiSys Corp.........................................        211            8,288
 *Railamerica, Inc.....................................      2,467           13,029
 *RailWorks Corp.......................................      3,600           33,525
 *Rainbow Rentals, Inc.................................      1,100           11,413
 *Rainbow Technologies, Inc............................      2,400           75,825
 *Rainforest Cafe, Inc.................................      4,800           14,250
 *Ralcorp Holdings, Inc................................      7,600           96,900
 Range Resources Corp..................................      3,900           10,969
 *Rare Hospitality International, Inc..................      2,400           66,300
 *Rare Medium Corp.....................................      1,800           24,581
 Raven Industries, Inc.................................        500            6,813
 *Rawlings Sporting Goods, Inc.........................      1,600            9,350
 *Rayovac Corp.........................................      6,900          122,475
 *Raytech Corp. DE.....................................        300              919
 *Raytel Med Corp......................................      1,700            4,250
 *RCM Technologies, Inc................................        700            5,622
 *RDO Equipment Co. Class A............................      1,100            6,188
 *Read-Rite Corp.......................................     12,500           24,609
 *Recoton Corp.........................................      2,300           19,047
 *Redhook Ale Brewery, Inc.............................        700            1,214
 Redwood Empire Bancorp................................        700           13,344
 *Reebok International, Ltd............................     18,900          262,238
 *Refac................................................        300              956
 Regal Beloit Corp.....................................      4,200           70,350
 *Regeneron Pharmaceuticals, Inc.......................      5,400          109,688
 *Regent Communications, Inc...........................      2,000           11,125
 Regis Corp............................................     10,200          122,400
 *Rehabcare Group, Inc.................................      1,400           60,200
 *Rehabilicare, Inc....................................      2,100            5,447
 *Reliability, Inc.....................................      1,300            5,281
 Reliance Group Holdings, Inc..........................      8,800           20,350
 Reliance Steel and Aluminum Co........................      5,500          115,156
 Reliastar Financial Corp..............................        250           12,875
 *Relm Wireless Corp...................................      1,000            2,469
 *Remec, Inc...........................................      5,100          173,081
 *Remedy Corp..........................................        700           29,159
 *RemedyTemp, Inc......................................      1,400           26,031
 *Remington Oil & Gas Corp.............................      4,300           28,084
 *Renaissance Worldwide, Inc...........................     11,400           25,294
 *Rent-A-Center, Inc...................................      5,100          103,275
 *Rentrak Corp.........................................      2,100            7,481
 *Rent-Way, Inc........................................      4,400          117,425
 *Repligen Corp........................................      5,600           25,375
 *Reptron Electronics, Inc.............................      1,200           12,225
 Republic Bancorp, Inc.................................      9,004           88,352
 Republic Bancorp, Inc. Class A........................      2,900           18,714
 *Republic Bankshares, Inc.............................      2,100           20,606
 *Republic First Bancorp, Inc..........................        800            3,525
 Republic Group, Inc...................................      1,100           10,175
 Republic Security Financial Corp......................     12,200           50,134
 *Res-Care, Inc........................................      4,900           37,669
                                                            SHARES           VALUE+
                                                            ------           ------
 *Research Partners International, Inc.................      1,700     $      2,603
 *ResMed, Inc..........................................      2,600           62,400
 *ResortQuest International, Inc.......................      3,800           18,050
 Resource Bancshares Mortgage Group, Inc...............        206              991
 *Respironics, Inc.....................................      6,600          106,013
 *Response Oncology, Inc...............................      1,100            1,066
 *Restoration Hardware, Inc............................      1,700           10,758
 *Revlon, Inc..........................................      5,000           35,000
 *Rex Stores Corp......................................        600           12,675
 *Rexx Environmental Corp..............................        500            2,438
 *RF Monolithics, Inc..................................      1,200           10,913
 *Ribozyme Pharmaceuticals.............................      3,000           37,219
 Richardson Electronics, Ltd...........................      2,300           28,247
 Richmond County Financial Corp........................      5,800          108,569
 Riggs National Corp...................................      2,100           30,581
 *Right Management Consultants, Inc....................      1,200           12,300
 *Right Start, Inc.....................................      1,100            4,194
 *Rimage Corp..........................................      1,600           24,550
 Riverview Bancorp, Inc................................        400            3,538
 Rivianna Foods, Inc...................................      2,800           46,638
 *Riviera Holdings Corporation.........................      1,100            8,113
 RLI Corp..............................................      1,700           61,838
 *RMH Teleservices, Inc................................      1,700           10,625
 *RMI.Net, Inc.........................................      3,600           10,631
 *Roadhouse Grill, Inc.................................      1,900           10,688
 Roadway Express, Inc..................................      3,900           83,728
 Roanoke Electric Steel Corp...........................      2,200           29,081
 Robbins & Myers, Inc..................................      2,100           45,413
 *Robertson-Ceco Corp..................................      1,600           18,300
 *Robinson Nugent, Inc.................................      1,000           11,250
 *Robotic Vision Systems, Inc..........................      6,900           81,722
 *Rochester Medical Corp...............................      1,100            9,625
 *Rock of Ages Co......................................        700            3,500
 Rock-Tenn Co. Class A.................................      2,300           21,994
 *Rofin-Sinar Technologies, Inc........................      2,300           27,959
 *Rogers Corp..........................................      1,600           49,500
 *Rogue Wave Software, Inc.............................      2,100            8,991
 *Rohn Industries, Inc.................................     13,200           41,869
 Rollins Truck Leasing Corp............................      5,600           52,850
 Rollins, Inc..........................................      7,500           89,063
 *Ross Systems, Inc....................................      4,700            6,536
 *Rottlund, Inc........................................        500            1,156
 Rouge Industries, Inc. Class A........................        500            2,250
 Rowe Furniture Corp...................................      2,600           11,375
 *Royal Appliance Manufacturing Co.....................      3,500           21,438
 Royal Bancshares of Pennsylvania Class A..............        100            1,525
 *Royal Energy, Inc....................................        300              919
 *Royal Gold, Inc......................................      3,500            9,133
 RPC, Inc..............................................      6,500           69,063
 *RSA Security, Inc....................................      1,500           86,250
 *RTI International Metals, Inc........................      2,000           26,000
 *RTW, Inc.............................................      2,500           10,078
 *Rubio's Restaurants, Inc.............................        500            3,906
 Ruby Tuesday, Inc.....................................     15,600          154,050
 Ruddick Corp..........................................     11,600          160,950
 *Rural Cellular Corp. Class A.........................        300           20,306
 *Rush Enterprises, Inc................................        900            6,244
 Russ Berrie & Co., Inc................................      4,100           77,644
 Russell Corp..........................................      3,100           68,975
 *RWD Technologies, Inc................................      3,000           12,656

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ryans Family Steak Houses, Inc.......................      7,100     $     64,344
 Ryerson Tull, Inc.....................................      2,400           23,700
 Ryland Group, Inc.....................................      1,300           28,844
 *S&K Famous Brands, Inc...............................        900            6,188
 S&T Bancorp, Inc......................................      5,400           97,031
 *S3, Inc..............................................      4,924           78,664
 *Sabratek Corp........................................        600               32
 *Safeguard Health Enterprises, Inc....................        500              488
 *Safety 1st, Inc......................................      1,700           23,428
 *Safety Components International, Inc.................        500               23
 *Saga Communications, Inc. Class A....................      2,900           59,813
 *SAGA Systems, Inc....................................      7,200          105,750
 *Salton/Maxim Housewares, Inc.........................      2,200           69,713
 *Sames Corp...........................................        200            3,400
 *Samsonite Corp.......................................      3,200           15,300
 *San Filippo (John B.) & Son, Inc.....................      1,100            3,850
 *Sanchez Computer Associates, Inc.....................      5,000           84,375
 Sanderson Farms, Inc..................................      1,300            8,734
 *Sandy Spring Bancorp, Inc............................      1,900           41,503
 *Sangstat Medical Corp................................      3,500           93,625
 *Santa Cruz Operation, Inc............................      8,800           36,575
 *Satcon Technology Corp...............................      2,500           40,156
 *Saucony, Inc. Class A................................        500            5,359
 *Saucony, Inc. Class B................................        700            7,000
 Sauer, Inc............................................      5,500           47,438
 *Savoir Technology Group, Inc.........................      2,600           20,638
 *SBE, Inc.............................................        600           11,231
 *SBS Technologies, Inc................................      1,300           42,250
 *Scan-Optics, Inc.....................................        700              689
 *ScanSoft, Inc........................................      9,190           22,257
 *ScanSource, Inc......................................      1,100           30,456
 *SCB Computer Technology, Inc.........................      2,900            6,163
 *SCC Communications Corp..............................      2,200           12,169
 Schawk, Inc. Class A..................................      4,500           35,719
 *Scheid Vineyards, Inc................................        200              763
 *Schein (Henry), Inc..................................      8,400          148,313
 *Schein Pharmaceutical, Inc...........................      6,600          134,888
 *Scherer Healthcare, Inc..............................        400            1,488
 *Schick Technologies, Inc.............................        500              938
 *Schieb (Earl), Inc...................................        400            1,275
 *Schmitt Industries, Inc..............................      1,000            2,688
 Schnitzer Steel Industries, Inc. Class A..............      1,100           16,397
 *Schuff Steel Company.................................      1,800            5,850
 *Schuler Homes, Inc...................................      2,000           12,375
 Schulman (A.), Inc....................................      3,000           35,719
 Schultz Sav-O Stores, Inc.............................      1,200           13,650
 Schweitzer-Maudoit International, Inc.................      3,100           42,625
 *Sciclone Pharmaceuticals, Inc........................      6,200           52,216
 *Scientific Games Holdings Corp.......................      2,400           57,900
 *Scios-Nova, Inc......................................      9,600           41,400
 *SCM Microsystems, Inc................................      1,300           89,944
 *Scott Technologies, Inc..............................      3,600           65,363
 *SCP Pool Corp........................................      2,300           77,769
 SCPIE Holdings, Inc...................................      2,400           58,350
 Seaboard Corp.........................................        250           46,000
 *Seachange International, Inc.........................      1,950           50,334
 *Seacor Smit, Inc.....................................        500           32,063
 Seaway Food Town, Inc.................................      1,300           19,866
 Second Bancorp, Inc...................................      1,900           29,331
 *Secure Computing Corp................................      6,000           69,188
 *SED International Holdings, Inc......................      1,400            4,506
                                                            SHARES           VALUE+
                                                            ------           ------
 *SEEC, Inc............................................      1,200     $      5,456
 *Segue Software, Inc..................................      1,900           16,269
 *Select Comfort Corp..................................      2,000            7,594
 Selective Insurance Group, Inc........................      3,300           61,153
 SEMCO Energy, Inc.....................................      3,500           46,813
 *Semitool, Inc........................................      5,600           79,275
 *SEMX Corp............................................      1,200            9,488
 *Sensory Science Corp.................................      2,800            7,350
 *Sequa Corp. Class A..................................      1,400           66,763
 *SeraCare, Inc........................................      1,700            4,144
 *Servotronics, Inc....................................        200              750
 *Shared Technologies Cellular, Inc....................      1,800            2,813
 *Sharper Image Corp...................................      2,400           26,925
 *Shaw Group, Inc......................................      3,100          135,238
 *Sheffield Medical Technologies, Inc..................      7,000           28,875
 *Sheldahl, Inc........................................      2,400           11,288
 *Shiloh Industries, Inc...............................      1,300           13,325
 *Shoe Carnival, Inc...................................      2,700           19,659
 *Shoe Pavilion, Inc...................................        600              938
 *Sholodge, Inc........................................        500            2,031
 *Shop At Home, Inc....................................      7,100           29,953
 *Shopko Stores, Inc...................................      7,600          139,650
 Shoreline Financial Corp..............................        500            6,750
 *Shuffle Master, Inc..................................      1,400           20,606
 *SICOR, Inc...........................................      8,000           68,250
 *Siebert Financial Corp...............................      5,700           42,394
 *Sierra Health Services, Inc..........................      6,800           28,475
 *SierraCities.com, Inc................................      3,800           15,259
 *Sight Resource Corp..................................        900              802
 *Sigma Designs, Inc...................................      3,100           10,947
 *Signal Technology Corp...............................      1,600           23,700
 *Silgan Holdings, Inc.................................        700            6,606
 *Silicon Storage Technology, Inc......................      1,200           89,138
 *Silicon Valley Bancshares............................      3,400          111,669
 *Silicon Valley Group, Inc............................      4,000          106,375
 *Simon Transportation Services, Inc...................        600            3,431
 Simpson Industries, Inc...............................      3,600           31,725
 *Simpson Manufacturing Co., Inc.......................        100            4,763
 *Simula, Inc..........................................      1,400            2,713
 *Sipex Corp...........................................      5,500          120,484
 *Sirius Satellite Radio, Inc..........................      2,300           86,969
 *Sitel Corp...........................................     15,200           88,350
 *Sizzler International, Inc...........................      5,800           17,038
 *Skyepharma P.L.C. ADR................................         87            1,198
 Skyline Corp..........................................        500           10,313
 *SkyMall, Inc.........................................      2,100            5,119
 Skywest, Inc..........................................      2,500           95,391
 SL Industries, Inc....................................      1,100            9,419
 SLI, Inc..............................................      8,600          111,800
 *SMC Corp.............................................        500            1,984
 Smith (A.O.) Corp.....................................        700           14,700
 *Smith Micro Software, Inc............................      3,200           21,600
 Smucker (J.M.) Co. Class A............................      2,800           49,525
 Smucker (J.M.) Co. Class B............................      2,900           48,756
 *Socrates Technolgies Corp............................      3,300            3,713
 *Softech, Inc.........................................      1,600            1,750
 *Softnet Systems, Inc.................................      6,700           71,397
 *Software Spectrum, Inc...............................        500            7,234
 *Sola International, Inc..............................      6,200           31,000
 *Somnus Medical Technologies, Inc.....................      2,900            8,519
 *Sonic Automotive, Inc................................      6,000           58,500
 *Sonic Corp...........................................      3,700          102,328

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Sonic Foundry, Inc...................................      1,700     $     24,066
 *Sonic Solutions......................................      2,300            9,523
 *Sonus Pharmaceuticals, Inc...........................      1,800            5,231
 *SOS Staffing Services, Inc...........................      2,500            7,578
 *Sound Advice, Inc....................................        800            7,925
 *Source Media, Inc....................................      3,200           17,550
 South Financial Group, Inc............................      1,600           20,100
 South Jersey Industries, Inc..........................      2,300           59,944
 *Southern Union Co....................................      3,573           61,634
 *Southwall Technologies, Inc..........................      1,500           12,516
 Southwest Bancorp, Inc................................      1,000           16,563
 *Southwest Bancorporation of Texas, Inc...............      7,000          138,906
 Southwest Securities Group, Inc.......................      3,000           87,000
 Southwest Water Co....................................      1,100           14,506
 Southwestern Energy Co................................      6,200           57,350
 *Spacelabs Medical, Inc...............................      1,900           21,553
 Span-American Medical System, Inc.....................        200              728
 *SPAR Group, Inc......................................      1,000            2,563
 Spartan Motors, Inc...................................      1,200            5,325
 *Sparton Corp.........................................        700            2,888
 *Spatial Technology, Inc..............................      2,300            8,050
 *Special Metals Corp..................................      2,400            5,625
 *Specialty Equipment Co., Inc.........................      3,800           80,275
 *SpectraLink Corp.....................................      4,700           70,647
 *Spectranetics Corp...................................      5,800           27,006
 *Spectra-Physics Laser, Inc...........................      1,400           55,125
 *Spectrian Corp.......................................      2,300           34,788
 *Spectrum Control, Inc................................      2,200           21,863
 *SpectRx, Inc.........................................      1,600           17,300
 *SpeedFam-IPEC, Inc...................................      7,352           96,725
 *Speizman Industries, Inc.............................        300            1,088
 *Spire Corp...........................................        300            1,406
 *Splash Technology Holdings, Inc......................      2,800           22,138
 *Sport Chalet, Inc....................................        600            2,925
 *Sport Supply Group, Inc..............................      1,800            8,550
 *Sport-Haley, Inc.....................................        300            1,289
 *Sports Club Co., Inc.................................      3,500           11,813
 *SportsLine USA, Inc..................................      5,900           67,850
 *Sportsman's Guide, Inc...............................        900            2,644
 Springs Industries, Inc. Class A......................      2,100           99,750
 *SPS Technologies, Inc................................      2,500           87,813
 *SPSS, Inc............................................      1,900           47,500
 *Spyglass, Inc........................................      2,000           62,063
 *SRS Labs, Inc........................................      2,300           21,419
 *SS&C Technologies, Inc...............................      3,100           14,192
 *SSE Telecom, Inc.....................................      1,200            3,300
 St. Francis Capital Corp..............................      1,000           13,781
 St. Joseph Light & Power Co...........................      1,700           35,806
 St. Mary Land & Exploration Co........................      3,400          122,506
 *Staar Surgical Co....................................      2,900           39,603
 *Staff Leasing, Inc...................................      4,300           15,386
 *Staffmark, Inc.......................................      7,300           36,044
 Standard Commercial Corp..............................      3,200           10,000
 *Standard Management Corp.............................      1,600            5,450
 *Standard Microsystems Corp...........................      3,100           40,397
 Standard Motor Products, Inc. Class A.................      2,600           25,188
 Standard Pacific Corp. DE.............................      5,700           64,838
 Standard Register Co..................................      2,300           31,194
 Standex International Corp............................      2,500           42,031
 *Stanley Furniture, Inc...............................      1,400           31,631
                                                            SHARES           VALUE+
                                                            ------           ------
 *Star Buffet, Inc.....................................        200     $        531
 *STAR Telecommunications, Inc.........................      5,800           12,144
 *Starmet Corp.........................................      1,000            2,844
 Starrett (L.S.) Co. Class A...........................        500           10,156
 *Startec Global Communications Corp...................      2,000           23,063
 *StarTek, Inc.........................................      1,700          107,738
 *Starter Corp.........................................        800                4
 State Financial Services Corp. Class A................      1,800           18,281
 Staten Island Bancorp, Inc............................      1,800           30,488
 *Station Casinos, Inc.................................      2,800           75,950
 *Steel Dynamics, Inc..................................      9,000           84,094
 Steel Technologies, Inc...............................      1,000            7,469
 *Stein Mart, Inc......................................      6,600           51,356
 *Steinway Musical Instruments, Inc....................      2,100           36,488
 *Stemcells, Inc.......................................      4,900           12,480
 Stepan Co.............................................        600           13,125
 *Stericycle, Inc......................................      3,000           61,031
 *Sterile Recoveries, Inc..............................      1,100            7,356
 Sterling Bancorp......................................      1,600           25,400
 Sterling Bancshares...................................      5,200           58,013
 *Sterling Financial Corp. WA..........................      1,600           16,550
 Stewart & Stevenson Services, Inc.....................      2,700           37,631
 Stewart Enterprises, Inc..............................      6,700           27,009
 Stifel Financial Corp.................................      1,500           14,250
 *STM Wireless, Inc. Class A...........................      1,400            6,213
 Stone & Webster, Inc..................................      2,800            2,713
 *Stone Energy Corp....................................        500           30,781
 *Stoneridge, Inc......................................      4,400           49,500
 *Storage Computer Corp................................      2,400           16,800
 *Strategic Diagnostics, Inc...........................      3,300           19,697
 *Strategic Distribution, Inc..........................      3,000            6,375
 *Stratesec, Inc.......................................      1,700            4,250
 *Strattec Security Corp...............................        900           31,219
 *Stratus Properties, Inc..............................      2,700           12,488
 Strayer Ed, Inc.......................................      3,100           77,016
 Stride Rite Corp......................................        700            4,594
 *Strouds, Inc.........................................        700            1,455
 *Structural Dynamics Research Corp....................      7,100           80,541
 Sturm Ruger & Co., Inc................................      5,500           55,000
 *Styleclick.com, Inc..................................      1,500           15,609
 *Suburban Lodges of America, Inc......................      1,100            6,188
 *Success Bancshares, Inc..............................        100            1,025
 *Successories, Inc....................................        600            1,144
 *Summa Industries, Inc................................        500            5,453
 *Summit Technology, Inc...............................      9,300          172,370
 *Sunair Electronics, Inc..............................        400            1,050
 *Sunbeam Corp.........................................     26,500           82,813
 *Sunburst Hospitality Corp............................      3,800           16,863
 *Sunglass Hut International, Inc......................     11,300           67,977
 *Sunquest Information Systems, Inc....................      3,100           23,250
 *Sunrise Assisted Living, Inc.........................      5,400           98,381
 *Sunrise Resources, Inc...............................        700            3,445
 *Sunrise Technologies International, Inc..............      9,200           80,213
 *SunSource, Inc.......................................      1,300            5,850
 *Superconductor Technologies, Inc.....................      2,800           39,375
 *Supergen, Inc........................................      2,300           54,122
 *Superior Consultant Holdings Corp....................      2,100           16,439
 *Superior Energy Services, Inc........................     12,000          121,500
 *Superior National Insurance Group, Inc...............      1,000               90

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Superior Surgical Manufacturing Co., Inc..............        700     $      6,038
 Superior Telecom, Inc.................................      5,000           54,375
 *Supertex, Inc........................................      2,400           68,175
 *Suprema Specialties, Inc.............................      1,100            9,763
 *Supreme Industries, Inc..............................      1,816            9,194
 *SurModics, Inc.......................................      1,600           37,900
 Susquehanna Bancshares, Inc...........................      7,800          106,519
 *SVI Holdings, Inc....................................      8,100           62,269
 *Swift Energy Corp....................................      4,400          113,025
 *Swiss Army Brands, Inc...............................        700            3,697
 *Sybron Chemicals, Inc................................      1,600           31,600
 *Sylvan, Inc..........................................      1,100           10,794
 *Symix Systems, Inc...................................      1,500           15,047
 *Symmetricom, Inc.....................................      3,000           45,000
 *Symphonix Devices, Inc...............................      2,400            8,700
 Synalloy Corp. DE.....................................      1,300            9,750
 *Synaptic Pharmaceutical Corp.........................      2,200           10,450
 *Synbiotics Corp......................................      1,800            4,050
 *Sync Research, Inc...................................        700            2,319
 *Syncor International Corp. DE........................      2,300          113,706
 *Syntel, Inc..........................................      7,700           93,603
 *Syntellect, Inc......................................      2,400           11,700
 *Synthetech, Inc......................................      2,900            9,425
 *Syntroleum Corp......................................      5,400           96,694
 *System Software Associates, Inc......................        350               17
 *Systemax, Inc........................................      4,800           32,700
 *Systems & Computer Technology Corp...................      6,400          118,200
 Tab Products Co.......................................      1,000            4,813
 *Taco Cabana, Inc.....................................      2,300           14,734
 *Tag-It Pacific, Inc..................................      1,400            6,738
 *Taitron Components, Inc..............................      1,100            3,300
 *Take Two Interactive Software........................      4,700           42,447
 *TALK.com, Inc........................................     10,600           73,538
 *TALX Corp............................................      1,100           16,534
 *Tandy Brand Accessories, Inc.........................        500            3,297
 *Tandy Crafts, Inc....................................      2,400            7,200
 *Targeted Genetics Corp...............................      7,300           51,556
 *Tarrant Apparel Group................................      3,200           26,000
 Tasty Baking Co.......................................      1,600           19,100
 *TBA Entertainment Corp...............................      1,600            6,250
 TCBY Enterprises, Inc.................................      1,700            8,500
 *TCI International, Inc...............................        700            4,638
 *TCSI Corp............................................      4,500            8,156
 *Team, Inc............................................      1,600            3,900
 *Techdyne, Inc........................................        600            1,500
 *Techne Corp..........................................      1,400          111,956
 *Technical Chemicals & Products, Inc..................      1,200              956
 *Technisource, Inc....................................      2,100            8,597
 Technitrol, Inc.......................................      1,700          117,300
 Technology Research Corp..............................        600            1,181
 *Technology Solutions Corp............................      8,800           42,213
 *Tech-Sym Corp........................................        500           10,938
 *Tegal Corp...........................................      2,200            9,453
 Tejon Ranch Co........................................      2,500           56,875
 *Tekelec..............................................      4,400          144,925
 *Telcom Semiconductor, Inc............................      3,500           87,063
 *Telescan, Inc........................................      3,300           23,616
 *Telescape International, Inc.........................      1,600           12,500
 *TeleSpectrum Worldwide, Inc..........................      7,800           34,125
 *Teletouch Communications, Inc........................        800            1,700
                                                            SHARES           VALUE+
                                                            ------           ------
 *Telular Corp.........................................      2,400     $     20,475
 *Telxon Corp..........................................      3,300           51,356
 Tennant Co............................................      1,800           64,350
 Tenneco Automotive, Inc...............................      6,800           49,725
 *Terex Corp...........................................      5,500           87,656
 Terra Industries, Inc.................................      7,500           15,938
 *Terremark Worldwide, Inc.............................      9,200           18,400
 *Tesoro Petroleum Corp................................      6,500           66,625
 *TESSCO Technologies, Inc.............................        900           15,244
 *Tesseract Group, Inc.................................        400              125
 *Tetra Tech, Inc......................................      5,750          127,039
 *Tetra Technologies, Inc..............................      2,700           34,931
 *Texas Biotechnology Corp.............................      7,900           76,531
 Texas Industries, Inc.................................      4,200          120,488
 Texas Regional Banchshares, Inc. Class A..............      2,900           78,300
 *TFC Enterprises, Inc.................................      1,100            2,303
 *Thackeray Corp.......................................        500            1,531
 *Theglobe.com, Inc....................................      6,100            9,436
 *Theragenics Corp.....................................      5,900           52,731
 *Thermedics, Inc......................................      8,300           70,031
 *Thermo Cardiosystems, Inc............................      8,100           79,481
 *Thermo Ecotek Corp...................................      1,000            7,813
 *Thermo Fibertek, Inc.................................     12,200           74,725
 *Thermo Terratech, Inc................................      1,900           14,250
 Thermoretec Corp......................................        800            5,600
 *Thermotrex Corp......................................        700            6,956
 Thistle Group Holdings Co.............................      1,600           10,750
 *Thomas Group, Inc....................................      1,000            9,750
 Thomas Industries, Inc................................      3,200           64,000
 Thor Industries, Inc..................................      2,400           56,100
 *Thoratec Laboratories Corp...........................      4,300           52,675
 *T-HQ, Inc............................................      3,650           35,245
 *Three-Five Systems, Inc..............................      2,199          137,987
 *Tier Technologies, Inc. Class B......................      2,000           10,063
 *TII Industries, Inc..................................      1,800            3,572
 Timberland Bancorp, Inc...............................        500            4,641
 Timberline Software Corp..............................      2,600           20,069
 *Tipperary Corp.......................................      3,600           10,350
 *Titan Corp...........................................      1,783           63,965
 Titan International, Inc..............................        600            3,563
 *Titan Pharmaceuticals, Inc...........................      3,100           78,663
 Titanium Metals Corp..................................      1,300            5,688
 *TMBR/Sharp Drilling, Inc.............................        400            4,700
 *T-Netix, Inc.........................................      2,500           12,344
 *Todd Shipyards Corp..................................      1,900           13,538
 *Todd-AO Corp. Class A................................      1,600           32,300
 *Tofutti Brands, Inc..................................      1,300            3,006
 *Tokheim Corp.........................................      2,500            3,438
 *Toll Brothers, Inc...................................      5,600          108,500
 *Tollgrade Communications, Inc........................        600           39,713
 *Topps, Inc...........................................      9,200           96,888
 *Toreador Royalty Corp................................        500            2,719
 Toro Co...............................................      2,600           81,900
 *Total Entertainment Restaurant Corp..................        500            1,188
 *Total Renal Care Holdings, Inc.......................      5,900           23,231
 *Tower Automotive, Inc................................      4,700           65,213
 *Towne Services, Inc..................................      3,000            2,297
 *Track Data Corp......................................     12,500           14,648
 *Tractor Supply Co....................................      1,800           27,338
 *Trammell Crow Co.....................................      7,400           92,963
 *Trans World Airlines, Inc............................      3,400            8,288

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Trans World Entertainment Corp.......................     10,600     $    105,834
 *Transact Technologies, Inc...........................      1,100           11,138
 *Transaction Systems Architects, Inc..................      1,500           18,234
 *Transcoastal Marine Services, Inc....................      1,100              533
 *Transkaryotic Therapies, Inc.........................      4,500          112,641
 *Transmation, Inc.....................................        300              727
 *Transmedia Network, Inc..............................      2,700            8,269
 *Transport Corp. of America...........................      1,700           10,306
 *Transport Industries, Inc............................        300            1,575
 *Transportation Components, Inc.......................      1,700            3,294
 Transtechnology Corp..................................      1,200           10,350
 *TransTexas Gas Corp..................................        300                0
 *Transworld Healthcare, Inc...........................        400              618
 *Travelocity.com, Inc.................................      2,800           49,700
 *Travis Boats & Motors, Inc...........................        900            4,669
 *TRC Companies, Inc...................................      1,300           13,650
 *TREEV, Inc...........................................      1,300            8,511
 *Trega Biosciences, Inc...............................      3,900           10,603
 *Trendwest Resorts, Inc...............................      3,400           78,306
 Trenwick Group, Inc...................................      1,601           24,015
 *Trex Medical Corp....................................      6,400           12,000
 *Triad Guaranty, Inc..................................      2,700           50,034
 *Triangle Pharmaceuticals, Inc........................      7,500           47,813
 *Triarc Companies, Inc. Class A.......................      3,900           80,925
 Trico Bancshares......................................        300            4,763
 *Trico Marine Services, Inc...........................      5,700           55,397
 *Trident Microsystems, Inc............................      2,600           21,856
 *Tridex Corp..........................................        600              459
 *Trimble Navigation, Ltd..............................      4,600          203,838
 *Trimeris, Inc........................................      3,100          136,303
 *TriPath Imaging, Inc.................................      5,602           27,572
 *Triple S Plastics, Inc...............................        800           12,950
 *Tripos, Inc..........................................        700           11,200
 *Triumph Group........................................      1,700           47,600
 *TRM Copy Centers Corp................................      1,400            7,088
 *Tropical Sportswear International Corp...............        300            6,881
 *Troy Group, Inc......................................        100              931
 *Trump Hotels & Casino Resorts, Inc...................      5,500           15,125
 Trust Co. of New Jersey...............................      3,900           71,297
 Trustco Bank Corp. NY.................................     10,600          129,519
 *TSR, Inc.............................................      1,000            5,672
 Tucker Anthony Sutro Corp.............................      5,600           95,900
 *Tuesday Morning Corp.................................      7,800           81,413
 *Tufco Technologies, Inc..............................        400            4,025
 *TurboChef Technologies, Inc..........................      3,100           12,981
 Tuscarora, Inc........................................      1,900           24,106
 Twin Disc, Inc........................................        100            1,550
 *Twinlab Corp.........................................      2,800           20,038
 *Tyler Technologies, Inc..............................      8,700           34,800
 U.S. Bancorp, Inc.....................................      1,300            5,972
 *U.S. Franchise Systems, Inc..........................      3,400           18,381
 *U.S. Plastic Lumber Corp.............................      6,300           28,547
 *U.S. Vision, Inc.....................................        700            1,203
 *Ubics, Inc...........................................      1,300            3,291
 *Ucar International, Inc..............................      5,900           72,275
 UCBH Holdings, Inc....................................      1,900           47,738
 *UFP Technologies, Inc................................      1,000            2,625
 UGI Corp..............................................      5,500          121,688
 *Ugly Duckling Corp...................................      3,000           21,656
 *UICI.................................................      1,500            7,313
 *Ultimate Electronics, Inc............................      2,000           49,750
                                                            SHARES           VALUE+
                                                            ------           ------
 *Ultimate Software Group, Inc.........................      3,200     $     25,500
 *Ultrak, Inc..........................................      2,300           15,381
 *Ultralife Batteries, Inc.............................      2,200           16,569
 *Ultratech Stepper, Inc...............................      4,300           60,469
 Umpqua Holdings Corp..................................        800            6,625
 Unico American Corp...................................        600            3,684
 *UniComp, Inc.........................................      1,500            4,031
 *Unidigital, Inc......................................      1,200            2,700
 *Unifab International, Inc............................      1,400           10,238
 *Unifi, Inc...........................................      9,700          123,675
 Unifirst Corp.........................................        500            4,094
 *Unify Corp...........................................      3,600           48,038
 *Unique Mobility, Inc.................................      3,300           23,100
 *Uniroyal Technology Corp.............................      4,900           78,094
 Unisource Energy Corp.................................      6,500           99,938
 *Unit Corp............................................      6,800           89,675
 United Community Financial Corp.......................      4,200           24,806
 United Guardian, Inc..................................        400            1,750
 United Illuminating Co................................      2,900          137,388
 United Industrial Corp................................      2,500           22,031
 United National Bancorp...............................      3,200           58,800
 *United Natural Foods, Inc............................      3,700           56,078
 *United Retail Group, Inc.............................      1,600           12,750
 *United Security Bancorporation.......................      1,500           14,109
 *United States Energy Corp............................      1,800            5,175
 United Wisconsin Services, Inc........................      3,400           19,550
 Unitil Corp...........................................        900           23,400
 Unity Bancorp, Inc....................................        700            2,953
 *Universal American Financial Corp....................      9,300           34,875
 Universal Corporation.................................      2,400           55,650
 *Universal Electronics, Inc...........................      2,700           59,316
 Universal Forest Products, Inc........................      4,000           52,625
 *Universal Stainless & Alloy Products, Inc............        300            2,063
 *Uno Restaurant Corp..................................      2,300           27,888
 *Unova, Inc...........................................      5,500           75,969
 *Urocor, Inc..........................................      1,900            7,125
 *Urologix, Inc........................................      2,300            9,703
 *URS Corp.............................................        100            1,313
 *Ursus Telecom Corp...................................      1,400           12,031
 *US Can Corp..........................................        500            8,250
 *US LEC Corp..........................................      2,000           38,250
 *US Oncology, Inc.....................................     12,300           58,809
 *US Xpress Enterprises, Inc. Class A..................      3,400           23,906
 *USA Detergents, Inc..................................      2,700            6,919
 *USA Networks, Inc....................................      4,644           87,801
 *USA Truck, Inc.......................................      1,900           12,469
 *USABancShares.com, Inc...............................      1,100            3,592
 *USANA, Inc...........................................      2,000            8,938
 USB Holding Co., Inc..................................      3,360           42,000
 *USData Corp..........................................      2,500           12,109
 *Usec, Inc............................................        500            2,313
 *Utah Medical, Inc....................................        500            3,500
 *UTI Energy Corp......................................      3,600          153,900
 *Utilx Corp...........................................      1,500            5,625
 *V.I. Technologies, Inc...............................      3,900           28,275
 *Vail Resorts, Inc....................................      6,800          108,800
 *Valence Technology, Inc..............................      7,400          107,994
 *Valentis, Inc........................................      5,300           40,081
 Valley National Bancorp...............................          8              229
 *Valley National Gases, Inc...........................        899            4,496
 Valmont Industries, Inc...............................      4,700           92,531

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Value City Department Stores, Inc....................      6,600     $     65,588
 *Valuevision International, Inc. Class A..............      2,100           60,834
 *Vans, Inc............................................      2,700           42,188
 *Varco International, Inc.............................     11,231          244,280
 *Vari L Co., Inc......................................      1,200           11,606
 *Varian Medical Systems, Inc..........................      2,100           86,756
 *Variflex, Inc........................................        500            2,891
 *Vari-Lite International, Inc.........................      1,600            1,750
 *VDI Media............................................      1,800           12,094
 Vector Group, Ltd.....................................      5,505           61,931
 *Veeco Instruments, Inc...............................      1,300           58,541
 *Ventana Medical Systems, Inc.........................      2,800          105,263
 *Venture Catalyst, Inc................................      1,000            3,844
 *Veramark Technologies, Inc...........................      1,600            5,950
 *Verdant Brands, Inc..................................        500              695
 *Verilink Corp........................................      2,800           19,425
 *Veritas DGC, Inc.....................................      5,200          143,650
 *Verity, Inc..........................................        200            6,769
 *Vermont Pure Holdings, Ltd...........................      2,100            7,219
 *Versar, Inc..........................................        600            1,275
 *Vertel Corp..........................................      5,500           64,281
 *Vertex Pharmaceuticals, Inc..........................        800           59,075
 Vesta Insurance Group, Inc............................      3,800           22,563
 *Vestcom International, Inc...........................      1,800            7,088
 *Veterinary Centers of America, Inc...................      4,300           58,453
 *Viasat, Inc..........................................      2,100           81,244
 *Viasoft, Inc.........................................     10,300           85,458
 *Vical, Inc...........................................      3,900           73,247
 *Vicorp Restaurants, Inc..............................        800           15,075
 *Vidamed, Inc.........................................      1,800            3,206
 *Video Display Corp...................................        300            2,128
 *Video Services Corp..................................      1,300            4,063
 Vintage Petroleum, Inc................................      6,200          147,250
 *Vion Pharmaceuticals, Inc............................      4,100           28,188
 *Virbac Corp..........................................      2,200            5,638
 Virginia Gas Co.......................................      1,100            2,922
 *ViroPharma, Inc......................................      3,000           33,656
 *Virtualfund.Com, Inc.................................      3,200            6,350
 *VisionAmerica, Inc...................................      1,100              722
 *Vista Eyecare, Inc...................................      1,500              469
 *VISTA Information Solutions, Inc.....................      5,000           10,938
 *Visual Data Corp.....................................      1,700            5,977
 Vital Signs, Inc......................................      2,400           49,950
 *Vitech America, Inc..................................      1,550            9,252
 *Vivus, Inc...........................................      6,400           37,000
 *Vodavi Technology, Inc...............................        500            1,203
 *Volt Information Sciences, Inc.......................      3,000           86,625
 *V-ONE Corp...........................................        600            2,006
 *Voxware, Inc.........................................      2,700           12,488
 *VTEL Corp............................................      4,900           17,609
 *Vysis, Inc...........................................      2,000           15,688
 Wabash National Corp..................................      4,600           58,938
 Wabtec Corp...........................................        594            6,683
 *Wackenhut Corp. Class A..............................        800           10,650
 *Wackenhut Corrections Corp...........................      2,500           16,250
 *Walker Interactive Systems, Inc......................      2,900            9,198
 *Wall Street Deli, Inc................................        100              109
 Wallace Computer Services, Inc........................      8,100           81,000
 Walter Industries, Inc................................     10,000          108,125
 Warnaco Group, Inc....................................      9,900           66,825
 *Warrantech Corp......................................        800              700
 Warren Bancorp, Inc...................................      1,400           10,544
                                                            SHARES           VALUE+
                                                            ------           ------
 Warwick Community Bancorp, Inc........................        600     $      6,600
 Washington Banking Co.................................        800            6,600
 *Washington Homes, Inc................................      1,600            8,600
 Washington Savings Bank FSB...........................        400            1,275
 Washington Trust Bancorp, Inc.........................      2,200           32,863
 *Waste Connections, Inc...............................      4,300           83,313
 Watsco, Inc. Class A..................................      4,900           72,581
 Watts Industries, Inc. Class A........................      3,400           38,675
 Wausau-Mosinee Paper Corp.............................     10,600           98,050
 *Wavo Corp............................................      5,700            6,502
 WD-40 Co..............................................        600           11,681
 *Webb (Del) Corp......................................      1,800           27,450
 *Webco Industries, Inc................................        700            2,756
 *Webhire, Inc.........................................      2,900            7,794
 *WebLink Wireless, Inc................................      7,400           46,944
 Weider Nutrition International, Inc...................      1,800            5,850
 *Weirton Steel Corp...................................      8,300           37,869
 Wellman, Inc..........................................      6,200          122,063
 Wells Fargo Company...................................        365           16,516
 *Wells-Gardner Electronics Corp.......................        925            3,180
 Werner Enterprises, Inc...............................      4,700           58,897
 Wesbanco, Inc.........................................      4,000           93,750
 *Wesley Jessen Vision Care, Inc.......................      3,700          136,669
 West Coast Bancorp....................................      1,200           13,050
 *West Marine, Inc.....................................      3,400           27,519
 West Pharmaceutical Services, Inc.....................      2,900           68,150
 *West Teleservices Corp...............................      1,900           50,172
 *Westaff, Inc.........................................      3,200           13,800
 *Westcoast Hospitality Corp...........................      2,500           19,375
 Westcorp, Inc.........................................      5,300           57,638
 *Westell Technologies, Inc............................      2,590           42,816
 Westerfed Financial Corp..............................        400            5,725
 *Western Digital Corp.................................      4,100           19,219
 Western Gas Resources, Inc............................      6,400          145,200
 *Weston (Roy F.), Inc. Class A........................        700            2,209
 *WFS Financial, Inc...................................      1,500           23,672
 *White Electronics Designs Corp.......................      3,500           34,781
 *Whitehall Jewellers, Inc.............................      4,150           53,950
 *Whitman Education Group, Inc.........................        900            1,238
 *WHX Corp.............................................      2,800           16,450
 *Wickes Lumber Co.....................................      1,600            8,600
 *Wild Oats Markets, Inc...............................      5,750           53,008
 *William Lyon Homes...................................      5,200           33,150
 *Williams Clayton Energy, Inc.........................      1,800           46,688
 *Williams Controls, Inc...............................      1,900            3,147
 *Williams Industries, Inc.............................        300              844
 *Wilshire Oil Co. of Texas............................        800            2,750
 *Wilsons The Leather Experts, Inc.....................      3,300           51,563
 *Wind River Systems, Inc..............................      4,316          156,050
 Winnebago Industries, Inc.............................      4,400           61,600
 *Wire One Technologies, Inc...........................        800            4,875
 *Wireless Telecom Group, Inc..........................      3,400            8,075
 *Wireless Xcessories Group............................      1,000            1,297
 *Wisconsin Central Transportation Corp................      6,400           83,600
 *Wiser Oil Co.........................................      1,800            5,400
 *WLR Foods, Inc.......................................        500            2,313
 *WMF Group, Ltd.......................................      2,100           18,342
 *WMS Industries, Inc..................................      6,100           75,488
 Wolohan Lumber Co.....................................        500            5,594
 Wolverine World Wide, Inc.............................      8,300           93,375
 Woodhead Industries, Inc..............................      2,300           37,159

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Woodward Governor Co..................................      2,300     $     56,134
 *Workflow Management, Inc.............................      2,600           31,606
 *Workgroup Technology Corp............................      1,600            1,100
 *World Acceptance Corp................................      3,800           19,594
 *World Access, Inc....................................      4,500           47,109
 World Fuel Services Corp..............................      3,000           20,438
 *Worldpages.com, Inc..................................      8,800           61,600
 *Worldtex, Inc........................................      1,400              569
 *WSI Industries, Inc..................................        200              800
 Wynns International, Inc..............................      3,700           49,950
 *Xceed, Inc...........................................      4,300           53,884
 *Xetel Corp...........................................      1,900            3,325
 *Xicor, Inc...........................................      4,200           28,481
 *Xoma, Ltd............................................      3,100           10,027
 X-Rite, Inc...........................................      4,200           44,494
 *Xtra Corp............................................      2,400          108,150
 Yardville National Bancorp............................      1,300           13,691
 *Yellow Corp..........................................      5,000           82,031
 York Financial Corp...................................        735            9,233
 York Group, Inc.......................................      1,800            6,525
 *Young Broadcasting, Inc. Class A.....................      2,400           55,425
 *Youthstream Media Networks, Inc......................      2,000           11,063
 *Zamba Corporation....................................      6,200           30,031
 *Zap.com Corp.........................................         34              106
 *Zapata Corp..........................................      4,000           15,000
 *Zaring National Corp.................................        400            1,338
 *Zemex Corp...........................................        800            6,500
 Zenith National Insurance Corp........................      3,400           80,750
 *Zevex International, Inc.............................        700            3,391
 *ZixIt Corp...........................................      3,100           80,988
 *Zoll Medical Corp....................................        300           14,981
 *Zoltek Companies, Inc................................      3,700           24,628
 *Zomax, Inc...........................................      2,000           35,563
 *Zoran Corp...........................................      1,000           39,625
 *Zygo Corp............................................      2,300           75,469
 *Zymetx, Inc..........................................      1,400            2,931
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $111,975,567)..................................                 117,085,454
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      3,900     $        178
 *Elan Corp. P.L.C. Contingent Payment Rights..........      9,800            5,206
 *Skyepharma P.L.C. Contingent Payment Rights..........      1,100                0
 *TransTexas Gas Corp. Warrants 06/30/02...............          3                0
 *Westcorp, Inc. Rights 06/15/00.......................      5,300            1,159
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       6,543
                                                                       ------------

PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holdings 12% (Senior Preferred)
   (Cost $0)...........................................      1,600              808

                                                            ------           ------
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (5.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $6,629,480) to be
   repurchased at $6,532,079.
   (Cost $6,531,000)...................................    $ 6,531        6,531,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $118,506,567)++................................                $123,623,805
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $118,584,542.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (26.7%)
COMMON STOCKS -- (26.7%)
 Aichi Bank, Ltd.......................................         300    $    20,618
 Aisin Seiki Co., Ltd..................................       4,000         49,036
 Akita Bank, Ltd.......................................       8,000         27,119
 Amada Co., Ltd........................................      17,000        146,831
 Amano Corp............................................       6,000         50,429
 *Aomori Bank, Ltd.....................................      11,000         50,977
 *Ashikaga Bank, Ltd...................................      11,000         22,475
 Autobacs Seven Co., Ltd...............................       2,300         67,072
 Awa Bank, Ltd.........................................      15,000         71,465
 *Bandai Co., Ltd......................................       2,000         69,840
 Bank of Iwate, Ltd....................................         200          7,225
 Bank of Kyoto, Ltd....................................      20,000        103,831
 Bank of Nagoya, Ltd...................................      12,000         70,100
 Bank of Yokohama, Ltd.................................      26,000        111,075
 Best Denki Co., Ltd...................................       4,000         24,778
 Brother Industries, Ltd...............................       6,000         14,265
 Canon Sales Co., Inc..................................       9,000        129,139
 Casio Computer Co., Ltd...............................       7,000         66,961
 Chiba Bank, Ltd.......................................      52,000        226,013
 Chiyoda Fire and Marine Insurance Co., Ltd............      23,000         73,694
 Chudenko Corp.........................................       4,000         57,915
 Chugoku Bank, Ltd.....................................      12,000        105,763
 Chuo Mitsui Trust and Banking Co., Ltd................      20,100         80,829
 Citizen Watch Co., Ltd................................      19,000        163,223
 Cosmo Oil Co., Ltd....................................      37,000         51,544
 Dai Nippon Pharmaceutical Co., Ltd....................       8,000         85,071
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      24,000         78,012
 Daicel Chemical Industries, Ltd.......................      25,000         73,833
 Daido Steel Co., Ltd..................................      25,000         52,705
 Dai-Ichi Pharmaceutical Co., Ltd......................       2,000         37,056
 Daimaru, Inc..........................................      18,000         51,321
 Daio Paper Corp.......................................       6,000         46,362
 Daishi Bank, Ltd......................................      23,000         84,374
 Daito Trust Construction Co., Ltd.....................       8,100        154,214
 Daiwa Bank, Ltd.......................................      40,000        101,416
 Daiwa House Industry Co., Ltd.........................      35,000        259,717
 Daiwa Securities Co., Ltd.............................      17,000        206,826
 Denki Kagaku Kogyo KK.................................       4,000         13,225
 Dowa Fire & Marine Insurance Co., Ltd.................      19,000         46,585
 Eighteenth Bank, Ltd..................................       2,000          6,668
 Ezaki Glico Co., Ltd..................................       2,000          9,269
 Fujikura, Ltd.........................................      22,000        104,611
 Fukuoka City Bank, Ltd................................       8,000         36,406
 Fukuyama Transporting Co., Ltd........................      17,000        102,939
 Futaba Corp...........................................       3,000        111,725
 Futaba Industrial Co., Ltd............................       3,000         38,588
 General Sekiyu KK.....................................      19,000         38,820
 Gunma Bank, Ltd.......................................      31,000        168,999
 *Hachijuni Bank, Ltd..................................      35,000        224,286
 Hankyu Department Stores, Inc.........................      11,000         54,247
 Higo Bank, Ltd........................................      12,000         44,356
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hino Motors, Ltd.....................................      22,000    $    58,639
 Hiroshima Bank, Ltd...................................      37,000        138,825
 Hitachi Cable, Ltd....................................      22,000        198,189
 Hitachi Construction Machinery Co., Ltd...............       3,000         12,928
 Hitachi Maxell, Ltd...................................       1,000         24,425
 Hitachi Metals, Ltd...................................      18,000        148,781
 Hitachi, Ltd..........................................      77,000        953,963
 Hokkoku Bank, Ltd.....................................      21,000         82,693
 Hokuetsu Paper Mills, Ltd.............................       3,000         23,376
 *Hokuriku Bank, Ltd...................................      40,000         92,501
 House Foods Corp......................................       6,000         89,101
 Hyakugo Bank, Ltd. (105th Bank).......................      16,000         70,137
 Hyakujishi Bank, Ltd..................................      20,000        120,734
 Inax Corp.............................................      16,000         91,386
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      80,000        123,334
 *Itochu Corp..........................................      31,000        125,238
 Itoham Foods, Inc.....................................      11,000         45,154
 *Iyo Bank, Ltd........................................      19,000        115,932
 Izumiya Co., Ltd......................................       5,000         32,737
 Japan Airport Terminal Co., Ltd.......................       6,000         49,036
 *Japan Energy Corp....................................      67,000         62,224
 Joyo Bank, Ltd........................................      60,000        233,480
 Juroku Bank, Ltd......................................      21,000         93,420
 Kagoshima Bank, Ltd...................................      12,000         41,681
 Kajima Corp...........................................      21,000         52,268
 Kamigumi Co., Ltd.....................................      18,000         86,092
 Kandenko Co., Ltd.....................................      10,000         37,149
 Kansai Paint Co., Ltd., Osaka.........................       3,000          7,439
 Katokichi Co., Ltd....................................       1,000         25,075
 *Kawasaki Heavy Industries, Ltd.......................      85,000        111,307
 Kinden Corp...........................................      15,000         81,495
 Kissei Pharmaceutical Co., Ltd........................       3,000         48,618
 Kiyo Bank, Ltd........................................      16,000         39,081
 Koa Fire & Marine Insurance Co., Ltd..................      17,000         46,102
 *Kobe Steel, Ltd......................................     169,000        119,285
 Koito Manufacturing Co., Ltd..........................       6,000         29,310
 Kokuyo Co., Ltd.......................................       7,000        104,667
 Komatsu, Ltd..........................................      59,000        363,287
 Komori Corp...........................................       5,000         78,802
 Konica Corp...........................................      18,000        110,332
 Kubota Corp...........................................      88,000        310,564
 Kyushu Matsushita Electric Co., Ltd...................       3,000         33,991
 *Lintec Corp..........................................       2,000         19,745
 Lion Corp.............................................       8,000         34,103
 Makita Corp...........................................       8,000         76,006
 *Marubeni Corp........................................      43,000        114,214
 Maruichi Steel Tube, Ltd..............................       5,000         56,513
 Matsushita Electric Industrial Co., Ltd...............      60,000      1,418,156
 Michinoku Bank, Ltd...................................       9,000         54,330
 Mitsubishi Gas Chemical Co., Inc......................      30,000         77,734
 Mitsubishi Heavy Industries, Ltd......................     229,000        795,412
 *Mitsubishi Materials Corp............................      66,000        219,438
 *Mitsubishi Motors Corp...............................       8,000         26,004
 Mitsubishi Rayon Co. Ltd..............................      20,000         52,751

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Mori Seiki Co., Ltd...................................       6,000    $    89,157
 Musashino Bank, Ltd...................................       1,700         65,995
 Mycal Corp............................................      18,000         54,497
 NHK Spring Co., Ltd...................................      16,000         58,249
 *NKK Corp.............................................     231,000        148,029
 NOK Corp..............................................       2,000         10,439
 NTN Corp..............................................      27,000         88,266
 Nanto Bank, Ltd.......................................      16,000         83,362
 National House Industrial Co., Ltd....................      11,000         63,032
 Nichido Fire and Marine Insurance Co., Ltd............      28,000        143,023
 Nichirei Corp.........................................      19,000         55,760
 Nippon Kayaku Co., Ltd................................      11,000         52,510
 Nippon Meat Packers, Inc., Osaka......................       6,000         81,356
 Nippon Mitsubishi Oil Company.........................      99,000        405,470
 Nippon Sanso Corp.....................................      18,000         54,832
 Nippon Sheet Glass Co., Ltd...........................       7,000         63,385
 Nippon Shinpan Co., Ltd...............................      15,000         30,787
 Nippon Shokubai Co., Ltd..............................      11,000         50,569
 Nishimatsu Construction Co., Ltd......................      14,000         50,188
 Nishi-Nippon Bank, Ltd................................      27,000        106,320
 *Nissan Motor Co., Ltd................................      25,000        131,182
 Nissei Sangyo Co., Ltd................................       5,000         64,082
 Nisshin Steel Co., Ltd................................      57,000         59,819
 Nisshinbo Industries, Inc.............................      16,000         72,812
 *Nissho Iwai Corp.....................................      50,000         46,900
 Noritz Corp...........................................       1,000         12,426
 North Pacific Bank, Ltd...............................      18,000         91,943
 Obayashi Corp.........................................      45,000        171,349
 Okumura Corp..........................................      14,000         42,257
 Omron Corp............................................       2,000         50,987
 Onward Kashiyama Co., Ltd.............................       3,000         40,121
 Pioneer Electronic Corp...............................       5,000        152,774
 Q.P. Corp.............................................       9,000         69,626
 *Rinnai Corp..........................................       1,400         30,295
 Ryosan Co., Ltd.......................................       2,000         41,514
 Sakura Bank, Ltd......................................      73,000        540,339
 San In Godo Bank, Ltd.................................      11,000         57,618
 Sanwa Shutter Corp....................................      11,000         34,734
 Sanyo Electric Co., Ltd...............................     112,000        827,973
 *Sanyo Shinpan Finance Co., Ltd.......................       2,000         72,440
 Sapporo Breweries, Ltd................................       8,000         30,834
 Seino Transportation Co., Ltd.........................       8,000         36,554
 Sekisui Chemical Co., Ltd.............................      32,000        109,960
 Sekisui House, Ltd....................................      48,000        467,183
 Shiga Bank, Ltd.......................................      14,000         63,060
 *Shikoku Bank, Ltd....................................      13,000         77,873
 *Shima Seiki Manufacturing Co., Ltd...................       2,000         49,779
 Shimachu Co., Ltd.....................................       3,000         50,095
 Shimadzu Corp.........................................      11,000         56,801
 Shimizu Corp..........................................      18,000         42,628
 *Shinko Securities Co., Ltd., Tokyo...................      21,000         86,399
 Showa Shell Sekiyu KK.................................      23,000         94,414
 Snow Brand Milk Products Co., Ltd.....................      20,000        100,302
 Stanley Electric Co., Ltd.............................       7,000         59,810
 Sumitomo Forestry Co., Ltd............................      10,000         62,224
 *Sumitomo Metal Industries, Ltd. Osaka................     246,000        169,064
 *Sumitomo Metal Mining Co., Ltd.......................      34,000        143,673
 *Sumitomo Osaka Cement Co., Ltd.......................       4,000         15,603
 Sumitomo Realty & Development Co., Ltd................      27,000        100,302
                                                            SHARES           VALUE+
                                                            ------           ------
 Sumitomo Trust & Banking Co., Ltd.....................      18,000    $   130,225
 Suruga Bank, Ltd......................................       4,000         68,874
 *Suzuken Co., Ltd.....................................         800         28,679
 Taiheiyo Cement Corp..................................      55,000         82,238
 Taisei Corp...........................................      57,000         78,347
 *Takara Standard Co., Ltd.............................       1,000          4,133
 Takashimaya Co., Ltd..................................      10,000         90,086
 Tanabe Seiyaku Co., Ltd...............................      13,000         87,773
 Teikoku Oil Co., Ltd..................................      20,000         59,438
 Thermal Engineering Co., Ltd..........................       1,000          5,554
 *Toda Corp............................................      19,000         74,112
 Toho Bank, Ltd........................................      11,000         41,885
 Tokuyama Corp.........................................      10,000         56,559
 Tokyo Style Co., Ltd..................................       6,000         54,052
 Toppan Printing Co., Ltd..............................      47,000        498,481
 Toray Industries, Inc.................................      36,000        137,079
 Toshiba TEC Corp......................................      17,000         64,732
 Tostem Corp...........................................       5,000         82,424
 Toto, Ltd.............................................      25,000        168,098
 Toyo Seikan Kaisha, Ltd...............................      15,000        265,103
 Toyo Suisan Kaisha, Ltd...............................       6,000         53,494
 Toyo Trust & Banking Co., Ltd.........................      26,000         87,894
 Toyobo Co., Ltd.......................................      46,000         74,762
 Toyoda Machine Works, Ltd.............................       8,000         75,041
 Toyota Tsusho Corp....................................      17,000         56,996
 UNY Co., Ltd..........................................      11,000        135,667
 *Victor Co. of Japan, Ltd.............................      15,000         88,182
 Wacoal Corp...........................................       9,000         75,477
 Yamagata Bank, Ltd....................................      12,000         61,630
 Yamaguchi Bank........................................      11,000         72,635
 Yamaha Corp...........................................      13,000        118,319
 Yamatake-Honeywell Co., Ltd...........................       5,000         49,687
 Yamazaki Baking Co., Ltd..............................      13,000        120,130
 *Yasuda Trust & Banking Co., Ltd......................      85,000        104,992
 Yodogawa Steel Works, Ltd.............................       5,000         12,538
 Yokogawa Electric Corp................................      14,000        117,019
 Yokohama Rubber Co., Ltd..............................      21,000         49,343
 *Zexel Corp...........................................      19,000         25,057
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $19,822,053)...................................                 21,390,742
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $5,014).......................................                      5,005
                                                                       -----------
TOTAL -- JAPAN
  (Cost $19,827,067)...................................                 21,395,747
                                                                       -----------
UNITED KINGDOM -- (18.7%)
COMMON STOCKS -- (18.7%)
 *3I Group P.L.C.......................................      12,000        227,075
 Abbey National P.L.C..................................      66,200        880,153
 Aggregate Industries P.L.C............................      49,303         50,664
 Alliance & Leicester P.L.C............................      25,000        223,458
 *Allied Domecq P.L.C..................................      49,200        244,886
 Allied Zurich P.L.C...................................      77,000        863,189
 Antofagasta Holdings P.L.C............................       8,200         40,876
 Arjo Wiggins Appleton P.L.C...........................      38,700        145,914
 Arriva P.L.C..........................................       6,570         23,028
 Associated British Foods P.L.C........................      37,920        250,238
 Associated British Ports Holdings P.L.C...............      13,900         60,355
 BAA P.L.C.............................................      49,654        362,183

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *BG Group P.L.C.......................................     171,000    $ 1,024,931
 BPB P.L.C.............................................      21,700        120,009
 Barratt Developments P.L.C............................       9,000         31,075
 *Bass P.L.C...........................................      17,600        192,302
 Beazer Group P.L.C....................................       3,000          5,672
 Berkeley Group P.L.C..................................       4,760         39,772
 *Blue Circle Industries P.L.C.........................      25,000        158,999
 *Bodycote International P.L.C.........................       4,120         12,686
 Britannic P.L.C.......................................       8,900        121,654
 British Airways P.L.C.................................      49,000        265,130
 British Land Co. P.L.C................................      25,300        151,264
 British Vita P.L.C....................................      10,300         39,720
 *British-Borneo Petroleum Syndicate P.L.C.............       9,800         10,180
 Brixton Estate P.L.C..................................       9,700         31,172
 Burford Holdings P.L.C................................       4,000          5,949
 CGU P.L.C.............................................     107,349      1,630,218
 *Canary Wharf Group P.L.C.............................      33,000        176,337
 Capital Shopping Centres P.L.C........................      15,000         80,153
 Caradon P.L.C.........................................      13,000         30,798
 Carillion P.L.C.......................................       2,968          4,725
 Chelsfield P.L.C......................................      11,099         53,253
 *Chorion P.L.C........................................       1,168            755
 Cookson Group P.L.C...................................       9,152         28,214
 *Corus Group P.L.C....................................     177,900        260,589
 *Debenhams P.L.C......................................      18,000         60,804
 *Elementis P.L.C......................................      10,194         12,342
 Enterprise Oil P.L.C..................................       3,000         21,389
 Glynwed International P.L.C...........................      11,000         38,474
 Great Universal Stores P.L.C..........................      49,200        305,556
 Halifax P.L.C.........................................      86,000        845,178
 Hammerson P.L.C.......................................      14,100         86,830
 Hanson P.L.C..........................................      30,300        214,898
 Hilton Group P.L.C....................................      55,200        203,793
 IMI P.L.C.............................................      10,000         40,805
 Johnson Matthey P.L.C.................................       5,000         57,172
 *LaPorte P.L.C........................................       6,000         47,980
 *Laporte P.L.C. Series B..............................      48,000            717
 Lasmo P.L.C...........................................      62,600        111,346
 Lex Service P.L.C.....................................       5,600         34,737
 Lonmin P.L.C..........................................       4,392         40,701
 Marks & Spencer P.L.C.................................     140,820        524,104
 Millennium and Copthorne Hotels P.L.C.................      12,647         74,574
 *Morgan Crucible Company P.L.C........................       8,072         25,880
 Morrison (Wm.) Supermarkets P.L.C.....................      10,019         21,939
 *National Power P.L.C.................................      55,800        306,511
 *Northern Foods P.L.C.................................      27,000         46,612
 Northern Rock P.L.C...................................      20,000         97,156
 Peninsular & Oriental Steam Navigation Co.............      30,214        316,578
 Pilkington P.L.C......................................      51,254         63,203
 Pillar Property P.L.C.................................       1,700          7,928
 Powergen P.L.C........................................      31,000        203,877
 RMC Group P.L.C.......................................      12,000        150,845
 *Railtrack Group P.L.C................................      23,356        293,246
 Rank Group P.L.C......................................      35,000         73,763
 Rexam P.L.C...........................................      13,122         46,092
 Rio Tinto P.L.C.......................................      16,511        243,582
 Rolls-Royce P.L.C.....................................      77,662        285,560
 Royal & Sun Alliance Insurance Group P.L.C............      67,042        398,827
                                                            SHARES           VALUE+
                                                            ------           ------
 Safeway P.L.C.........................................      48,849    $   178,703
 Sainsbury (J.) P.L.C..................................      94,137        429,155
 Scottish & Newcastle P.L.C............................      30,500        263,501
 Signet Group P.L.C....................................      45,000         33,631
 Slough Estates P.L.C..................................      19,000        101,953
 *Smith (David S.) Holdings P.L.C......................      14,000         30,238
 *Smith (W.H.) P.L.C...................................      12,000         69,055
 *Stagecoach Holdings P.L.C............................      77,000         69,055
 Tate & Lyle P.L.C.....................................      18,400         68,894
 Taylor Woodrow P.L.C..................................      14,463         32,859
 Thistle Hotels P.L.C..................................      17,000         32,525
 Trinity P.L.C.........................................       4,130         32,964
 Unigate P.L.C.........................................      10,700         48,939
 Weir Group P.L.C......................................       3,000          9,282
 Whitbread P.L.C.......................................      22,198        186,053
 Wilson Bowden P.L.C...................................       4,000         35,664
 *Wimpey (George) P.L.C................................       7,900         13,166
 *Wolseley P.L.C.......................................      28,000        142,086
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $16,152,063)...................................                 14,928,298
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $28,580)......................................                     28,281
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $16,180,643)...................................                 14,956,579
                                                                       -----------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
 AGF (Assurances Generales de France SA)...............      12,600        636,848
 *Air Liquide..........................................         950        132,595
 Banque Nationale de Paris.............................       3,900        349,932
 *Bull SA..............................................      10,200         87,027
 Christian Dior SA.....................................       1,200        272,656
 Colas SA..............................................         400         73,747
 *Credit Lyonnais SA...................................       1,200         51,237
 De la Rue Imperiale de Lyon...........................          29         55,322
 Eiffage SA............................................         800         43,662
 Eridania Beghin-Say SA................................       1,600        145,936
 Esso SA...............................................         500         29,190
 *Euro Disney SCA......................................      65,450         47,345
 *Faurecia SA..........................................         800         33,535
 Fimalac SA............................................         300         43,402
 Fonciere Lyonnaise SA.................................         500         51,193
 Fromageries Bel la Vache qui Rit......................         100         63,713
 GTM Entrepose.........................................         900         75,120
 Generale des Establissements Michelin SA Series B.....       9,200        302,890
 Groupe Danone.........................................       2,650        617,108
 Imerys................................................       1,100        135,679
 LaFarge SA............................................       5,850        450,300
 *LaFarge SA Prime Fidelite 2002.......................       1,550        119,310
 Labinal SA............................................         400         49,041
 Lapeyre SA............................................       1,500         71,225
 Pechiney SA Series A..................................       1,700         69,527
 Pernod-Ricard SA......................................       3,300        172,914
 Peugeot SA............................................       3,200        652,892
 Rallye SA.............................................       1,600         85,618
 *Remy Cointreau SA....................................       1,500         32,413
 SEB SA................................................         400         24,706
 *SEB SA Prime Fidelite 2002...........................         300         18,530

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Saint-Gobain..........................................       6,100    $   845,745
 *Societe des Ciments de Francais......................       2,300        116,250
 Societe Generale, Paris...............................      29,200      1,674,908
 Thomson-CSF...........................................       1,800         69,444
 Usinor................................................      16,600        198,594
 Valeo SA..............................................       5,600        282,005
                                                                       -----------
TOTAL -- FRANCE
  (Cost $8,396,291)....................................                  8,181,559
                                                                       -----------
GERMANY -- (8.3%)
COMMON STOCKS -- (8.3%)
 AGIV AG fuer Industrie & Verkehrswesen................         400          7,122
 BASF AG...............................................      12,400        504,841
 BHW Holding AG, Berlin................................       7,300        126,600
 *Bankgesellschaft Berlin AG...........................       7,350        114,175
 Bayer AG..............................................      14,200        547,835
 Bayerische Motorenwerke AG............................       2,600         76,195
 Bayerische Vereinsbank AG.............................       6,000        381,719
 Bilfinger & Berger Bau AG, Mannheim...................         300          4,465
 Commerzbank AG........................................      19,950        731,742
 Continental AG........................................       5,100         92,940
 DBV Holding AG........................................         400         13,911
 DaimlerChrysler AG, Stuttgart.........................      16,200        892,421
 Degussa-Huels AG......................................       2,000         61,209
 *Deutsche Bank AG.....................................      11,900        898,338
 Deutsche Lufthansa AG.................................       5,300        126,813
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       1,400        145,547
 Dresdner Bank AG......................................       9,400        379,215
 Fresenius Medical Care AG.............................         600         49,245
 *Gehe AG..............................................         900         29,797
 *Heidelberger Druckmaschinen AG.......................       1,100         71,614
 Heidelberger Zement AG, Heidelberg....................         820         48,062
 Hochtief AG...........................................       1,050         33,254
 *Hoechst AG...........................................       9,600        287,569
 Linde AG..............................................       2,133         86,841
 MAN AG................................................       4,450        151,872
 Merck KGAA............................................       1,200         38,283
 *Stinnes AG...........................................       1,200         23,037
 Thyssen Krupp AG......................................       7,900        139,203
 Veba AG...............................................       7,700        385,757
 Vereins & Westbank AG.................................         600         15,135
 Volkswagen AG.........................................       5,350        215,334
                                                                       -----------
TOTAL -- GERMANY
  (Cost $6,828,497)....................................                  6,680,091
                                                                       -----------
SWITZERLAND -- (5.7%)
COMMON STOCKS -- (5.7%)
 Ascom Holding AG, Bern................................          40        120,355
 Baloise-Holding, Basel................................         710        662,670
 Ciba Spezialitaetenchemie Holding AG..................       8,100        498,189
 Credit Suisse Holding, Zuerich (Namen)................       1,120        208,143
 Financiere Richemont AG...............................          95        235,400
 Fischer (Georg) AG, Schaffhausen (Namen)..............         350        110,473
 Helvetia Patria Holding, St. Gallen...................         180        140,178
 Interallianz Bank AG, Zuerich.........................         450        122,656
 Jelmoli Holding AG, Zuerich...........................          40         51,682
                                                            SHARES           VALUE+
                                                            ------           ------
 *Rieter Holding AG, Winterthur........................         220    $   144,072
 Roche Holding AG, Basel...............................          35        406,787
 Sairgroup, Zuerich....................................       1,350        248,099
 Saurer AG, Arbon......................................         150         84,956
 Schindler Holding AG, Hergiswil Partizipsch...........          75        115,487
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................         300        171,682
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................         120         67,257
 Sika Finanz AG, Baar..................................         240         81,133
 *Sulzer AG, Winterthur................................         440        295,152
 Sulzer Medic AG.......................................         390         86,744
 Swatch Group AG.......................................          90        109,647
 *UBS AG...............................................       3,860        518,655
 *Unaxis Holding AG....................................         200         46,608
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,564,149)....................................                  4,526,025
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $14,069)......................................                     14,365
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Baloise-Holding, Basel Put Options 06/16/00
   (Cost $0)...........................................         710          2,341
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $4,578,218)....................................                  4,542,731
                                                                       -----------
NETHERLANDS -- (4.7%)
COMMON STOCKS -- (4.7%)
 ABN-AMRO Holding NV...................................      28,381        644,855
 Asr Verzekeringsgroep NV..............................         603         31,037
 Buhrmann NV...........................................       5,734        173,624
 DSM NV................................................       6,048        196,313
 Fortis (NL)...........................................       1,800         47,075
 Hagemeyer NV..........................................       1,636         38,689
 Ing Groep NV..........................................      18,900      1,123,715
 *Ispat International NV...............................       1,400         12,724
 KLM (Koninklijke Luchtvaart Mij) NV...................         230          5,109
 Koninklijke KPN NV....................................       4,790        430,011
 Koninklijke Vopak NV..................................       3,100         70,436
 *NV Holdingsmij de Telegraaf..........................         800         19,253
 Oce NV................................................       5,030         70,905
 Royal Philips Electronics NV, Eindhoven...............      20,688        918,247
 Vedior NV, Amsterdam..................................       1,633         18,779
 Vendex KBB NV.........................................         303          5,367
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $3,157,355)....................................                  3,806,139
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Asr Verzekeringsgroep NV Rights 05/26/00.............         603              0
 *Fortis (NL) Rights 06/19/00..........................       1,800              0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          0
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $3,157,355)....................................                  3,806,139
                                                                       -----------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
ITALY -- (4.3%)
COMMON STOCKS -- (4.2%)
 Assicurazioni Generali SpA, Trieste...................       3,640    $   109,037
 Banca di Roma.........................................     485,000        521,307
 Banca Popolare di Milano..............................      24,000        155,359
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................      18,000        174,778
 Banca Toscana.........................................      25,000         81,611
 CIR SpA (Cie Industriale Riunite), Torino.............      17,500         55,830
 Cartiere Burgo SpA....................................       4,000         37,764
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................     138,400        175,843
 Fabbrica Italiana Magneti Marelli SpA.................      22,500        114,349
 Fiat SpA..............................................      33,000        833,355
 IFIL Finanziaria Partecipazioni SpA...................      23,000        173,842
 *Immsi SpA............................................       6,500          9,102
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      14,040        126,562
 Milano Assicurazioni SpA..............................      27,000         83,383
 Montedison SpA........................................      20,000         33,757
 Parmalat Finanziaria SpA..............................     140,000        173,202
 RAS SpA (Riunione Adriatica di Sicurta)...............      35,700        333,732
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       3,500         53,168
 *SNIA SpA.............................................      45,000         42,776
 Sirti SpA.............................................       6,500         11,875
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................       5,000         73,450
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $3,537,843)....................................                  3,325,811
                                                                       -----------
PREFERRED STOCKS -- (0.1%)
 Fiat SpA
   (Cost $47,699)......................................       3,000         48,271
                                                                       -----------
TOTAL -- ITALY
  (Cost $3,585,542)....................................                  3,374,082
                                                                       -----------
SWEDEN -- (3.3%)
COMMON STOCKS -- (3.2%)
 Assidomaen AB.........................................       9,850        169,940
 *Avesta Sheffield AB..................................       7,400         27,012
 Gambro AB Series A....................................      21,000        156,107
 Gambro AB Series B....................................       7,900         58,288
 Holmen AB Series B....................................       7,500        191,389
 *Kinnevik Industrifoervaltnings AB Series B...........       1,100         33,807
 NCC AB Series B.......................................       7,100         55,142
 Perstorp AB Series B..................................       4,900         59,802
 SSAB Swedish Steel Series A...........................       6,800         72,051
 SSAB Swedish Steel Series B...........................       1,100         11,350
 Skandinaviska Enskilda Banken Series A................      23,000        250,082
 Svedala Industri......................................       2,400         30,622
 Svenska Cellulosa AB Series B.........................      19,400        388,515
 Svenska Kullagerfabriken AB Series A..................       3,200         55,741
 Svenska Kullagerfabriken AB Series B..................       5,400         98,557
 Trelleborg AB Series B................................       5,300         35,282
                                                            SHARES           VALUE+
                                                            ------           ------

 Volvo AB Series A.....................................      11,600    $   267,701
 Volvo AB Series B.....................................      25,400        601,672
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,789,977)....................................                  2,563,060
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona
   (Cost $82,138)......................................                     83,113
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Kinnevik Industrifoervaltnings AB Series B Rights
   06/21/00............................................       1,100            610
 *Volvo AB Series A Redemption Rights 06/30/00.........       9,100          5,654
 *Volvo AB Series B Redemption Rights 06/30/00.........      21,000         13,397
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     19,661
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $2,872,115)....................................                  2,665,834
                                                                       -----------
FINLAND -- (3.0%)
COMMON STOCKS -- (3.0%)
 Fortum Oyj............................................      66,706        247,453
 Huhtamaki Van Leer Oyj................................       5,900        184,943
 Kemira Oyj............................................      12,700         67,135
 Kesko Oyj.............................................      22,100        219,508
 Metra Oyj Series B....................................       3,700         66,912
 Metsa-Serla Oyj Series B..............................      30,800        238,510
 Metso Oyj.............................................      24,868        322,877
 Outokumpu Oyj Series A................................      27,900        297,557
 Rautaruukki Oy Series K...............................       2,100         10,614
 Sanitec Oyj...........................................       1,094         10,653
 Stora Enso Oyj Series A...............................      18,800        179,582
 Stora Enso Oyj Series R...............................      24,300        227,613
 Upm-Kymmene Oyj.......................................      11,800        297,659
                                                                       -----------
TOTAL -- FINLAND
  (Cost $2,658,818)....................................                  2,371,016
                                                                       -----------
SPAIN -- (2.7%)
COMMON STOCKS -- (2.7%)
 Aceralia Corporacion Siderurgica SA...................      13,400        140,179
 Acerinox SA...........................................       2,300         77,642
 Aguas de Barcelona SA.................................       9,200        124,142
 Aumar (Autopistas del Mare Nostrum SA)................       7,100        107,065
 Autopistas Concesionaria Espanola SA..................      30,740        290,785
 Azucarera Ebro Agricolas SA...........................       7,600         92,262
 Banco Pastor SA, La Coruna............................         500         20,254
 Cementos Portland SA..................................       1,100         22,963
 Cia Espanola de Petroleous SA.........................      31,000        275,995
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       6,400         89,268
 Endesa SA, Madrid.....................................      19,000        391,531
 Fomento de Construcciones y Contratas SA..............       3,200         71,225
 Grupo Dragados SA, Madrid.............................      16,100        118,255
 Hidroelectrica del Cantabrico SA......................       9,000        183,125

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Metrovacesa SA........................................       4,800    $    83,244
 Vallehermoso SA.......................................      14,900         95,623
                                                                       -----------
TOTAL -- SPAIN
  (Cost $2,338,586)....................................                  2,183,558
                                                                       -----------
AUSTRALIA -- (2.3%)
COMMON STOCKS -- (2.2%)
 AMP, Ltd..............................................      10,800         93,782
 Amcor, Ltd............................................      26,507         76,216
 Boral, Ltd............................................      20,438         22,037
 CSR, Ltd..............................................      41,610         95,903
 Colonial, Ltd.........................................      27,269        146,374
 Goodman Fielder, Ltd..................................      39,765         28,130
 *Hanson P.L.C.........................................       1,879         12,671
 MIM Holdings..........................................      59,199         27,694
 Mayne Nickless, Ltd...................................      12,095         20,838
 National Australia Bank, Ltd..........................      22,689        337,825
 Normandy Mining, Ltd..................................      56,396         26,704
 North, Ltd............................................      31,998         50,383
 Orica, Ltd............................................       6,863         27,799
 *Origin Energy, Ltd...................................      20,438         16,091
 Pacific Dunlop, Ltd...................................      35,261         33,594
 *Paperlinx, Ltd.......................................       5,241          9,090
 *Pasminco, Ltd........................................      56,902         29,541
 Quantas Airways, Ltd..................................      50,864         94,017
 Rio Tinto, Ltd........................................      18,843        269,112
 Santos, Ltd...........................................      18,673         47,938
 Seven Network, Ltd....................................       6,410         24,135
 St. George Bank, Ltd..................................      18,335        122,173
 Suncorp-Metway Limited................................       4,757         22,408
 WMC, Ltd..............................................      36,229        148,545
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,959,416)....................................                  1,783,000
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $40,532)......................................                     40,503
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Payment Rights
   (Cost $0)...........................................      10,499              0
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $1,999,948)....................................                  1,823,503
                                                                       -----------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
 Amoy Properties, Ltd..................................     205,000        121,679
 CDL Hotels International, Ltd.........................      46,000         11,807
 *China Overseas Land & Investment, Ltd................     238,000         19,243
 Great Eagle Holdings, Ltd.............................      32,000         42,094
 Hang Lung Development Co., Ltd........................      94,000         59,112
 Hong Kong and Shanghai Hotels, Ltd....................      31,500         14,553
 Hysan Development Co., Ltd............................      78,000         84,587
 Kerry Properties, Ltd.................................      63,000         61,448
 New World Development Co., Ltd........................     161,000        161,165
 *New World Infrastructure, Ltd........................      38,400         31,047
 Shangri-La Asia, Ltd..................................      66,000         67,338
 Sino Land Co., Ltd....................................     197,115         66,405
 Swire Pacific, Ltd. Series A..........................      68,500        395,598
 Tsim Sha Tsui Properties, Ltd.........................      74,000         46,535
                                                            SHARES           VALUE+
                                                            ------           ------

 Wharf Holdings, Ltd...................................     177,600    $   319,097
 Wheelock and Co., Ltd.................................     154,000         95,855
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,082,609)....................................                  1,597,563
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $10,916)......................................                     10,917
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $2,093,525)....................................                  1,608,480
                                                                       -----------
EMU -- (1.7%)
INVESTMENT IN CURRENCY -- (1.7%)
 *Euro Currency
   (Cost $1,304,769)...................................                  1,331,470
                                                                       -----------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Carlsberg A.S. Series B...............................       2,960         95,596
 Danisco A.S...........................................       2,970        106,618
 Den Danske Bank A.S...................................       2,700        311,906
 FLS Industries........................................       1,440         22,001
 Jyske Bank A.S........................................       2,640         49,190
 *Nordic Baltic Holding AB.............................      21,596        138,152
 Realdanmark A.S.......................................       2,784         90,604
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $793,628)......................................                    814,067
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $1,037).......................................                      1,073
                                                                       -----------
TOTAL -- DENMARK
  (Cost $794,665)......................................                    815,140
                                                                       -----------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Centrepoint Properties, Ltd...........................     119,050        109,906
 Fraser & Neave, Ltd...................................      31,000         92,117
 Keppel Corp., Ltd.....................................      88,000        167,559
 Keppel Land, Ltd......................................      73,000         67,393
 Keppel Tatlee Bank, Ltd...............................      52,000         91,211
 *Neptune Orient Lines, Ltd............................      51,000         38,549
 Singapore Land, Ltd...................................      35,000         55,939
 United Industrial Corp., Ltd..........................      45,000         18,435
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $877,310)......................................                    641,109
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $3,286).......................................                      3,295
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $880,596)......................................                    644,404
                                                                       -----------
BELGIUM -- (0.8%)
COMMON STOCKS -- (0.8%)
 *AGFA-Gevaert NV, Mortsel.............................       2,800         56,037
 Bekaert SA............................................       1,000         51,471
 *Heidelberger Zement AG...............................         466         26,578
 *Heidelberger Zement AG VVPR..........................         466              4
 Solvay SA.............................................       5,100        340,542

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tessenderlo Chemie....................................       1,700    $    67,636
 Union Miniere SA......................................       2,100         74,241
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $650,044)......................................                    616,509
                                                                       -----------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 Banco Comercial Portugues SA..........................      10,000         48,874
 Banco Espirito Santo e Comercial de Lisboa............       3,200         74,637
 Cimpor Cimentos de Portugal SA........................       6,360         96,909
 Portugal Telecom SA...................................      13,000        141,058
                                                                       -----------
TOTAL -- PORTUGAL
  (Cost $340,093)......................................                    361,478
                                                                       -----------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Allied Irish Banks P.L.C.............................       3,465         31,813
 *Bank of Ireland......................................       3,968         23,405
 Independent News & Media P.L.C........................      12,214         95,149
 Jefferson Smurfit Group P.L.C.........................      85,525        166,564
                                                                       -----------
TOTAL -- IRELAND
  (Cost $343,367)......................................                    316,931
                                                                       -----------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................       4,600         94,959
 Christiania Bank Og Kreditkasse.......................       3,700         18,992
 Den Norske Bank ASA Series A..........................      11,900         42,226
 *Kvaerner ASA.........................................       3,100         35,629
 Norske Skogindustrier ASA Series A....................       1,200         36,823
 *Petroleum Geo Services ASA...........................       4,400         78,310
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $309,512)......................................                    306,939
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $5,758).......................................                      5,823
                                                                       -----------
TOTAL -- NORWAY
  (Cost $315,270)......................................                    312,762
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Bank Austria AG......................................       1,478    $    69,768
 Voest-Alpine Stahl AG.................................       3,003         82,993
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $173,426)......................................                    152,761
                                                                       -----------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................      75,400         60,605
 Lion Nathan, Ltd......................................      23,800         47,450
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $132,894)......................................                    108,055
                                                                       -----------

TEMPORARY CASH
  INVESTMENTS -- (2.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $1,763,278) to be
   repurchased at $1,736,287.
   (Cost $1,736,000)...................................    $  1,736      1,736,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $81,187,729)++.................................                $80,033,100
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $81,187,729.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                                  (UNAUDITED)

                                            THE TAX-MANAGED   THE TAX-MANAGED    THE TAX-MANAGED     THE TAX-MANAGED
                                            U.S. MARKETWIDE      U.S. 5-10       U.S. 6-10 SMALL    DFA INTERNATIONAL
                                            VALUE PORTFOLIO   VALUE PORTFOLIO   COMPANY PORTFOLIO    VALUE PORTFOLIO
                                            ---------------   ---------------   -----------------   -----------------
                                                          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value......................   $    206,361       $   358,890        $   123,624         $    80,033
Collateral for Securities Loaned..........             --             5,850              7,517               5,735
Cash......................................             --                --                 --                  19
Receivables:
  Dividends, Interest and Tax Reclaims....             --               418                 90                 356
  Investment Securities Sold..............             --             6,266                909                  --
  Fund Shares Sold........................            649             3,098                976               1,018
Prepaid Expenses and Other Assets.........             30                31                 17                  17
                                             ------------       -----------        -----------         -----------
    Total Assets..........................        207,040           374,553            133,133              87,178
                                             ------------       -----------        -----------         -----------
LIABILITIES:
Payable for Collateral on Securities
  Loaned..................................             --             5,850              7,517               5,735
Payable for Investment Securities
  Purchased...............................            649             2,304                128               1,278
Payable for Fund Shares Redeemed..........             --               299                189                   8
Accrued Expenses and Other Liabilities....             44               184                 66                  51
                                             ------------       -----------        -----------         -----------
    Total Liabilities.....................            693             8,637              7,900               7,072
                                             ------------       -----------        -----------         -----------
NET ASSETS................................   $    206,347       $   365,916        $   125,233         $    80,106
                                             ============       ===========        ===========         ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000 )...............     19,352,630        30,518,674          9,581,695           7,914,316
                                             ============       ===========        ===========         ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.........................   $      10.66       $     11.99        $     13.07         $     10.12
                                             ============       ===========        ===========         ===========
Investments at Cost.......................   $    193,594       $   319,007        $   118,506         $    81,187
                                             ============       ===========        ===========         ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                            THE TAX-MANAGED   THE TAX-MANAGED    THE TAX-MANAGED     THE TAX-MANAGED
                                            U.S. MARKETWIDE      U.S. 5-10       U.S. 6-10 SMALL    DFA INTERNATIONAL
                                            VALUE PORTFOLIO   VALUE PORTFOLIO   COMPANY PORTFOLIO    VALUE PORTFOLIO
                                            ---------------   ---------------   -----------------   -----------------
INVESTMENT INCOME
  Net Investment Income Received from The
    DFA Investment Trust Company..........     $  1,569                   --                 --                 --
  Dividends (Net of Foreign Taxes Withheld
    of $0, $0, $0 and $102,
    respectively).........................           --        $       1,741       $        333        $       913
  Interest................................           --                  242                107                108
  Income from Securities Lending..........           --                   91                 92                 26
                                               --------        -------------       ------------        -----------
      Total Investment Income.............        1,569                2,074                532              1,047
                                               --------        -------------       ------------        -----------
EXPENSES
  Investment Advisory Services............           --                  833                270                153
  Administrative Fees.....................          117                   --                 --                 --
  Accounting & Transfer Agent Fees........           35                   66                 24                 41
  Custodian's Fees........................           --                   18                  6                 54
  Legal Fees..............................            4                    2                  1                  1
  Audit Fees..............................           --                   11                  2                  1
  Filing Fees.............................           14                   29                 10                  9
  Shareholders' Reports...................            4                    4                  1                  1
  Other...................................            2                    3                  1                  2
                                               --------        -------------       ------------        -----------
      Total Expenses......................          176                  966                315                262
                                               --------        -------------       ------------        -----------
  NET INVESTMENT INCOME...................        1,393                1,108                217                785
                                               --------        -------------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.......................      (11,010)              (5,153)             3,869                 90
  Net Realized Loss on Foreign Currency
    Transactions..........................           --                   --                 --                (33)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency............................       14,414               25,897             (2,644)            (1,279)
    Translation of Foreign Currency
      Denominated Amounts.................           --                   --                 --                (34)
                                               --------        -------------       ------------        -----------
NET GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY....................        3,404               20,744              1,225             (1,256)
                                               --------        -------------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............     $  4,797        $      21,852       $      1,442        $      (471)
                                               ========        =============       ============        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                   THE TAX-MANAGED               THE TAX-MANAGED
                                                                   U.S. MARKETWIDE                  U.S. 5-10
                                                                   VALUE PORTFOLIO               VALUE PORTFOLIO
                                                             ---------------------------   ----------------------------
                                                             SIX MONTHS    DEC. 14,1998    SIX MONTHS    DEC. 11, 1998
                                                                ENDED           TO            ENDED            TO
                                                               MAY 31,       NOV. 30,        MAY 31,        NOV. 30,
                                                                2000           1999           2000            1999
                                                             -----------   -------------   -----------   --------------
                                                             (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income....................................   $  1,393       $    672       $  1,108        $  1,186
  Net Realized Loss on Investment Securities Sold..........    (11,010)          (784)        (5,153)         (1,321)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities..................................     14,414         (1,647)        25,897          13,987
                                                              --------       --------       --------        --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations.............................................      4,797         (1,759)        21,852          13,852
                                                              --------       --------       --------        --------
Distributions From:
  Net Investment Income....................................       (917)          (371)        (1,376)             --
  Net Realized Gains.......................................         --             --             --              --
                                                              --------       --------       --------        --------
    Total Distributions....................................       (917)          (371)        (1,376)             --
                                                              --------       --------       --------        --------
Capital Share Transactions (1):
  Shares Issued............................................    123,800        111,478        110,816         270,629
  Shares Issued in Lieu of Cash Distributions..............        867            350          1,310              --
  Shares Redeemed..........................................    (21,779)       (10,119)       (33,421)        (17,746)
                                                              --------       --------       --------        --------
  Net Increase From Capital Shares
    Transactions...........................................    102,888        101,709         78,705         252,883
                                                              --------       --------       --------        --------
  Total Increase...........................................    106,768         99,579         99,181         266,735
NET ASSETS
  Beginning of Period......................................     99,579             --        266,735              --
                                                              --------       --------       --------        --------
  End of Period............................................   $206,347       $ 99,579       $365,916        $266,735
                                                              ========       ========       ========        ========
(1) SHARES ISSUED AND REDEEMED
  Shares Issued............................................     12,103         10,292          9,387          25,504
  Shares Issued in Lieu of Cash Distributions..............         88             31            118              --
  Shares Redeemed..........................................     (2,194)          (967)        (2,823)         (1,667)
                                                              --------       --------       --------        --------
                                                                 9,997          9,356          6,682          23,837
                                                              ========       ========       ========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                    THE TAX-MANAGED              THE TAX-MANAGED
                                                                    U.S. 6-10 SMALL             DFA INTERNATIONAL
                                                                   COMPANY PORTFOLIO             VALUE PORTFOLIO
                                                              ----------------------------   -----------------------
                                                              SIX MONTHS    DEC. 15, 1998    SIX MONTHS    APR. 16,
                                                                 ENDED            TO            ENDED         TO
                                                                MAY 31,        NOV. 30,        MAY 31,     NOV. 30,
                                                                 2000            1999           2000         1999
                                                              -----------   --------------   -----------   ---------
                                                              (UNAUDITED)                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................   $    217        $   125         $   785      $   120
  Net Realized Gain (Loss) on Investment Securities Sold....      3,869           (521)             90           (1)
  Net Realized Loss on Foreign Currency Transactions........         --             --             (33)         (27)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     (2,644)         7,761          (1,279)         124
    Translation of Foreign Currency Denominated Amounts.....         --             --             (34)          17
                                                               --------        -------         -------      -------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations.............................      1,442          7,365            (471)         233
                                                               --------        -------         -------      -------
Distributions From:
  Net Investment Income.....................................       (187)            --            (179)          --
  Net Realized Gains........................................         --             --              --           --
                                                               --------        -------         -------      -------
    Total Distributions.....................................       (187)            --            (179)          --
                                                               --------        -------         -------      -------
Capital Share Transactions (1):
  Shares Issued.............................................     64,757         62,862          47,682       40,399
  Shares Issued in Lieu of Cash Distributions...............        181             --             179           --
  Shares Redeemed...........................................     (8,234)        (2,953)         (6,347)      (1,390)
                                                               --------        -------         -------      -------
    Net Increase From Capital Shares Transactions...........     56,704         59,909          41,514       39,009
                                                               --------        -------         -------      -------
    Total Increase..........................................     57,959         67,274          40,864       39,242
NET ASSETS
  Beginning of Period.......................................     67,274             --          39,242           --
                                                               --------        -------         -------      -------
  End of Period.............................................   $125,233        $67,274         $80,106      $39,242
                                                               ========        =======         =======      =======
(1) SHARES ISSUED AND REDEEMED
  Shares Issued.............................................      4,636          5,782           4,697        3,967
  Shares Issued in Lieu of Cash Distributions...............         14             --              17           --
  Shares Redeemed...........................................       (585)          (265)           (633)        (134)
                                                               --------        -------         -------      -------
                                                                  4,065          5,517           4,081        3,833
                                                               ========        =======         =======      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP, INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        THE TAX-MANAGED U.S.                  THE TAX-MANAGED U.S.
                                     MARKETWIDE VALUE PORTFOLIO               5-10 VALUE PORTFOLIO
                                    -----------------------------         -----------------------------
                                     SIX MONTHS    DEC. 14, 1998           SIX MONTHS    DEC. 11, 1998
                                       ENDED             TO                  ENDED             TO
                                      MAY 31,         NOV. 30,              MAY 31,         NOV. 30,
                                        2000            1999                  2000            1999
-------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)                           (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................   $  10.64         $  10.00              $  11.19        $  10.00
                                     --------         --------              --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........       0.08             0.10                  0.04            0.05
  Net Gains (Losses) on
    Securities....................
  (Realized and Unrealized).......       0.01             0.61                  0.82            1.14
                                     --------         --------              --------        --------
    Total From Investment
      Operations..................       0.09             0.71                  0.86            1.19
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........      (0.07)           (0.07)                (0.06)             --
  Net Realized Gains..............         --               --                    --              --
                                     --------         --------              --------        --------
    Total Distributions...........      (0.07)           (0.07)                (0.06)             --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....   $  10.66         $  10.64              $  11.99        $  11.19
=======================================================================================================
Total Return......................       0.92%#           7.02%#                7.69%#         11.90%#
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).....................   $206,347         $ 99,579              $365,916        $266,735
Ratio of Expenses to Average Net
  Assets..........................       0.47%*(b)        0.69%*(a)(b)          0.58%*          0.64%*(a)
Ratio of Net Investment Income to
  Average Net Assets..............       1.78%*           1.27%*(a)             0.67%*          0.66%*(a)
Portfolio Turnover Rate...........        N/A              N/A                    30%*            15%*
Portfolio Turnover Rate of Master
  Fund Series.....................         41%*             10%*                N/A+            N/A+
-------------------------------------------------------------------------------------------------------

                                                                         THE TAX-MANAGED DFA
                                      THE TAX-MANAGED U.S. 6-10          INTERNATIONAL VALUE
                                       SMALL COMPANY PORTFOLIO                PORTFOLIO
                                    -----------------------------      ------------------------
                                     SIX MONTHS    DEC. 15, 1998        SIX MONTHS    APR. 16,
                                       ENDED             TO               ENDED          TO
                                      MAY 31,         NOV. 30,           MAY 31,      NOV. 30,
                                        2000            1999               2000         1999
----------------------------------
                                    (UNAUDITED)                        (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................    $  12.19        $ 10.00           $ 10.24        $ 10.00
                                      --------        -------           -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........        0.02           0.02              0.11           0.03
  Net Gains (Losses) on
    Securities....................
  (Realized and Unrealized).......        0.89           2.17             (0.18)          0.21
                                      --------        -------           -------        -------
    Total From Investment
      Operations..................        0.91           2.19             (0.07)          0.24
----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...........       (0.03)            --             (0.05)            --
  Net Realized Gains..............          --             --                --             --
                                      --------        -------           -------        -------
    Total Distributions...........       (0.03)            --             (0.05)            --
----------------------------------
Net Asset Value, End of Period....    $  13.07        $ 12.19           $ 10.12        $ 10.24
==================================
Total Return......................        7.48%#        21.90%#           (0.75%)#        2.40%#
----------------------------------
Net Assets, End of Period
  (thousands).....................    $125,233        $67,274           $80,106        $39,242
Ratio of Expenses to Average Net
  Assets..........................        0.58%*         0.78%*(a)         0.86%*         1.56%*(a)
Ratio of Net Investment Income to
  Average Net Assets..............        0.40%*         0.37%*(a)         2.56%*         0.83%*(a)
Portfolio Turnover Rate...........          56%*            9%*               5%*            0%*
Portfolio Turnover Rate of Master
  Fund Series.....................        N/A+           N/A+              N/A+           N/A+
----------------------------------

           *  Annualized
           #  Non-annualized
         (a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
         (b) Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.
         N/A  Refer to the Master Fund Series
        N/A+ Not applicable, as these Portfolios are stand-alone registered investment companies.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-eight portfolios, four of which (the "Portfolios") are included in this report. Of the remaining portfolios, thirty are presented in separate reports and four have not commenced operations.

    The Tax-Managed U.S. Marketwide Value Portfolio (the "Portfolio" or "Feeder Fund") invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 83% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

    The Tax-Managed U.S. 5-10 Value Portfolio, the Tax-Managed U.S. 6-10 Small Company Portfolio and the Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: For the Tax-Managed U.S. Marketwide Value Portfolio, the investment reflects its proportionate interest in the net assets of The Tax-Managed U.S. Marketwide Value Series. Securities held by The Tax-Managed 5-10 Value Portfolio and The Tax-Managed 6-10 Small Company Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of The Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of The Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions of The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains, as applicable. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The Tax-Managed U.S. Marketwide Value Portfolio accrues, on a daily basis, its respective share of income, net of expenses on its investment in The Tax-Managed U.S. Marketwide Value Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund are allocated pro-rata among its investors at the time of such determination.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Fund. The Advisor provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the six months ended May 31, 2000, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The Tax-Managed U.S. 5-10 Value Portfolio...................      0.50 of 1%
The Tax Managed U.S. 6-10 Small Company Portfolio...........      0.50 of 1%
The Tax Managed DFA International Value Portfolio...........      0.50 of 1%

    For the six months ended May 31, 2000, the Feeder Fund accrued daily and paid monthly to the Advisor an administrative fee at an effective annual rate of
0.15 of 1% of average daily net assets.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              ---------------------
                                                              PURCHASES     SALES
                                                              ---------   ---------
The Tax-Managed U.S. 5-10 Value Portfolio...................  $160,914    $ 90,779
The Tax-Managed U.S. 6-10 Small Company Portfolio...........    78,075      28,706
The Tax-Managed DFA International Value Portfolio...........    39,786         640

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The Tax-Managed U.S. Marketwide Value Portfolio............      $ 20,937           $  (8,624)     $  12,313
The Tax-Managed U.S. 5-10 Value Portfolio..................        70,873             (31,608)        39,265
The Tax-Managed U.S. 6-10 Small Company Portfolio..........        19,654             (14,615)         5,039
The Tax-Managed DFA International Value Portfolio..........         6,039              (7,194)        (1,155)

    At May 31, 2000, the Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Portfolio.............      $    703
The Tax-Managed U.S. 5-10 Value Portfolio...................         1,153
The Tax-Managed U.S. 6-10 Small Company Portfolio...........           500
The Tax-Managed DFA International Value Portfolio...........             1

    All capital loss carryforwards expire on November 30, 2007.

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2000, borrowings under the line of credit were as follows:

                                               WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                                AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                             INTEREST RATE     BALANCE      OUTSTANDING   INCURRED      THE PERIOD
                                             -------------   ------------   -----------   --------   ----------------
The Tax-Managed U.S. 5-10 Value
 Portfolio.................................     6.97 %        $  689,500        2         $   267      $   745,000

    There were no outstanding borrowings under the line of credit at May 31, 2000.

H. COMPONENTS OF NET ASSETS:

                                                               AT MAY 31, 2000 NET ASSETS CONSIST OF:
                                                              ----------------------------------------
                                                                       (AMOUNTS IN THOUSANDS)
                                                               THE TAX-MANAGED        THE TAX-MANAGED
                                                               U.S. MARKETWIDE           U.S. 5-10
                                                               VALUE PORTFOLIO        VALUE PORTFOLIO
                                                              -----------------      -----------------
Paid-In Capital.............................................      $ 204,571              $ 331,570
Undistributed Net Investment Income.........................            803                    936
Accumulated Net Realized Loss...............................        (11,794)                (6,474)
Unrealized Appreciation of Investment Securities............         12,767                 39,884
                                                                  ---------              ---------
Total Net Assets............................................      $ 206,347              $ 365,916
                                                                  =========              =========

                                                               THE TAX-MANAGED        THE TAX-MANAGED
                                                               U.S. 6-10 SMALL       DFA INTERNATIONAL
                                                              COMPANY PORTFOLIO       VALUE PORTFOLIO
                                                              -----------------      -----------------
Paid-In Capital.............................................      $ 116,595              $  80,515
Undistributed Net Investment Income.........................            173                    707
Undistributed Net Realized Gain.............................          3,348                     89
Accumulated Net Realized Foreign Exchange Loss..............             --                    (33)
Unrealized Appreciation (Depreciation) of Investment
  Securities And Foreign Currency...........................          5,117                 (1,155)
Accumulated Net Foreign Exchange Loss.......................             --                    (17)
                                                                  ---------              ---------
Total Net Assets............................................      $ 125,233              $  80,106
                                                                  =========              =========

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities of the loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at May 31, 2000, was as follows:

                                                             MARKET VALUE          VALUE OF          COLLATERAL ON
                                                            OF SECURITIES       COLLATERAL AND        REPURCHASE
                                                               ON LOAN          INDEMNIFICATION       AGREEMENTS
                                                            --------------      ---------------      -------------
The Tax-Managed U.S. 5-10 Value Portfolio.............       $  4,219,032        $  5,849,693        $  6,000,732
The Tax-Managed U.S. 6-10 Small Company Portfolio.....          6,585,401           7,516,500           7,710,575
The Tax-Managed DFA International Value Portfolio.....          5,345,295           5,735,179           6,588,397

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.5%)
 *3Dfx Interactive, Inc................................     10,000     $     74,062
 AAR Corp..............................................     10,000          138,750
 *Adecco SA ADR........................................        794           78,953
 *Advanced Micro Devices, Inc..........................      8,500          692,219
 Advanta Corp. Class A.................................      4,700           79,166
 Advanta Corp. Class B Non-Voting......................      6,900           83,447
 Aetna, Inc............................................     39,800        2,656,650
 *Aftermarket Technology Corp..........................      3,000           17,719
 Agco Corp.............................................     25,100          313,750
 *Agribrands International, Inc........................      2,900          120,169
 Airborne Freight Corp.................................     26,400          532,950
 *Airgas, Inc..........................................     27,800          149,425
 AK Steel Holding Corp.................................     42,360          410,362
 *Alaska Air Group, Inc................................      7,300          227,212
 *Albany International Corp. Class A...................     11,700          167,456
 Albemarle Corp........................................      3,900           85,800
 Alcoa, Inc............................................     10,176          594,660
 Alexander & Baldwin, Inc..............................     19,000          439,375
 Alfa Corp.............................................      1,800           30,656
 *Allegheny Corp.......................................        624          103,740
 *Allen Telecom, Inc...................................      2,400           38,400
 *Alliance Semiconductor Corp..........................      3,900           96,525
 Alliant Energy Corp...................................     12,700          351,631
 Allmerica Financial Corp..............................     18,900        1,090,294
 Allstate Corp.........................................    213,700        5,663,050
 Amerada Hess Corp.....................................     25,900        1,719,112
 *Amerco, Inc..........................................      9,800          171,806
 *America West Holdings Corp. Class B..................     19,200          342,000
 American Financial Group, Inc.........................     23,600          659,325
 *American Freightways Corp............................     14,200          211,669
 American Greetings Corp. Class A......................     24,400          454,450
 American National Insurance Co........................      4,100          221,528
 *Ameripath, Inc.......................................      9,700           83,208
 Amerus Life Holdings, Inc. Class A....................      7,400          147,537
 *Ames Department Stores, Inc..........................     19,100          226,216
 *AMF Bowling, Inc.....................................     35,400           33,187
 *AMR Corp.............................................     62,200        1,772,700
 *Amtran, Inc..........................................      4,400           62,287
 *Ann Taylor Stores Corp...............................     12,000          312,000
 Apache Corp...........................................     15,300          931,387
 *Applica, Inc.........................................     10,200          150,450
 Applied Industrial Technologies, Inc..................      4,900           85,444
 *Arch Capital Group, Ltd..............................      9,000          135,844
 Arch Chemicals, Inc...................................     10,300          177,675
 Arch Coal, Inc........................................     18,995          142,462
 Archer-Daniels Midland Co.............................     36,000          429,750
 Argonaut Group, Inc...................................      6,400          115,600
 Armstrong Holdings, Inc...............................     10,700          183,906
 Arnold Industries, Inc................................      8,900          102,072
 *Arrow Electronics, Inc...............................     24,800          869,550
 Arvin Industries, Inc.................................      7,300          131,400
 Ashland, Inc..........................................     33,300        1,163,419
 *Audiovox Corp. Class A...............................      1,900           35,922
 *Aurora Foods, Inc....................................     21,900           78,019
 *AutoNation, Inc......................................    167,700        1,320,637
                                                            SHARES           VALUE+
                                                            ------           ------

 *Aviation Sales Co....................................      2,100     $     14,044
 *Avid Technology, Inc.................................      7,700           77,481
 *Avis Group Holdings, Inc.............................     12,200          234,850
 Avnet, Inc............................................      2,338          161,760
 AVX Corp..............................................      2,500          143,281
 *Aztar Corp...........................................     17,700          225,675
 Baldwin & Lyons, Inc. Class B.........................      3,200           58,000
 Bancwest Corp.........................................     36,000          672,750
 Bandag, Inc...........................................      4,500          111,656
 Bandag, Inc. Class A..................................      3,800           86,450
 BankAtlantic Bancorp, Inc. Class B....................      5,700           32,597
 Banta Corp............................................     13,000          240,500
 *Barrett Resources Corp...............................        500           19,781
 *Battle Mountain Gold Co..............................        900            1,744
 Bay View Capital Corp.................................     12,100          122,512
 Bear Stearns Companies, Inc...........................     49,622        1,953,866
 *Belco Oil & Gas Corp.................................      2,500           19,531
 Belo (A.H.) Corp. Class A.............................     47,500          762,969
 *Benchmark Electronics, Inc...........................      8,400          285,600
 Bergen Brunswig Corp. Class A.........................     55,600          288,425
 Berkley (W.R.) Corp...................................     10,500          231,328
 *Bethlehem Steel Corp.................................     34,466          133,556
 *Beverly Enterprises..................................     29,200           87,600
 Bindley Western Industries, Inc.......................      4,600           87,687
 *Bio-Rad Laboratories, Inc. Class A...................      2,000           46,375
 Birmingham Steel Corp.................................        400            1,550
 Block Drug Co., Inc. Class A..........................      6,469          179,110
 Bob Evans Farms, Inc..................................     19,600          265,825
 *Boca Resorts, Inc....................................     15,500          133,687
 Boise Cascade Corp....................................     23,800          693,175
 *Borders Group, Inc...................................      1,000           14,062
 Borg Warner Automotive, Inc...........................     23,100          918,225
 Bowater, Inc..........................................     22,900        1,183,644
 Bowne & Co., Inc......................................     14,300          143,894
 *Boyd Gaming Corp.....................................     14,900           73,569
 Brookline Bancorp, Inc................................     11,500          112,484
 *Brown (Tom), Inc.....................................      6,900          150,506
 Brown Shoe Company, Inc...............................      8,900          106,244
 Brunswick Corp........................................     32,700          629,475
 Brush Wellman, Inc....................................      3,500           61,031
 *Budget Group, Inc....................................      9,600           36,600
 *Buffets, Inc.........................................     14,100          163,472
 Burlington Coat Factory Warehouse Corp................     21,100          267,706
 Burlington Northern Santa Fe Corp.....................    100,600        2,376,675
 *Bush Boake Allen, Inc................................      8,000          261,000
 C.I.T. Group, Inc. Class A............................     92,600        1,695,737
 *Cabletron Systems, Inc...............................     12,800          293,600
 Calgon Carbon Corp....................................     14,700           96,469
 Caraustar Industries, Inc.............................      1,800           29,756
 Carpenter Technology Corp.............................      6,200          128,262
 Carter-Wallace, Inc...................................      8,500          170,000
 Casey's General Stores, Inc...........................     23,600          278,775
 Cash America International, Inc.......................      7,300           74,825
 *Castle & Cooke, Inc..................................      7,000          130,375
 Cato Corp. Class A....................................        400            4,962
 *CB Richard Ellis Services, Inc.......................      8,500           85,531

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CBRL Group, Inc.......................................     21,100     $    305,291
 Centex Corp...........................................     15,000          311,250
 *Central Garden & Pet Co..............................      6,300           71,859
 *Century Business Services, Inc.......................     33,400           87,153
 *Champion Enterprises, Inc............................     29,600          168,350
 Champion International Corp...........................     41,300        3,014,900
 *Charming Shoppes, Inc................................     16,600           98,044
 *Checkpoint System, Inc...............................      8,500           67,469
 Chemed Corp...........................................      1,200           36,375
 Chemfirst, Inc........................................      6,300          131,512
 Chesapeake Corp.......................................      9,200          300,725
 Chiquita Brands International, Inc....................     18,700           73,631
 *Chris-Craft Industries, Inc..........................      4,075          248,066
 CICOR International, Inc..............................      1,150           12,147
 Cincinnati Financial Corp.............................     34,700        1,395,591
 Circle International, Inc.............................      1,200           22,687
 City Holding Co.......................................      5,800           57,637
 CKE Restaurants, Inc..................................     21,700           71,881
 Cleveland Cliffs, Inc.................................      3,100           78,856
 *CNA Financial Corp...................................     44,900        1,602,369
 CNA Surety Corp.......................................      1,000           12,500
 Coachmen Industries, Inc..............................      8,200           97,887
 Coca-Cola Enterprises, Inc............................    163,800        2,805,075
 *Coherent, Inc........................................      1,000           56,312
 Columbus McKinnon Corp................................     12,200          168,512
 *Comfort Systems USA, Inc.............................     16,800          101,850
 Commerce Group, Inc...................................      8,000          217,000
 Commercial Federal Corp...............................     18,700          298,031
 Commercial Metals Co..................................      5,700          149,981
 Commonwealth Bancorp, Inc.............................      2,000           23,125
 Community Trust Bancorp, Inc..........................      2,310           33,423
 *Compucom Systems, Inc................................     13,700           32,966
 Comsat Corp. Series 1.................................     11,900          291,550
 Conseco, Inc..........................................    149,300          933,125
 *Consolidated Graphics, Inc...........................      8,700           90,262
 Consolidated Papers, Inc..............................     25,800          964,275
 *Consolidated Stores Corp.............................     11,300          146,900
 Cooper Tire & Rubber Co...............................     36,500          440,281
 *CoorsTek, Inc........................................      1,450           46,762
 Corn Products International, Inc......................     17,100          420,019
 Corus Bankshares, Inc.................................      6,700          166,244
 Countrywide Credit Industries, Inc....................     58,100        1,786,575
 *Covenant Transport, Inc. Class A.....................      2,800           28,787
 *Coventry Health Care, Inc............................     22,200          262,931
 *Credit Acceptance Corp...............................     17,200           95,675
 Crompton Corp.........................................     11,000          133,375
 Cross Timbers Oil Co..................................      2,700           54,844
 Crown Cork & Seal Co., Inc............................     51,600          883,650
 *CSS Industries, Inc..................................      1,000           20,000
 CSX Corp..............................................     83,100        1,807,425
 Cummins Engine Co., Inc...............................     15,900          517,744
 Dain Rauscher Corp....................................      1,000           59,625
 Dana Corp.............................................     74,200        1,915,287
 *Delphi Financial Group, Inc. Class A.................      4,200          140,700
 Delta Air Lines, Inc..................................     35,900        1,846,606
 Detroit Diesel Corp...................................     11,700          184,275
 Devon Energy Corp.....................................     20,300        1,214,194
 Dillards, Inc. Class A................................     32,800          489,950
 Dime Bancorp, Inc.....................................      2,400           43,800
 Dime Community Bancorp, Inc...........................      5,900           95,875
 *Discount Auto Parts, Inc.............................      4,400           44,000
 *Dollar Thrifty Automotive Group, Inc.................     11,100          199,800
                                                            SHARES           VALUE+
                                                            ------           ------

 Downey Financial Corp.................................     11,700     $    348,075
 *Dress Barn, Inc......................................      5,300          112,791
 *Dura Automotive Systems, Inc.........................      6,900           82,153
 *Dura Pharmaceuticals, Inc............................      8,900          104,297
 *DVI, Inc.............................................      5,800           83,375
 Earthgrains Co........................................     23,000          379,500
 Eastman Chemical Co...................................     24,500        1,116,281
 *Electro Rent Corp....................................      2,400           26,100
 *Electroglas, Inc.....................................        600           15,825
 *Encompass Services Corp..............................     25,700          150,987
 Energen Corp..........................................     11,300          250,012
 Enhance Financial Services Group, Inc.................     17,200          236,500
 ENSCO International, Inc..............................      2,800           97,825
 EOG Resources, Inc....................................     16,800          546,000
 *Esco Electronics Corp................................      5,700          100,462
 *Esterline Technologies Corp..........................      6,500           88,562
 Ethyl Corp............................................     33,900           86,869
 Everest Re Group, Ltd.................................     13,400          455,600
 *Extended Stay America, Inc...........................     33,900          305,100
 *Fairchild Corp. Class A..............................      1,900            9,025
 *Farm Family Holdings, Inc............................      1,700           45,900
 Farmer Brothers Co....................................        500           83,750
 FBL Financial Group, Inc. Class A.....................     11,700          171,112
 Federal-Mogul Corp....................................     27,000          268,312
 *Federated Department Stores, Inc.....................     80,400        3,095,400
 Fidelity National Financial, Inc......................     18,300          283,650
 Financial Security Assurance Holdings, Ltd............      4,600          345,575
 *Finish Line, Inc. Class A............................      1,100            7,631
 Finova Group, Inc.....................................      1,800           21,487
 First American Financial Corp.........................     28,900          480,462
 First Charter Corp....................................      7,900          126,153
 First Citizens Bancshares, Inc. NC....................      3,900          235,219
 First Indiana Corp....................................      3,500           61,141
 First Niagara Financial Group, Inc....................      9,600           87,900
 First Sentinel Bancorp, Inc...........................      9,600           74,850
 *FirstFed Financial Corp. DE..........................      6,400           86,000
 Flagstar Bancorp, Inc.................................      3,000           28,219
 Fleetwood Enterprises, Inc............................     15,400          219,450
 Fleming Companies, Inc................................     14,800          208,125
 Florida East Coast Industries, Inc....................      4,000          192,000
 Fluor Corp............................................      3,400          110,500
 *FMC Corp.............................................      1,000           60,750
 Ford Motor Co.........................................    292,300       14,194,819
 *Forest Oil Corp......................................      2,100           33,469
 Foster Wheeler Corp...................................     18,500          156,094
 *Foundation Health Systems, Inc.......................     36,800          441,600
 *Franklin Covey Co....................................      1,600           12,400
 Fremont General Corp..................................     19,900           87,062
 *Fritz Companies, Inc.................................     13,000          135,281
 *FSI International, Inc...............................      1,200           17,287
 GATX Corp.............................................     11,700          394,144
 Gencorp, Inc..........................................     10,100           99,106
 General Binding Corp..................................      2,600           19,500
 General Cable Corp....................................      7,000           58,187
 *General Communications, Inc. Class A.................     16,200           77,962
 General Motors Corp...................................    169,200       11,949,750
 *General Motors Corp. Class H.........................     40,400        3,976,875
 *Genlyte Group, Inc...................................      4,500           91,547
 *Gentiva Health Services..............................      2,800           24,412

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Geon Co...............................................      6,700     $    144,050
 Georgia-Pacific Corp..................................     37,700        1,234,675
 Gerber Scientific, Inc................................     13,300          159,600
 Gibraltar Steel Corp..................................      5,000           79,219
 Glatfelter (P.H.) Co..................................     18,600          219,712
 *Glenayre Technologies, Inc...........................      7,200           59,175
 *Global Sources, Ltd..................................         90            2,483
 *Golden State Bancorp, Inc............................     54,100          950,131
 Goodrich (B.F.) Co....................................     21,000          745,500
 Goodyear Tire & Rubber Co.............................     17,600          437,800
 *Goodys Family Clothing...............................     13,500           73,828
 Granite Construction, Inc.............................      2,000           52,125
 *Graphic Packaging International Corp.................        200              687
 Great Atlantic & Pacific Tea Co., Inc.................     14,600          268,275
 Greenpoint Financial Corp.............................     39,300          820,387
 *Grey Wolf, Inc.......................................     18,200           91,000
 *Griffon Corp.........................................     12,400           75,175
 *Group 1 Automotive, Inc..............................      6,000           69,000
 *Ha-Lo Industries, Inc................................      9,600           53,400
 Hancock Holding Co....................................      1,500           47,625
 *Handleman Co.........................................      5,100           49,725
 Harbor Florida Bancshares, Inc........................      5,200           55,087
 Harleysville Group, Inc...............................     11,800          199,862
 Harris Corp...........................................     17,800          544,012
 Hartford Life, Inc. Class A...........................     15,300          767,869
 HCC Insurance Holdings, Inc...........................     11,800          201,337
 *Healthsouth Corp.....................................    112,200          722,287
 *Hearst-Argyle Television, Inc........................     19,500          369,281
 Heilig-Meyers Co......................................     12,200           20,587
 Heller Financial, Inc.................................     19,700          371,837
 Helmerich & Payne, Inc................................      2,500           93,125
 *Hexcel Corp..........................................      7,200           55,800
 Hollinger International, Inc. Class A.................     19,900          242,531
 *Hollywood Entertainment Corp.........................     19,500          134,367
 *Homestead Village, Inc...............................     15,100           61,344
 Horton (D.R.), Inc....................................     30,400          397,100
 *Houston Exploration Co...............................      4,000          100,000
 *HS Resources, Inc....................................      3,100          104,044
 Hughes Supply, Inc....................................     11,100          210,900
 *Humana, Inc..........................................     88,500          497,812
 Hunt (J.B.) Transport Services, Inc...................     13,400          216,494
 *Hutchinson Technology, Inc...........................     10,000          117,812
 *Hypercom Corp........................................      6,600           82,500
 IBP, Inc..............................................     28,100          463,650
 *IHOP Corp............................................      5,600           98,700
 Ikon Office Solutions, Inc............................     13,200           66,000
 *Imation Corp.........................................      3,000           84,937
 IMC Global, Inc.......................................     46,200          710,325
 IMCO Recycling, Inc...................................      1,000            6,687
 *Inacom Corp..........................................      7,600            1,292
 Independence Community Bank Corp......................     30,300          405,262
 *Information Resources, Inc...........................     13,500           67,078
 Ingles Market, Inc. Class A...........................      4,300           42,462
 *Ingram Micro, Inc....................................     17,900          302,062
 *Inprise Corp.........................................      9,700           54,108
 *Input/Output, Inc....................................     25,100          197,662
 *Insignia Financial Group, Inc........................      9,500          107,469
 *Integrated Electrical Services, Inc..................     13,500           66,656
 Interface, Inc. Class A...............................     18,800           82,250
 *Intergraph Corp......................................      3,600           20,137
 *Interim Services, Inc................................     26,600          535,325
                                                            SHARES           VALUE+
                                                            ------           ------

 Intermet Corp.........................................     10,900     $     75,108
 International Multifoods Corp.........................      8,000          111,500
 International Paper Co................................     81,800        2,847,662
 *International Speciality Products, Inc...............     25,000          135,937
 Interpool, Inc........................................        100              800
 *Ionics, Inc..........................................      8,700          250,125
 *JDA Software Group, Inc..............................      2,100           32,616
 Jefferies Group, Inc..................................     11,400          230,137
 *JLK Direct Distribution, Inc. Class A................      2,000           13,875
 Justin Industries, Inc................................      1,000           17,437
 *K Mart Corp..........................................    200,100        1,700,850
 *Kaiser Aluminum Corp.................................     36,000          159,750
 Kaman Corp. Class A...................................      6,500           64,797
 Kellwood Co...........................................      7,900          133,312
 Kennametal, Inc.......................................     14,000          369,250
 *Kent Electronics Corp................................      1,700           47,175
 *Key Energy Group, Inc................................     17,000          184,875
 Keycorp...............................................    100,000        2,100,000
 *kforce.com, Inc......................................     12,000          154,125
 Kimball International, Inc. Class B...................      4,900           79,166
 Lafarge Corp..........................................     24,900          634,950
 Landamerica Financial Group, Inc......................      9,800          180,687
 Landrys Seafood Restaurants, Inc......................     11,400           89,062
 *Lanier Worldwide, Inc................................      6,800           12,325
 Lehman Brothers Holdings, Inc.........................     19,400        1,497,437
 Lennar Corp...........................................     17,200          324,650
 *Liberty Corp.........................................      5,400          189,675
 Liberty Financial Companies, Inc......................     17,600          414,700
 Lincoln National Corp.................................     72,300        2,801,625
 LNR Property Corp.....................................     11,800          228,625
 Lockheed Martin Corp..................................    121,600        2,979,200
 *Loews Cineplex Entertainment Corp....................     19,100           50,137
 Loews Corp............................................     36,600        2,411,025
 Lone Star Steakhouse Saloon...........................     13,300          140,897
 *Lone Star Technologies, Inc..........................      3,000          159,000
 Longs Drug Stores Corp................................     18,400          371,450
 Longview Fibre Co.....................................     12,600          151,200
 *Louis Dreyfus Natural Gas Corp.......................      8,100          260,212
 Louisiana-Pacific Corp................................     21,100          237,375
 LTV Corp..............................................     49,200          129,150
 Luby's Cafeterias, Inc................................     11,400          100,462
 Lyondell Chemical Co..................................     37,000          617,437
 M.A. Hanna Co.........................................     20,500          239,594
 *Magellan Health Services, Inc........................      7,100           15,087
 *Magnetek, Inc........................................      6,500           54,844
 *Mail-Well, Inc.......................................     23,400          219,375
 Mallinckrodt, Inc.....................................     16,200          468,788
 *Mandalay Resort Group................................     37,200          788,175
 *Manor Care, Inc......................................     29,800          210,463
 Marcus Corp...........................................      5,000           54,688
 *Marine Drilling Companies, Inc.......................      2,200           63,250
 Mark IV Industries, Inc...............................      7,800          165,750
 *Maxxam, Inc..........................................      2,400           61,200
 MBIA, Inc.............................................     43,300        2,503,281
 McGrath Rent Corp.....................................        500            7,844
 MDC Holdings, Inc.....................................     10,700          206,644
 Mead Corp.............................................     12,600          388,238
 *Medical Assurance, Inc...............................      7,200           81,900
 *MEMC Electronic Materials, Inc.......................      3,200           49,000
 Metals USA, Inc.......................................     15,500           81,375
 *Metromedia International Group, Inc..................     12,600           54,338
 *Michaels Stores, Inc.................................      4,200          179,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Midland Co............................................      1,000     $     25,250
 Mikasa, Inc...........................................      1,000            9,625
 Milacron, Inc.........................................     14,500          229,281
 Millennium Chemicals, Inc.............................     25,800          496,650
 Mine Safety Appliances Co.............................      2,000           46,500
 *Mirage Resorts, Inc..................................     44,900          940,094
 *Modis Professional Services, Inc.....................     44,300          454,075
 *Mony Group, Inc......................................     22,400          830,200
 *Moog, Inc. Class A...................................      2,300           49,163
 *Morrison Knudsen Corp................................     22,700          175,925
 *MS Carriers, Inc.....................................      6,000          115,688
 Nabisco Group Holdings Corp...........................     32,400          706,725
 Nacco Industries, Inc. Class A........................      5,300          200,075
 National Presto Industries, Inc.......................      3,400          105,613
 *National Semiconductor Corp..........................     11,000          591,250
 National Steel Corp. Class B..........................      5,700           29,925
 *National Western Life Insurance Co. Class A..........        900           66,572
 *NationsRent, Inc.....................................     20,700           76,331
 NCH Corp..............................................      1,500           60,000
 *NCI Building Systems, Inc............................      8,200          139,913
 *Network Equipment Technologies, Inc..................      8,200           87,638
 *Newpark Resources, Inc...............................      4,000           33,500
 *Noble Drilling Corp..................................      1,200           52,050
 Norfolk Southern Corp.................................     99,700        1,775,906
 *Nortek, Inc..........................................      5,100          109,331
 Northrop Grumman Corp.................................     30,000        2,298,750
 Northwest Bancorp, Inc................................      2,300           17,466
 *NS Group, Inc........................................      6,100          111,706
 *Nuevo Energy Co......................................      1,000           19,313
 OceanFirst Financial Corp.............................      1,600           27,300
 *Ocwen Financial Corp.................................     31,000          178,250
 *Officemax, Inc.......................................     40,800          221,850
 *Offshore Logistics, Inc..............................      8,500          119,266
 Ogden Corp............................................     23,100          199,238
 Ohio Casualty Corp....................................     14,700          175,941
 Old Republic International Corp.......................     45,100          792,069
 Omnicare, Inc.........................................     42,800          706,200
 *On Command Corp......................................      1,600           26,200
 *Orbital Sciences Corp................................      5,871           71,920
 Overseas Shipholding Group, Inc.......................     15,300          354,769
 *Owens-Illinois, Inc..................................    122,200        1,374,750
 Pacific Century Financial Corp........................     34,600          778,500
 *Pacificare Health Systems, Inc.......................     13,900          900,894
 *Pactiv Corporation...................................     31,900          285,106
 Park Electrochemical Corp.............................      2,000           50,125
 *Park Place Entertainment Corp........................     23,000          290,375
 *Parker Drilling Co...................................     34,100          206,731
 *Paxar Corp...........................................     11,000          110,688
 *Paxson Communications Corp...........................      6,600           51,150
 Penney (J.C.) Co., Inc................................     99,000        1,794,375
 Pep Boys - Manny, Moe & Jack..........................     22,100          157,463
 *Perrigo Co...........................................      2,700           16,453
 *Per-Se Technologies, Inc.............................      2,000           13,063
 *Personnel Group of America, Inc......................      7,000           28,000
 *Petco Animal Supplies, Inc...........................      8,500          161,234
 *PetSmart, Inc........................................      3,100            9,252
 PFF Bancorp, Inc......................................        500            6,969
 Phelps Dodge Corp.....................................     21,273          954,626
 Phillips-Van Heusen Corp..............................      9,900           86,006
 Phoenix Investment Partners, Ltd......................     17,700          148,238
                                                            SHARES           VALUE+
                                                            ------           ------

 Pier 1 Imports, Inc. DE...............................     18,600     $    158,100
 Pilgrim Pride Corp....................................     13,700          109,600
 *Pinnacle Entertainment, Inc..........................      2,800           53,375
 *Pioneer Natural Resources Co.........................     28,000          418,250
 Pioneer Standard Electronics, Inc.....................     12,600          150,806
 PMI Group, Inc........................................      3,550          180,163
 *Policy Management Systems Corp.......................     17,000          173,188
 Polymer Group, Inc....................................     16,100          117,731
 Potlatch Corp.........................................     13,800          522,675
 Precision Castparts Corp..............................     11,300          550,875
 *Premier Parks, Inc...................................     37,900          902,494
 Presidential Life Corp................................     13,800          203,119
 *Price Communications Corp............................      4,265           97,295
 *Pride International, Inc.............................      7,100          180,606
 *Primark Corp.........................................      8,300          215,800
 *Prime Hospitality Corp...............................     21,500          185,438
 *Professionals Group, Inc.............................      3,800           63,056
 *PSS World Medical, Inc...............................     22,100          186,469
 *PTEK Holdings, Inc...................................     17,500           60,156
 Pulte Corp............................................     18,400          408,250
 Quanex Corp...........................................      7,400          108,225
 *Quest Diagnostics, Inc...............................      2,800          187,250
 Questar Corp..........................................     37,800          767,813
 *Quorum Health Group, Inc.............................     30,100          291,123
 Radian Group, Inc.....................................     18,000          990,000
 Rayonier, Inc.........................................      3,400          136,850
 Raytheon Co. Class A..................................     48,500        1,142,781
 Raytheon Co. Class B..................................    108,700        2,547,656
 *RDO Equipment Co. Class A............................      1,100            6,188
 *Reebok International, Ltd............................     27,200          377,400
 Reliance Group Holdings, Inc..........................     32,700           75,619
 Reliance Steel and Aluminum Co........................      4,000           83,750
 *Renaissance Worldwide, Inc...........................     15,600           34,613
 *Rent-Way, Inc........................................      1,000           26,688
 Republic Security Financial Corp......................     15,200           62,463
 *Respironics, Inc.....................................      6,200           99,588
 Riggs National Corp...................................      8,100          117,956
 *Rite Aid Corp........................................     65,800          456,488
 RJ Reynolds Tobacco Holdings, Inc.....................     13,900          385,725
 RLI Corp..............................................      4,300          156,413
 Roadway Express, Inc..................................      2,000           42,938
 Rock-Tenn Co. Class A.................................      6,600           63,113
 Rollins Truck Leasing Corp............................     27,900          263,306
 *RTI International Metals, Inc........................     12,000          156,000
 Russ Berrie & Co., Inc................................     10,100          191,269
 *Ryans Family Steak Houses, Inc.......................     11,100          100,594
 Ryder System, Inc.....................................     24,200          464,338
 Ryerson Tull, Inc.....................................     12,200          120,475
 Ryland Group, Inc.....................................      5,500          122,031
 *Sabre Holdings Corp..................................     33,675          968,156
 Safeco Corp...........................................     23,200          569,125
 Saint Paul Companies, Inc.............................     99,900        3,746,250
 *Saks, Inc............................................     51,550          596,047
 *Schein (Henry), Inc..................................     16,900          298,391
 Schulman (A.), Inc....................................     13,200          157,163
 Schweitzer-Maudoit International, Inc.................      4,600           63,250
 SCPIE Holdings, Inc...................................      4,700          114,269
 Seaboard Corp.........................................      1,100          202,400
 Seacoast Financial Services Corp......................      7,600           66,738
 *Seacor Smit, Inc.....................................      5,300          339,863
 *Seagate Technology, Inc..............................      2,700          156,600
 Sears, Roebuck & Co...................................    106,900        3,948,619

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Seitel, Inc..........................................     10,100     $     85,850
 Selective Insurance Group, Inc........................     12,200          226,081
 *Sensormatic Electronics Corp.........................     18,900          296,494
 *Sequa Corp. Class A..................................      3,300          157,369
 *Sequa Corp. Class B..................................        900           51,750
 Service Corp. International...........................    148,900          465,313
 *Shaw Group, Inc......................................      1,300           56,713
 *Shopko Stores, Inc...................................     10,300          189,263
 *Sierra Health Services, Inc..........................      1,100            4,606
 *Silicon Graphics, Inc................................     46,800          310,050
 *Silicon Valley Group, Inc............................      5,800          154,244
 *Sinclair Broadcast Group, Inc. Class A...............     25,800          212,447
 Skyline Corp..........................................      1,000           20,625
 SLI, Inc..............................................     10,200          132,600
 *Smart & Final Food, Inc..............................      7,800           63,863
 Smith (A.O.) Corp.....................................      6,900          144,900
 Smith (A.O.) Corp. Convertible Class A................      2,200           46,475
 *Sonic Automotive, Inc................................     10,500          102,375
 South Financial Group, Inc............................      9,100          114,319
 South Jersey Industries, Inc..........................      3,300           86,006
 Sovereign Bancorp, Inc................................     53,120          364,370
 *SpeedFam-IPEC, Inc...................................      1,000           13,156
 Spiegel, Inc. Class A Non-Voting......................      3,000           22,922
 Springs Industries, Inc. Class A......................      4,800          228,000
 *SPS Technologies, Inc................................      5,000          175,625
 *Staffmark, Inc.......................................     12,200           60,238
 Standard Motor Products, Inc. Class A.................      5,000           48,438
 Standard Pacific Corp. DE.............................     14,500          164,938
 Standard Register Co..................................     11,600          157,325
 *STAR Telecommunications, Inc.........................     20,500           42,922
 Starwood Hotels and Resorts Worldwide, Inc............     49,600        1,466,300
 State Auto Financial Corp.............................     15,100          168,931
 Staten Island Bancorp, Inc............................     16,000          271,000
 *Steelcase, Inc. Class A..............................     10,700          131,075
 Stepan Co.............................................      2,200           48,125
 Stewart & Stevenson Services, Inc.....................      9,700          135,194
 Stewart Enterprises, Inc..............................     45,800          184,631
 Stewart Information Services Corp.....................      3,300           41,663
 Stone & Webster, Inc..................................      1,000              969
 *Stoneridge, Inc......................................      7,300           82,125
 Stride Rite Corp......................................     22,589          148,240
 Sunoco, Inc...........................................     29,300          946,756
 *Sunrise Assisted Living, Inc.........................      8,800          160,325
 Supervalu, Inc........................................     48,300        1,005,244
 Susquehanna Bancshares, Inc...........................     10,400          142,025
 *Swift Energy Corp....................................     15,500          398,156
 *Sylvan Learning Systems, Inc.........................      6,900           78,056
 *Systemax, Inc........................................     18,100          123,306
 *Tech Data Corp.......................................     14,400          541,350
 Tecumseh Products Co. Class A.........................      5,800          261,906
 Tecumseh Products Co. Class B.........................      2,000           86,375
 Tektronix, Inc........................................        900           48,150
 *Telxon Corp..........................................      1,100           17,119
 Temple-Inland, Inc....................................     20,500        1,018,594
 Tenet Healthcare Corp.................................     50,500        1,294,063
 Tenneco Automotive, Inc...............................      1,880           13,748
 *Terex Corp...........................................      7,800          124,313
 Terra Industries, Inc.................................     15,000           31,875
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tesoro Petroleum Corp................................     13,900     $    142,475
 Texas Industries, Inc.................................      8,500          243,844
 *Thermedics, Inc......................................      6,300           53,156
 *Thermo Ecotek Corp...................................      1,000            7,813
 *Thermo Instrument Systems, Inc.......................     13,900          227,613
 *Thermo-Electron Corp.................................     44,700          829,744
 Thomas Industries, Inc................................        900           18,000
 Tidewater, Inc........................................      9,800          380,975
 Timken Co.............................................     23,300          439,788
 *Toll Brothers, Inc...................................     16,600          321,625
 *Tower Automotive, Inc................................     21,000          291,375
 *Toys R Us, Inc.......................................    100,500        1,582,875
 *Transmontaigne Oil Co................................        200            1,350
 Trenwick Group, Inc...................................      7,625          114,375
 *Triad Hospitals, Inc.................................      1,200           25,725
 *Trico Marine Services, Inc...........................     10,500          102,047
 *Trigon Healthcare, Inc...............................      8,700          435,000
 Trinity Industries, Inc...............................     14,900          328,731
 *Triumph Group........................................      4,100          114,800
 Tucker Anthony Sutro Corp.............................     10,100          172,963
 *Twinlab Corp.........................................      9,500           67,984
 Tyson Foods, Inc. Class A.............................     53,200          525,350
 U.S. Industries, Inc..................................     39,300          530,550
 *UAL Corp.............................................     26,300        1,354,450
 *UICI.................................................     13,800           67,275
 Ultramar Diamond Shamrock Corp........................     21,800          565,438
 *Ultratech Stepper, Inc...............................      3,000           42,188
 UMB Financial Corp....................................      9,400          347,213
 *Unifi, Inc...........................................     27,500          350,625
 Union Pacific Corp....................................     51,900        2,196,019
 Union Pacific Resources Group, Inc....................     65,900        1,561,006
 *Unit Corp............................................      3,000           39,563
 *United Auto Group, Inc...............................      5,800           51,838
 United Community Financial Corp.......................     15,000           88,594
 *United Rentals, Inc..................................     35,400          575,250
 Unitrin, Inc..........................................     21,700          698,469
 Universal Corporation.................................      8,000          185,500
 Universal Forest Products, Inc........................     10,600          139,456
 *Universal Stainless & Alloy Products, Inc............        300            2,063
 *Unova, Inc...........................................     21,600          298,350
 UnumProvident Corp....................................     87,100        1,976,081
 *URS Corp.............................................      5,600           73,500
 *US Oncology, Inc.....................................     39,000          186,469
 *Usec, Inc............................................     28,300          130,888
 USX-Marathon Group, Inc...............................     83,400        2,267,438
 USX-US Steel Group....................................     42,900          967,931
 *Vail Resorts, Inc....................................     11,600          185,600
 Valero Energy Corp....................................     15,200          444,600
 Valhi, Inc............................................     19,800          211,613
 *Value City Department Stores, Inc....................     10,700          106,331
 *Varco International, Inc.............................      4,500           97,875
 *Varian Medical Systems, Inc..........................      4,900          202,431
 *Venator Group, Inc...................................     32,000          346,000
 *Veritas DGC, Inc.....................................      2,900           80,113
 *Veterinary Centers of America, Inc...................      8,500          115,547
 Vintage Petroleum, Inc................................      6,100          144,875
 *Vishay Intertechnology, Inc..........................     11,000          778,250
 *Volt Information Sciences, Inc.......................      3,000           86,625
 Wabash National Corp..................................     10,000          128,125
 Wallace Computer Services, Inc........................     12,000          120,000
 Walter Industries, Inc................................      5,600           60,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Warnaco Group, Inc....................................       25,900   $      174,825
 *Waste Connections, Inc...............................        9,700          187,938
 Watsco, Inc. Class A..................................       10,300          152,569
 Watts Industries, Inc. Class A........................        8,800          100,100
 *Webb (Del) Corp......................................        8,100          123,525
 *Weirton Steel Corp...................................       25,500          116,344
 Wellman, Inc..........................................       12,600          248,063
 Werner Enterprises, Inc...............................       15,000          187,969
 Westcorp, Inc.........................................       11,100          120,713
 Westvaco Corp.........................................       45,500        1,370,688
 *WFS Financial, Inc...................................        2,000           31,563
 Whitney Holdings Corp.................................        3,900          151,978
 *Wisconsin Central Transportation Corp................       19,000          248,188
 *Wolverine Tube, Inc..................................        3,300           54,450
 Woodward Governor Co..................................        4,800          117,150
 Worthington Industries, Inc...........................       10,300          124,888
 *Xtra Corp............................................        4,800          216,300
 *Yellow Corp..........................................       15,400          252,656
 York International Corp...............................       10,650          278,231
 Zenith National Insurance Corp........................        8,000          190,000
 *Ziff-Davis, Inc......................................       42,500          358,594
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $228,765,694)..................................                   244,899,828
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Westcorp, Inc. Rights 06/15/00
   (Cost $0)...........................................       11,100            2,428
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holdings (Senior Preferred 12%)
   (Cost $0)...........................................        1,500              757
                                                                       --------------

TEMPORARY CASH
  INVESTMENTS -- (1.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
  06/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 10/31/01, valued at $3,783,601) to be
  repurchased at $3,727,616.
  (Cost $3,727,000)                                       $    3,727        3,727,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $232,492,694)++................................                $  248,630,013
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $232,977,140.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment at Value.........................................    $248,630
Collateral for Securities Loaned............................       1,496
Receivables:
  Dividends and Interest....................................         711
  Investment Securities Sold................................       2,270
  Fund Shares Sold..........................................         620
Prepaid Expenses and Other Assets...........................           1
                                                                --------
    Total Assets............................................     253,728
                                                                --------
LIABILITIES:
Payable for Collateral on Securities Loaned.................       1,496
Payable for Investment Securities Purchased.................       2,749
Accrued Expenses and Other Liabilities......................          61
                                                                --------
    Total Liabilities.......................................       4,306
                                                                --------
NET ASSETS..................................................    $249,422
                                                                ========
Investments at Cost.........................................    $232,493
                                                                ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................    $   2,043
  Interest..................................................          171
  Income From Securities Lending............................           25
                                                                ---------
      Total Investment Income...............................        2,239
                                                                ---------
EXPENSES
  Investment Advisory Services..............................          199
  Accounting & Transfer Agent Fees..........................           38
  Custodian's Fees..........................................           10
  Legal Fees................................................            1
  Audit Fees................................................            1
  Shareholders' Reports.....................................            1
  Other.....................................................            1
                                                                ---------
      Total Expenses........................................          251
                                                                ---------
  NET INVESTMENT INCOME.....................................        1,988
                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Loss on Investment Securities Sold...........      (13,914)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................       17,615
                                                                ---------
  NET GAIN ON INVESTMENT SECURITIES.........................        3,701
                                                                ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $   5,689
                                                                =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                SIX MONTHS     DEC. 14, 1998
                                                                   ENDED            TO
                                                                  MAY 31,        NOV. 30,
                                                                   2000            1999
                                                                -----------    -------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................     $  1,988         $  1,148
  Net Realized Loss on Investment Securities Sold...........      (13,914)            (463)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................       17,615           (1,479)
                                                                 --------         --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................        5,689             (794)
                                                                 --------         --------
Transactions in Interest:
  Contributions.............................................      129,640          132,586
  Withdrawals...............................................      (11,911)          (5,788)
                                                                 --------         --------
  Net Increase from Transactions in Interest................      117,729          126,798
                                                                 --------         --------
    Total Increase..........................................      123,418          126,004
                                                                 --------         --------
NET ASSETS
  Beginning of Period.......................................      126,004               --
                                                                 --------         --------
  End of Period.............................................     $249,422         $126,004
                                                                 ========         ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS    DEC. 14, 1998
                                                                 ENDED            TO
                                                                MAY 31,        NOV. 30,
                                                                 2000            1999
                                                              -----------   --------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................        N/A             N/A
                                                               --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................         --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................         --              --
                                                               --------        --------
  Total from Investment Operations..........................         --              --
                                                               --------        --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................         --              --
  Net Realized Gains........................................         --              --
                                                               --------        --------
  Total Distributions.......................................        N/A             N/A
                                                               --------        --------
Net Asset Value, End of Period..............................        N/A             N/A
                                                               ========        ========
Total Return................................................        N/A             N/A

Net Assets, End of Period (thousands).......................   $249,422        $126,004
Ratio of Expenses to Average Net Assets.....................       0.25%*          0.29%*(a)
Ratio of Net Investment Income to Average Net Assets........       2.00%*          1.66%*(a)
Portfolio Turnover Rate.....................................         42%*            10%*

--------------

*   Annualized

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its Feeder Fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $163,790
Sales.......................................................    48,092

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 30,637
Gross Unrealized Depreciation...............................   (14,984)
                                                              --------
Net.........................................................  $ 15,653
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the six months ended May 31, 2000 were as follows:

  WEIGHTED        WEIGHTED       NUMBER      INTEREST    MAXIMUM AMOUNT
   AVERAGE        AVERAGE        OF DAYS     EXPENSE        BORROWED
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED   DURING THE PERIOD
-------------   ------------   -----------   --------   -----------------
  6.82  %         $486,000          1          $92          $486,000

    There were no outstanding borrowings under the line of credit at May 31, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with JP Morgan which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2000, the market value of securities on loan to brokers was $1,174,227, the related collateral cash received was $1,496,300 and the value of collateral on overnight repurchase agreements was $1,534,934.